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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue, 18th Floor, Seattle, Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments

Russell Investments

2016 QUARTERLY REPORT

Russell Investment Funds

March 31, 2016

FUND

- Multi-Style Equity Fund
- Aggressive Equity Fund
- Non-U.S. Fund
- Core Bond Fund
- Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2016 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.9%			Archer-Daniels-Midland Co.	90	3
Consumer Discretionary - 12.7%			Bunge, Ltd.	19,400	1,099
Advance Auto Parts, Inc.	10,408	1,669	Coca-Cola Co. (The)	9,460	439
Amazon.com, Inc.(Æ)	3,759	2,232	Colgate-Palmolive Co.	2,162	153
Cable One, Inc.	1,000	437	Constellation Brands, Inc. Class A	10,959	1,656
Carnival Corp.	26,100	1,377	Core-Mark Holding Co., Inc.	1,900	155
CBS Corp. Class B	17,182	947	CVS Health Corp.	2,724	283
Children's Place, Inc. (The)	2,300	192	General Mills, Inc.	1,429	91
Comcast Corp. Class A	4,390	268	Kellogg Co.	9,500	727
Costco Wholesale Corp.	1,055	166	Kimberly-Clark Corp.	875	118
Darden Restaurants, Inc.	5,800	385	Kraft Heinz Co. (The)	6,008	472
Deckers Outdoor Corp.(Æ)	9,016	540	Kroger Co. (The)	1,692	65
Delphi Automotive PLC	12,656	949	Molson Coors Brewing Co. Class B	6,059	583
DISH Network Corp. Class A(Æ)	7,800	361	Mondelez International, Inc. Class A	136,167	5,461
DreamWorks Animation SKG, Inc. Class			PepsiCo, Inc.	43,236	4,430
A(Æ)	14,900	372	Philip Morris International, Inc.	32,246	3,164
Estee Lauder Cos., Inc. (The) Class A	376	35	Procter & Gamble Co. (The)	39,243	3,230
Fitbit, Inc. Class A(Æ)	4,600	70	Reynolds American, Inc.	1,959	99
Ford Motor Co.	125,400	1,693	Tyson Foods, Inc. Class A	6,400	427
Fossil Group, Inc.(Æ)	2,700	120	Unilever NV	74,645	3,335
Gap, Inc. (The)	36,630	1,077	Whole Foods Market, Inc.	6,000	187
General Motors Co.	55,700	1,751			29,029
Graham Holdings Co. Class B	907	435
Hilton Worldwide Holdings, Inc.	25,054	564	Energy - 6.9%
Home Depot, Inc. (The)	3,134	418	Antero Resources Corp.(Æ)	17,200	428
L Brands, Inc.(Æ)	11,570	1,016	BP PLC - ADR	26,850	810
Lennar Corp. Class A	28,120	1,360	California Resources Corp.	1,914	2
Liberty Global PLC Class C(Æ)	72,118	2,709	Carrizo Oil & Gas, Inc.(Æ)	3,300	102
Liberty LiLAC Group(Æ)	28,119	1,065	Chevron Corp.	23,836	2,274
Lowe's Cos., Inc.	657	50	Cobalt International Energy, Inc.(Æ)	120,800	359
McDonald's Corp.	11,347	1,426	ConocoPhillips	23,855	961
MGM Resorts International(Æ)	44,026	944	Core Laboratories NV	25,490	2,865
Michael Kors Holdings, Ltd.(Æ)	9,400	535	CVR Energy, Inc.	3,900	102
Murphy USA, Inc.(Æ)	4,100	252	Devon Energy Corp.	49,500	1,358
Newell Rubbermaid, Inc.	23,787	1,054	Diamond Offshore Drilling, Inc.	10,300	224
News Corp. Class A	47,200	603	Ensco PLC Class A	53,000	550
Nike, Inc. Class B	21,345	1,312	EOG Resources, Inc.	4,323	314
O'Reilly Automotive, Inc.(Æ)	5,606	1,534	Exxon Mobil Corp.	34,579	2,891
PVH Corp.	9,347	926	First Solar, Inc.(Æ)	4,200	288
Royal Caribbean Cruises, Ltd.	27,896	2,292	FMC Technologies, Inc.(Æ)	12,500	342
Sears Holdings Corp.(Æ)	4,400	67	Gulfport Energy Corp.(Æ)	13,379	379
Starbucks Corp.	53,585	3,200	Hess Corp.	11,300	595
Target Corp.	52,325	4,305	HollyFrontier Corp.	12,700	449
Thomson Reuters Corp.	727	29	Kinder Morgan, Inc.	75,700	1,352
Time Warner, Inc.	37,349	2,710	Laredo Petroleum, Inc.(Æ)	36,977	293
Time, Inc.	9,900	153	Marathon Oil Corp.	90,700	1,010
TJX Cos., Inc.	55,169	4,322	Marathon Petroleum Corp.	26,900	1,000
Tribune Media Co. Class A	13,200	506	Nabors Industries, Ltd.	79,100	728
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	8,785	1,702	NOW, Inc.(Æ)	15,300	271
Under Armour, Inc. Class A(Æ)	3,644	309	Occidental Petroleum Corp.	20,450	1,399
VF Corp.	801	52	Oceaneering International, Inc.	8,700	289
Viacom, Inc. Class B	106	4	PBF Energy, Inc. Class A	8,900	295
Wal-Mart Stores, Inc.	69,144	4,735	Phillips 66	20,240	1,753
Walt Disney Co. (The)	4,093	406	Pioneer Natural Resources Co.	3,779	532
Whirlpool Corp.	4,550	821	QEP Resources, Inc.	56,100	792
Yum! Brands, Inc.	315	26	Rice Energy, Inc.(Æ)	15,000	209
		56,483	Rowan Cos. PLC Class A	14,100	227
			Schlumberger, Ltd.	49,217	3,629
Consumer Staples - 6.5%			Spectra Energy Corp.	78	2
Altria Group, Inc.	45,509	2,852	Superior Energy Services, Inc.	8,200	110

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Targa Resources Corp.	29,400	878	SL Green Realty Corp.(ö)	11,600	1,124
World Fuel Services Corp.	7,000	340	State Street Corp.	41,700	2,440
		30,402	SunTrust Banks, Inc.	31,400	1,133
			SVB Financial Group(Æ)	2,890	295
Financial Services - 20.9%			Synchrony Financial(Æ)	72,094	2,066
Aflac, Inc.	985	62	Travelers Cos., Inc. (The)	14,928	1,743
Allstate Corp. (The)	22,219	1,497	US Bancorp	64,183	2,605
Ally Financial, Inc.(Æ)	37,400	700	Visa, Inc. Class A	57,372	4,388
American Equity Investment Life Holding			Voya Financial, Inc.	34,400	1,024
Co.	16,400	276	Wells Fargo & Co.	160,224	7,748
American Express Co.	52,830	3,244	Western Alliance Bancorp(Æ)	7,200	240
American Tower Corp.(ö)	56,238	5,758	WP Glimcher, Inc.(ö)	28,011	266
Ameriprise Financial, Inc.	6,910	650	Xenia Hotels & Resorts, Inc.(ö)	19,100	298
Arch Capital Group, Ltd.(Æ)	12,700	903	Zions Bancorporation	15,800	383
Aspen Insurance Holdings, Ltd.	1,852	88			92,891
AvalonBay Communities, Inc.(ö)	6,970	1,326
Bank of America Corp.	214,859	2,905	Health Care - 12.5%
Bank of New York Mellon Corp. (The)	33,436	1,232	Abbott Laboratories	3,601	151
BankUnited, Inc.	26,278	905	Aetna, Inc.	9,467	1,064
BB&T Corp.	1,617	54	Alexion Pharmaceuticals, Inc.(Æ)	4,299	599
Berkshire Hathaway, Inc. Class B(Æ)	47,411	6,728	Allergan PLC(Æ)	20,131	5,397
BlackRock, Inc. Class A	208	71	Allscripts Healthcare Solutions, Inc.(Æ)	7,500	99
Capital One Financial Corp.	35,131	2,434	Alnylam Pharmaceuticals, Inc.(Æ)	1,800	113
Chubb, Ltd.	1,117	133	Amgen, Inc.	774	116
Citigroup, Inc.	35,716	1,491	Anacor Pharmaceuticals, Inc.(Æ)	12,022	643
Citizens Financial Group, Inc.	48,400	1,014	Anthem, Inc.	10,186	1,415
CNA Financial Corp.	1,591	51	Baxalta, Inc.	1,272	51
Comerica, Inc.	23,800	901	Baxter International, Inc.	1,272	52
Discover Financial Services	48,219	2,455	Becton Dickinson and Co.	404	61
E*Trade Financial Corp.(Æ)	19,000	465	Biogen, Inc.(Æ)	115	30
East West Bancorp, Inc.	14,500	471	Bristol-Myers Squibb Co.	35,095	2,242
Equity Residential(ö)	364	27	Cardinal Health, Inc.	31,756	2,602
FleetCor Technologies, Inc.(Æ)	7,765	1,155	Celgene Corp.(Æ)	3,623	363
Four Corners Property Trust, Inc.(ö)	1,967	35	Cigna Corp.	9,142	1,254
Franklin Resources, Inc.	906	35	DexCom, Inc.(Æ)	9,180	623
Goldman Sachs Group, Inc. (The)	11,670	1,832	Edwards Lifesciences Corp.(Æ)	15,240	1,344
Home BancShares, Inc.	1,800	74	Eli Lilly & Co.	13,643	982
Iberiabank Corp.	5,000	256	Endo International PLC(Æ)	8,490	239
Intercontinental Exchange, Inc.	4,940	1,162	Express Scripts Holding Co.(Æ)	1,348	93
JPMorgan Chase & Co.	57,958	3,432	Gilead Sciences, Inc.	25,713	2,362
KeyCorp	157,366	1,737	HCA Holdings, Inc.(Æ)	11,647	909
Leucadia National Corp.	37,600	608	ICU Medical, Inc.(Æ)	1,900	198
Lincoln National Corp.	14,500	568	Intuitive Surgical, Inc.(Æ)	1,441	866
Loews Corp.	47,490	1,817	Johnson & Johnson	103,293	11,178
Markel Corp.(Æ)	5,194	4,631	Laboratory Corp. of America Holdings(Æ)	8,038	941
Marsh & McLennan Cos., Inc.	1,284	78	Magellan Health, Inc.(Æ)	5,600	380
MasterCard, Inc. Class A	22,757	2,150	McKesson Corp.	443	70
McGraw Hill Financial, Inc.	9,374	928	Medtronic PLC	42,142	3,160
MetLife, Inc.	20,711	910	Merck & Co., Inc.	53,295	2,820
Northern Trust Corp.	17,900	1,167	Mylan NV(Æ)	19,925	924
PayPal Holdings, Inc.(Æ)	20,900	807	Pfizer, Inc.	236,875	7,021
PNC Financial Services Group, Inc. (The)	25,854	2,186	St. Jude Medical, Inc.	32,059	1,763
Principal Financial Group, Inc.	23,400	923	Stryker Corp.	813	87
Prudential Financial, Inc.	12,447	899	TESARO, Inc.(Æ)	15,708	692
Public Storage(ö)	351	97	Thermo Fisher Scientific, Inc.	7,562	1,070
Regions Financial Corp.	200,089	1,571	UnitedHealth Group, Inc.	2,283	294
Reinsurance Group of America, Inc. Class A	9,934	956	Zimmer Biomet Holdings, Inc.	10,800	1,152
Santander Consumer USA Holdings, Inc.(Æ)	77,300	811			55,420
Signature Bank(Æ)	2,560	348
Simon Property Group, Inc.(ö)	597	124

See accompanying notes which are an integral part of this quarterly report.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Materials and Processing - 3.5%			United Technologies Corp.	10,057	1,007
Air Products & Chemicals, Inc.	381	55	Waste Management, Inc.	471	28
Axiall Corp.	4,600	100	Xylem, Inc.	22,857	935
CRH PLC - ADR	64,790	1,826			48,450
Dow Chemical Co. (The)	31,593	1,607
Ecolab, Inc.	28,693	3,200	Technology - 15.7%
Hexcel Corp.	11,192	489	3D Systems Corp.(Æ)	16,600	257
International Paper Co.	22,590	927	Activision Blizzard, Inc.	25,867	875
Masco Corp.	32,100	1,010	Adobe Systems, Inc.(Æ)	38,712	3,632
Monsanto Co.	117	10	Advanced Micro Devices, Inc.(Æ)	96,220	274
Newmont Mining Corp.	20,800	553	Alibaba Group Holding, Ltd. - ADR(Æ)	12,146	960
Nucor Corp.	11,000	520	Alphabet, Inc. Class A	4,657	3,552
Owens-Illinois, Inc.(Æ)	17,200	275	Alphabet, Inc. Class C	7,322	5,455
PPG Industries, Inc.	20,281	2,261	Anixter International, Inc.(Æ)	8,000	417
Praxair, Inc.	16,719	1,913	Apple, Inc.	92,896	10,126
Rio Tinto PLC - ADR	14,490	410	ARRIS International PLC(Æ)	35,100	804
Westlake Chemical Corp.	5,200	241	Arrow Electronics, Inc.(Æ)	7,600	490
		15,397	Avnet, Inc.	13,580	602
			Broadcom, Ltd.	13,897	2,147
Producer Durables - 10.9%			Brocade Communications Systems, Inc.	33,900	359
3M Co.	1,522	254	Cisco Systems, Inc.	93,307	2,656
Accenture PLC Class A	1,500	173	Cognizant Technology Solutions Corp. Class
Automatic Data Processing, Inc.	1,114	100	A(Æ)	662	42
B/E Aerospace, Inc.	43,279	1,995	Computer Sciences Corp.	8,900	306
Boeing Co. (The)	724	92	Electronic Arts, Inc.(Æ)	11,268	745
Colfax Corp.(Æ)	18,427	527	Facebook, Inc. Class A(Æ)	33,927	3,871
CSX Corp.	256	7	Finisar Corp.(Æ)	11,400	208
Cummins, Inc.	335	37	Harris Corp.	11,089	863
Danaher Corp.	1,421	135	Hewlett Packard Enterprise Co.	53,186	943
Deere & Co.	135	10	Intel Corp.	79,687	2,578
Delta Air Lines, Inc.	24,520	1,194	International Business Machines Corp.	15,416	2,335
Emerson Electric Co.	1,238	67	Intuit, Inc.	27,865	2,898
FedEx Corp.	18,449	3,002	Juniper Networks, Inc.	38,500	982
General Dynamics Corp.	8,992	1,181	Lam Research Corp.	10,917	902
General Electric Co.	83,670	2,660	Leidos Holdings, Inc.	17,176	864
Honeywell International, Inc.	56,623	6,344	Marvell Technology Group, Ltd.	75,600	779
Huntington Ingalls Industries, Inc.	1,215	166	Microsoft Corp.	111,646	6,166
Illinois Tool Works, Inc.	721	74	NCR Corp.(Æ)	14,700	440
Kansas City Southern	26,912	2,299	NetApp, Inc.	27,900	761
KBR, Inc.	27,000	418	NetScout Systems, Inc.(Æ)	12,200	280
Kennametal, Inc.	14,000	315	NXP Semiconductors NV(Æ)	24,886	2,018
Lexmark International, Inc. Class A	16,628	556	ON Semiconductor Corp.(Æ)	14,100	135
Lockheed Martin Corp.	648	144	Oracle Corp.	108,696	4,447
Mettler-Toledo International, Inc.(Æ)	12,065	4,159	Palo Alto Networks, Inc.(Æ)	2,818	460
Norfolk Southern Corp.	9,825	818	Polycom, Inc.(Æ)	28,000	312
Northrop Grumman Corp.	8,643	1,711	QUALCOMM, Inc.	12,097	618
Orbital ATK, Inc.	6,900	600	Rovi Corp.(Æ)	8,300	170
Raytheon Co.	33,018	4,049	Sanmina Corp.(Æ)	4,400	103
Rockwell Automation, Inc.	6,753	768	Synopsys, Inc.(Æ)	2,684	130
Sensata Technologies Holding NV(Æ)	46,055	1,789	Texas Instruments, Inc.	2,499	143
Southwest Airlines Co.	44,507	1,993	Verint Systems, Inc.(Æ)	12,800	427
Stanley Black & Decker, Inc.	16,230	1,708	Viavi Solutions, Inc.(Æ)	63,600	436
Teekay Corp.	4,800	42	Western Digital Corp.	22,700	1,072
Textron, Inc.	26,100	952	Xilinx, Inc.	9,888	469
TransDigm Group, Inc.(Æ)	16,000	3,524	Zynga, Inc. Class A(Æ)	138,400	316
Trinity Industries, Inc.	26,200	480			69,825
Triumph Group, Inc.	15,500	488
Union Pacific Corp.	2,100	167	Utilities - 5.3%
United Continental Holdings, Inc.(Æ)	21,765	1,303	American Electric Power Co., Inc.	25,454	1,690
United Parcel Service, Inc. Class B	1,696	179	AT&T, Inc.	176,772	6,925

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($) or		Value
	Shares		$
Consolidated Edison, Inc.	14,100		1,080
Dominion Resources, Inc.	437		33
Duke Energy Corp.	3,344		270
Entergy Corp.	30,322		2,404
Exelon Corp.	36,784		1,319
FirstEnergy Corp.	24,100		867
NextEra Energy, Inc.	16,446		1,946
PG&E Corp.	21,330		1,274
Southern Co. (The)	31,765		1,643
Sprint Corp.(Æ)	75,400		262
Verizon Communications, Inc.	73,328		3,965
			23,678

Total Common Stocks
(cost $373,326)			421,575

Short-Term Investments - 4.9%
Russell U.S. Cash Management Fund	21,797,397	(8)	21,797
Total Short-Term Investments
(cost $21,797)			21,797

Total Investments 99.8%
(identified cost $395,123)			443,372

Other Assets and Liabilities, Net
- 0.2%			766
Net Assets - 100.0%			444,138

See accompanying notes which are an integral part of this quarterly report.

6 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	122	USD	13,832	06/16	304
S&P 500 E-Mini Index Futures	88	USD	9,027	06/16	248
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					552

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$56,483	$—		$—	$56,483
Consumer Staples	29,029	—		—	29,029
Energy	30,402	—		—	30,402
Financial Services	92,891	—		—	92,891
Health Care	55,420	—		—	55,420
Materials and Processing	15,397	—		—	15,397
Producer Durables	48,450	—		—	48,450
Technology	69,825	—		—	69,825
Utilities	23,678	—		—	23,678
Short-Term Investments(a)	—	—		—	21,797
Total Investments	421,575	—		—	443,372

Other Financial Instruments
Futures Contracts	552	—		—	552
Total Other Financial Instruments*	$552	$—		$—	$552

*       Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)    Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 7

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 95.3%			Skechers U.S.A., Inc. Class A(Æ)	21,966	669
Consumer Discretionary - 14.7%			Smith & Wesson Holding Corp.(Æ)	21,182	564
Abercrombie & Fitch Co. Class A(Ñ)	24,925	786	SodaStream International, Ltd.(Æ)(Ñ)	28,415	400
American Axle & Manufacturing Holdings,			Sonic Corp.	11,164	393
Inc.(Æ)	4,433	68	Sportsman's Warehouse Holdings, Inc.(Æ)(Ñ)	35,417	446
American Eagle Outfitters, Inc.(Ñ)	18,388	307	Stamps.com, Inc.(Æ)	7,634	811
American Woodmark Corp.(Æ)	5,833	435	Steven Madden, Ltd.(Æ)	7,598	281
Asbury Automotive Group, Inc.(Æ)	2,329	139	Superior Uniform Group, Inc.	8,600	153
Big Lots, Inc.	10,187	461	Tandy Leather Factory, Inc.(Æ)	49,955	347
Bloomin' Brands, Inc.	29,749	502	Tenneco, Inc.(Æ)	6,318	325
Blue Nile, Inc.(Æ)	6,708	172	Tile Shop Holdings, Inc.(Æ)(Ñ)	31,632	472
Bridgepoint Education, Inc.(Æ)	24,234	244	TRI Pointe Group, Inc.(Æ)	10,934	129
Bright Horizons Family Solutions, Inc.(Æ)	15,341	994	TubeMogul, Inc.(Æ)(Ñ)	43,314	560
Brinker International, Inc.	7,382	339	Tuesday Morning Corp.(Æ)	12,905	106
Caleres, Inc.	15,730	445	Universal Electronics, Inc.(Æ)	29,531	1,832
Carmike Cinemas, Inc.(Æ)	8,776	264	Vail Resorts, Inc.	4,277	572
Cato Corp. (The) Class A	7,582	292	Vera Bradley, Inc.(Æ)	4,875	99
Century Communities, Inc.(Æ)	19,214	328	Vista Outdoor, Inc.(Æ)	3,731	194
Chico's FAS, Inc.	48,353	642	VOXX International Corp. Class A(Æ)	31,524	141
Children's Place, Inc. (The)	7,925	661	ZAGG, Inc.(Æ)	44,522	401
Chuy's Holdings, Inc.(Æ)	20,416	634			31,036
Cooper Tire & Rubber Co.	7,207	267
Dana Holding Corp.	21,705	306	Consumer Staples - 3.6%
Delta Apparel, Inc.(Æ)	10,181	195	Amplify Snack Brands, Inc.(Æ)(Ñ)	17,441	250
Denny's Corp.(Æ)	15,515	161	Andersons, Inc. (The)	41,166	1,294
Destination Maternity Corp.	8,633	59	Boston Beer Co., Inc. Class A(Æ)(Ñ)	1,011	187
Destination XL Group, Inc.(Æ)(Ñ)	80,399	416	Calavo Growers, Inc.(Æ)	1,581	90
Drew Industries, Inc.(Æ)	2,795	180	Coca-Cola Bottling Co.(Æ)	1,059	169
Expedia, Inc.	2,746	296	Core-Mark Holding Co., Inc.	2,777	226
Fox Factory Holding Corp.(Æ)	17,515	277	Freshpet, Inc.(Æ)(Ñ)	12,775	94
Genesco, Inc.(Æ)	14,392	1,041	J&J Snack Foods Corp.	9,790	1,060
G-III Apparel Group, Ltd.(Æ)	7,662	375	John B Sanfilippo & Son, Inc.(Æ)	15,531	1,073
Grand Canyon Education, Inc.(Æ)	11,919	509	Natural Grocers by Vitamin Cottage, Inc.(Æ)	2,914	62
Gray Television, Inc.(Æ)	47,068	552	Natural Health Trends Corp.(Ñ)	9,289	308
Helen of Troy, Ltd.(Æ)	2,404	249	Nature's Sunshine Products, Inc.	2,379	23
IMAX Corp.(Æ)	3,835	119	Omega Protein Corp.(Æ)	23,309	395
Jamba, Inc.(Æ)(Ñ)	4,834	60	Sanderson Farms, Inc.(Ñ)	1,957	176
Kona Grill, Inc.(Æ)(Ñ)	17,478	226	Smart & Final Stores, Inc.(Æ)	7,473	121
LGI Homes, Inc.(Æ)(Ñ)	6,015	146	Snyders-Lance, Inc.	8,165	257
Libbey, Inc.	24,691	459	SpartanNash Co.	5,253	159
Lithia Motors, Inc. Class A	10,997	960	TreeHouse Foods, Inc.(Æ)	11,038	958
Malibu Boats, Inc. Class A(Æ)	19,388	318	USANA Health Sciences, Inc.(Æ)(Ñ)	824	100
MarineMax, Inc.(Æ)	27,133	528	Vector Group, Ltd.(Ñ)	3,989	91
Marriott Vacations Worldwide Corp.	2,655	179	Village Super Market, Inc. Class A(Æ)	3,140	76
MCBC Holdings, Inc.(Æ)	14,720	207	WD-40 Co.	2,020	218
Meredith Corp.	24,953	1,186	Weis Markets, Inc.	3,800	171
Monro Muffler Brake, Inc.	7,976	570			7,558
Motorcar Parts of America, Inc.(Æ)	21,670	823
Nautilus, Inc.(Æ)	42,769	826	Energy - 3.2%
Nexstar Broadcasting Group, Inc. Class A(Ñ)	11,911	527	Callon Petroleum Co.(Æ)	98,736	874
Outfront Media, Inc.(ö)	23,281	491	CARBO Ceramics, Inc.(Ñ)	41,976	596
Papa Murphy's Holdings, Inc.(Æ)	19,445	232	Green Plains, Inc.	27,292	436
Performance Sports Group, Ltd.(Æ)	21,907	70	Gulfport Energy Corp.(Æ)	11,954	339
Pool Corp.	3,645	320	Nabors Industries, Ltd.	89,810	826
Popeyes Louisiana Kitchen, Inc.(Æ)	4,291	223	Parsley Energy, Inc. Class A(Æ)	19,964	451
PriceSmart, Inc.	1,258	106	Patterson-UTI Energy, Inc.	68,634	1,208
Reading International, Inc. Class A(Æ)	5,521	66	PBF Energy, Inc. Class A	28,396	943
Red Lion Hotels Corp.(Æ)	55,351	467	Ring Energy, Inc.(Æ)	32,232	163
Red Robin Gourmet Burgers, Inc.(Æ)	4,152	268	Southwestern Energy Co.(Æ)(Ñ)	20,300	164
Salem Media Group, Inc. Class A	29,083	168	Superior Energy Services, Inc.	46,118	618

See accompanying notes which are an integral part of this quarterly report.

8 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Synergy Resources Corp.(Æ)	27,634	215	Gramercy Property Trust(Æ)(ö)	109,865	928
Vivint Solar, Inc.(Æ)	10,281	27	Green Dot Corp. Class A(Æ)	57,975	1,332
		6,860	Greenhill & Co., Inc.	11,567	257
			Hancock Holding Co.	26,325	604
Financial Services - 24.7%			Hanover Insurance Group, Inc. (The)	8,491	766
Agree Realty Corp.(ö)	6,874	264	Heritage Financial Corp.	11,381	200
Allied World Assurance Co. Holdings AG	13,133	459	Highwoods Properties, Inc.(ö)	25,414	1,215
American Capital Mortgage Investment Corp.			Home BancShares, Inc.	5,519	226
(ö)	14,795	217	Hudson Pacific Properties, Inc.(ö)	7,933	229
American Equity Investment Life Holding			Iberiabank Corp.	17,000	872
Co.(Æ)	22,619	380	Independence Realty Trust, Inc.(ö)	28,392	202
Ameris Bancorp	8,495	251	Invesco Mortgage Capital, Inc.(ö)	4,792	58
Amerisafe, Inc.	36,448	1,915	JER Investment Trust, Inc.(Æ)(Å)	1,771	—
Anchor BanCorp Wisconsin, Inc.(Æ)	3,718	168	Kearny Financial Corp.(Æ)	33,492	414
Apollo Commercial Real Estate Finance,			LaSalle Hotel Properties(ö)	4,683	119
Inc.(ö)	811	13	LendingTree, Inc.(Æ)(Ñ)	12,797	1,251
Asta Funding, Inc.(Æ)	10,234	91	Manning & Napier, Inc. Class A	19,640	158
Atlas Financial Holdings, Inc.(Æ)	21,588	392	Medical Properties Trust, Inc.(ö)	24,674	320
BancFirst Corp.	838	48	Mercantile Bank Corp.	9,915	222
Bancorp, Inc. (The)(Æ)	74,105	424	Meridian Bancorp, Inc.	45,952	640
BankUnited, Inc.	23,491	809	Monmouth Real Estate Investment Corp.(ö)	17,842	212
Berkshire Hills Bancorp, Inc.	14,884	400	National Bank Holdings Corp. Class A	31,685	646
Boston Private Financial Holdings, Inc.	56,503	647	National General Holdings Corp.	47,419	1,024
Brookline Bancorp, Inc.	27,186	299	New Residential Investment Corp.(ö)	30,459	354
Capstead Mortgage Corp.(ö)	14,096	139	New York REIT, Inc.(ö)	57,838	584
CatchMark Timber Trust, Inc. Class A(ö)	13,172	143	Northfield Bancorp, Inc.	12,878	212
Chemical Financial Corp.(Ñ)	19,483	695	Northrim BanCorp, Inc.	15,426	369
Clifton Bancorp, Inc.	1,276	19	Northwest Bancshares, Inc.	40,093	542
CoBiz Financial, Inc.	26,476	313	OFG Bancorp	179,266	1,253
Cohen & Steers, Inc.	21,100	821	Old National Bancorp	63,360	772
Colony Capital, Inc. Class A(ö)	1,326	22	OM Asset Management PLC	8,555	114
Colony Starwood Homes(ö)	12,228	303	Pacific Premier Bancorp, Inc.(Æ)	15,310	327
Columbia Banking System, Inc.	33,576	1,005	PacWest Bancorp	16,784	624
Community Bank System, Inc.	2,677	102	Parkway Properties, Inc.(ö)	26,514	415
ConnectOne Bancorp, Inc.	7,826	128	Pebblebrook Hotel Trust(ö)	22,250	647
CoreSite Realty Corp. Class A(ö)	4,203	294	Physicians Realty Trust(ö)	24,427	454
Corporate Office Properties Trust(ö)	32,212	845	Potlatch Corp.(ö)	22,827	719
Cousins Properties, Inc.(ö)	9,208	96	Preferred Bank	7,925	240
CYS Investments, Inc.(ö)	34,461	281	ProAssurance Corp.	17,973	909
Easterly Government Properties, Inc.(Æ)(ö)	8,548	158	Prosperity Bancshares, Inc.(Ñ)	24,525	1,138
Education Realty Trust, Inc.(ö)	15,770	656	PS Business Parks, Inc.(ö)	2,860	287
EPR Properties(ö)	1,642	109	QTS Realty Trust, Inc. Class A(ö)	5,984	284
Equity Commonwealth(Æ)(ö)	15,482	437	Radian Group, Inc.	19,747	245
Essent Group, Ltd.(Æ)	1,103	23	Real Industry, Inc.(Æ)(Ñ)	33,517	292
Euronet Worldwide, Inc.(Æ)	10,753	797	Renasant Corp.	22,531	741
Evercore Partners, Inc. Class A	12,649	655	RLJ Lodging Trust(ö)	3,349	77
FBR & Co.	11,446	207	Safeguard Scientifics, Inc.(Æ)	13,290	176
FCB Financial Holdings, Inc. Class A(Æ)	19,457	647	Saul Centers, Inc.(ö)	744	39
First American Financial Corp.	5,163	197	Select Income REIT(ö)	866	20
First Bancorp	8,809	166	South State Corp.	4,165	268
First Commonwealth Financial Corp.	48,284	428	STAG Industrial, Inc.(ö)	23,536	479
First Financial Bancorp	17,626	320	State Bank Financial Corp.	10,908	216
First Merchants Corp.	13,678	322	Sterling Bancorp	29,587	471
First Midwest Bancorp, Inc.	23,331	420	Synovus Financial Corp.	13,996	405
FNB Corp.	122,268	1,591	Tanger Factory Outlet Centers, Inc.(ö)	18,945	689
Franklin Street Properties Corp.(ö)	27,670	294	TCF Financial Corp.	26,326	323
GEO Group, Inc. (The)(ö)	14,445	501	Terreno Realty Corp.(ö)	31,268	733
German American Bancorp, Inc.(Ñ)	4,757	153	TrustCo Bank Corp.	19,580	119
Getty Realty Corp.(ö)	13,696	272	UMB Financial Corp.	14,457	746
Government Properties Income Trust(ö)	989	18	Union Bankshares Corp.	5,680	140

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 9

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Urstadt Biddle Properties, Inc. Class A(ö)	8,025	168	Nevro Corp.(Æ)(Ñ)	2,544	143
Validus Holdings, Ltd.	9,558	451	Nuvectra Corp.(Æ)	1,827	10
Voya Financial, Inc.	13,732	409	Owens & Minor, Inc.	2,514	102
Washington Real Estate Investment Trust(ö)	13,389	391	PDL BioPharma, Inc.	33,349	111
WesBanco, Inc.	12,615	375	Prestige Brands Holdings, Inc.(Æ)	7,706	411
Westamerica Bancorporation(Ñ)	996	49	Sagent Pharmaceuticals, Inc.(Æ)	11,676	142
Western Alliance Bancorp(Æ)	24,562	820	STERIS PLC(Æ)	17,200	1,223
Whitestone REIT Class B(ö)	8,999	113	SurModics, Inc.(Æ)	9,193	169
WisdomTree Investments, Inc.(Ñ)	24,975	285	US Physical Therapy, Inc.	12,258	610
Yadkin Financial Corp.	22,329	529	VCA, Inc.(Æ)	7,981	460
		52,262			21,316

Health Care - 10.1%			Materials and Processing - 6.6%
Acadia Healthcare Co., Inc.(Æ)	16,528	911	A Schulman, Inc.	8,594	234
Acorda Therapeutics, Inc.(Æ)	5,879	155	Aceto Corp.	26,947	635
Adeptus Health, Inc. Class A(Æ)(Ñ)	9,743	541	American Vanguard Corp.(Æ)(Ñ)	13,341	211
Air Methods Corp.(Æ)	12,076	437	Axiall Corp.	35,571	777
Amedisys, Inc.(Æ)	16,407	793	Cabot Corp.	6,055	293
AMN Healthcare Services, Inc.(Æ)	28,230	950	Compass Minerals International, Inc.(Ñ)	11,672	827
Amsurg Corp. Class A(Æ)	4,119	307	FMC Corp.	7,472	302
Analogic Corp.	10,976	867	FutureFuel Corp.	10,711	126
Anika Therapeutics, Inc.(Æ)	1,012	45	Graphic Packaging Holding Co.	30,839	396
BioScrip, Inc.(Æ)(Ñ)	43,816	94	Greif, Inc. Class A	15,094	494
BioSpecifics Technologies Corp.(Æ)	3,792	132	Haynes International, Inc.	11,589	423
BioTelemetry, Inc.(Æ)	21,578	252	Headwaters, Inc.(Æ)	19,696	391
Calithera Biosciences, Inc.(Æ)(Ñ)	14,321	81	Insteel Industries, Inc.	9,794	299
Cambrex Corp.(Æ)	9,529	419	Interface, Inc. Class A	32,663	606
Cantel Medical Corp.	11,095	792	Koppers Holdings, Inc.(Æ)	12,172	274
Charles River Laboratories International,			Kronos Worldwide, Inc.(Ñ)	53,777	308
Inc.(Æ)	10,026	761	Landec Corp.(Æ)	15,132	159
Community Health Systems, Inc.(Æ)	41,507	768	LB Foster Co. Class A	40,924	743
Computer Programs & Systems, Inc.(Ñ)	3,588	187	LSB Industries, Inc.(Æ)(Ñ)	36,349	463
Cross Country Healthcare, Inc.(Æ)	46,387	539	NN, Inc.(Ñ)	23,342	319
Dipexium Pharmaceuticals, Inc.(Æ)(Ñ)	8,925	85	Omnova Solutions, Inc.(Æ)	57,464	319
Eagle Pharmaceuticals, Inc.(Æ)(Ñ)	3,929	159	Patrick Industries, Inc.(Æ)	17,193	780
Emergent BioSolutions, Inc.(Æ)	2,372	86	PGT, Inc.(Æ)	36,355	358
Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	4,663	137	PolyOne Corp.	17,531	530
Ensign Group, Inc. (The)	26,719	605	Summit Materials, Inc. Class A(Æ)	43,532	847
Everyday Health, Inc.(Æ)	12,047	67	United States Steel Corp.(Ñ)	25,377	407
Exactech, Inc.(Æ)	16,251	329	Universal Stainless & Alloy Products, Inc.(Æ)	18,959	193
Genomic Health, Inc.(Æ)	5,449	135	US Concrete, Inc.(Æ)	25,241	1,504
Globus Medical, Inc. Class A(Æ)	2,457	58	US Silica Holdings, Inc.(Ñ)	31,251	710
Greatbatch, Inc.(Æ)	5,483	195			13,928
Heska Corp.(Æ)	15,457	441
ICON PLC(Æ)	3,050	229	Producer Durables - 15.8%
ICU Medical, Inc.(Æ)	2,711	282	ABM Industries, Inc.	15,058	487
INC Research Holdings, Inc. Class A(Æ)	19,835	817	ACCO Brands Corp.(Æ)	161,472	1,450
Inovio Pharmaceuticals, Inc.(Æ)(Ñ)	26,225	228	Actuant Corp. Class A(Æ)	12,060	298
Insmed, Inc.(Æ)(Ñ)	11,369	144	Air Transport Services Group, Inc.(Æ)	52,911	814
Integra LifeSciences Holdings Corp.(Æ)	16,853	1,136	Allegiant Travel Co. Class A	2,017	359
iRadimed Corp.(Æ)(Ñ)	22,277	427	Argan, Inc.(Æ)	8,415	296
Kindred Healthcare, Inc.	53,186	657	Astec Industries, Inc.	10,940	511
Lannett Co., Inc.(Æ)(Ñ)	9,348	168	Atlas Air Worldwide Holdings, Inc.(Æ)	22,444	949
LeMaitre Vascular, Inc.	18,902	293	AZZ, Inc.	14,926	845
LifePoint Health, Inc.(Æ)	6,744	467	Clarcor, Inc.	10,867	628
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	12,194	1,307	Columbus McKinnon Corp.	32,815	517
Myriad Genetics, Inc.(Æ)(Ñ)	2,311	87	Compass Diversified Holdings	57,926	907
National HealthCare Corp.	2,550	159	Convergys Corp.	23,094	641
NeoGenomics, Inc.(Æ)	24,196	163	CoStar Group, Inc.(Æ)	4,361	821
Neurocrine Biosciences, Inc.(Æ)	1,078	43	Crane Co.	24,275	1,307

See accompanying notes which are an integral part of this quarterly report.

10 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
CUI Global, Inc.(Æ)(Ñ)	29,761	240	comScore, Inc.(Æ)	4,878	147
Curtiss-Wright Corp.	7,182	543	Cray, Inc.(Æ)	1,020	43
Deluxe Corp.	11,186	699	Cree, Inc.(Æ)(Ñ)	9,632	280
DHI Group, Inc.(Æ)	27,359	221	CSG Systems International, Inc.	6,971	315
Ducommun, Inc.(Æ)	10,194	155	Cypress Semiconductor Corp.(Æ)(Ñ)	92,505	801
DXP Enterprises, Inc.(Æ)	11,215	197	CYREN, Ltd.(Æ)	77,523	131
Dycom Industries, Inc.(Æ)	24,530	1,586	Datalink Corp.(Æ)	12,581	115
Echo Global Logistics, Inc.(Æ)	14,034	381	Diebold, Inc.	50,671	1,465
Ennis, Inc.	21,314	417	Dolby Laboratories, Inc. Class A	4,424	192
Forrester Research, Inc.	3,728	125	DSP Group, Inc.(Æ)	5,548	51
Franklin Electric Co., Inc.	9,615	309	ePlus, Inc.(Æ)	3,265	263
GP Strategies Corp.(Æ)	11,678	320	Fabrinet(Æ)	25,137	813
Granite Construction, Inc.	34,624	1,656	Gigamon, Inc.(Æ)	15,690	487
Greenbrier Cos., Inc.(Ñ)	12,736	352	Glu Mobile, Inc.(Æ)(Ñ)	55,068	155
HEICO Corp.	3,100	186	GSI Group, Inc.(Æ)	33,210	470
Hudson Technologies, Inc.(Æ)	83,869	275	GTT Communications, Inc.(Æ)	27,376	453
KBR, Inc.	71,226	1,103	Imperva, Inc.(Æ)	3,917	198
Keysight Technologies, Inc.(Æ)	9,812	272	Infinera Corp.(Æ)	16,750	269
Knight Transportation, Inc.	3,007	79	Insight Enterprises, Inc.(Æ)	7,942	227
Knoll, Inc.	20,951	454	Inteliquent, Inc.	9,458	152
Littelfuse, Inc.	4,069	501	Interactive Intelligence Group, Inc.(Æ)	14,904	543
Lydall, Inc.(Æ)	9,762	317	KEYW Holding Corp. (The)(Æ)(Ñ)	17,097	114
Marten Transport, Ltd.	10,637	199	LogMeIn, Inc.(Æ)	10,447	527
McGrath RentCorp	18,609	467	Lumentum Holdings, Inc.(Æ)	17,379	469
MSA Safety, Inc.	17,913	866	MA-COM Technology Solutions Holdings,
NV5 Global, Inc.(Æ)(Ñ)	3,491	94	Inc.(Æ)	9,854	432
Old Dominion Freight Line, Inc.(Æ)	4,440	309	Methode Electronics, Inc.	10,804	316
Oshkosh Corp.	16,714	683	Microsemi Corp.(Æ)	24,190	927
OSI Systems, Inc.(Æ)	17,994	1,178	Monolithic Power Systems, Inc.	2,504	159
PFSweb, Inc.(Æ)	33,091	434	NeoPhotonics Corp.(Æ)	37,888	532
Primoris Services Corp.	25,051	609	NETGEAR, Inc.(Æ)	4,225	171
Radiant Logistics, Inc.(Æ)	74,934	268	Open Text Corp.	14,467	749
Regal Beloit Corp.	15,025	948	Orbotech, Ltd.(Æ)	24,034	572
Ryder System, Inc.	1,853	120	Paycom Software, Inc.(Æ)	4,790	171
Standex International Corp.	4,791	373	PC Connection, Inc.(Æ)	4,747	123
Sun Hydraulics Corp.	6,227	207	Perficient, Inc.(Æ)	35,970	781
Sykes Enterprises, Inc.(Æ)	8,785	265	Plantronics, Inc.	4,855	190
Tetra Tech, Inc.	11,416	340	Proofpoint, Inc.(Æ)(Ñ)	3,553	191
Tidewater, Inc.(Ñ)	82,922	566	Q2 Holdings, Inc.(Æ)	15,808	380
Titan Machinery, Inc.(Æ)	26,971	312	QLogic Corp.(Æ)	3,919	53
TransDigm Group, Inc.(Æ)	2,306	508	Rubicon Project, Inc. (The)(Æ)	20,480	374
Triumph Group, Inc.	34,768	1,094	Sapiens International Corp. NV	40,830	489
Vishay Precision Group, Inc.(Æ)	14,904	209	Science Applications International Corp.	4,652	248
Wesco Aircraft Holdings, Inc.(Æ)	88,167	1,269	Silicon Graphics International Corp.(Æ)	120,206	856
WNS Holdings, Ltd. - ADR(Æ)	31,703	971	Sonus Networks, Inc.(Æ)	17,337	131
		33,507	Sparton Corp.(Æ)	23,201	417
			Streamline Health Solutions, Inc.(Æ)	44,115	62
Technology - 13.2%			Synaptics, Inc.(Æ)	4,752	379
Acacia Research Corp.	155,508	589	Synchronoss Technologies, Inc.(Æ)	8,506	275
ADTRAN, Inc.	109,254	2,208	Syntel, Inc.(Æ)	6,103	305
Ambarella, Inc.(Æ)(Ñ)	4,591	205	Tangoe, Inc.(Æ)	17,784	140
Autobytel, Inc.(Æ)	25,077	435	TESSCO Technologies, Inc.	19,050	317
Benefitfocus, Inc.(Æ)(Ñ)	7,612	254	Tyler Technologies, Inc.(Æ)	11,036	1,419
Black Box Corp.	34,469	464	Ultimate Software Group, Inc.(Æ)	5,094	986
CACI International, Inc. Class A(Æ)	2,880	307	USA Technologies, Inc.(Æ)(Ñ)	70,661	308
Callidus Software, Inc.(Æ)	29,798	497	Vocera Communications, Inc.(Æ)	29,508	376
Cavium, Inc.(Æ)	1,979	121	Xplore Technologies Corp.(Æ)	41,484	145
CEVA, Inc.(Æ)	12,205	275			27,885
Cohu, Inc.	29,489	350
CommVault Systems, Inc.(Æ)	12,183	526

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 11

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($) or		Value
	Shares		$
Utilities - 3.4%
8x8, Inc.(Æ)	13,654		137
American States Water Co.	2,780		109
Artesian Resources Corp. Class A	4,198		117
Black Hills Corp.(Ñ)	8,890		536
Boingo Wireless, Inc.(Æ)	32,428		250
California Water Service Group	20,913		560
Chesapeake Utilities Corp.	6,256		394
Cleco Corp.	5,259		290
Cogent Communications Holdings, Inc.	11,999		468
Connecticut Water Service, Inc.	4,223		190
Consolidated Water Co., Ltd.	5,377		65
Globalstar, Inc.(Æ)(Ñ)	208,388		306
Idacorp, Inc.	1,614		120
inContact, Inc.(Æ)	43,807		389
j2 Global, Inc.	5,393		332
Laclede Group, Inc. (The)	4,399		298
Middlesex Water Co.	4,511		139
NorthWestern Corp.	8,090		501
ONE Gas, Inc.	4,630		283
Ormat Technologies, Inc.	1,412		58
Piedmont Natural Gas Co., Inc.	3,942		236
Shenandoah Telecommunications Co.(Æ)	2,197		59
SJW Corp.	6,517		237
South Jersey Industries, Inc.	2,440		69
Spok Holdings, Inc.	6,808		119
Towerstream Corp.(Æ)	86,883		10
Unitil Corp.	21,153		900
WGL Holdings, Inc.	1,106		80
			7,252

Total Common Stocks
(cost $191,275)			201,604

Short-Term Investments - 4.4%
Russell U.S. Cash Management Fund	9,407,057	(8)	9,407
Total Short-Term Investments
(cost $9,407)			9,407

Other Securities - 8.6%
Russell U.S. Cash Collateral Fund(×)	18,149,325	(8)	18,149
Total Other Securities
(cost $18,149)			18,149

Total Investments 108.3%
(identified cost $218,831)			229,160

Other Assets and Liabilities, Net
- (8.3%)			(17,601)
Net Assets - 100.0%			211,559

See accompanying notes which are an integral part of this quarterly report.

12 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
					—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	89	USD	9,875	06/16	238
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					238

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$31,036	$—	$—	$31,036
Consumer Staples	7,558	—	—	7,558
Energy	6,860	—	—	6,860
Financial Services	52,262	—	—	52,262
Health Care	21,316	—	—	21,316
Materials and Processing	13,928	—	—	13,928
Producer Durables	33,507	—	—	33,507
Technology	27,885	—	—	27,885
Utilities	7,252	—	—	7,252
Short-Term Investments(a)	—	—	—	9,407
Other Securities(a)	—	—	—	18,149
Total Investments	201,604	—	—	229,160

Other Financial Instruments
Futures Contracts	238	—	—	238
Total Other Financial Instruments*	$238	$—	$—	$238

*       Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)     Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 13

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.0%			First Capital Realty, Inc. Class A	10,384	165
Australia - 1.3%			Great-West Lifeco, Inc.	1,305	36
AGL Energy, Ltd.	11,762	166	Hydro One, Ltd.(Æ)(Þ)	20,423	382
Asciano, Ltd.(Æ)	54,404	374	Jean Coutu Group PJC, Inc. (The) Class
Australia & New Zealand Banking			A	5,311	90
Group, Ltd. - ADR	8,107	145	Loblaw Cos., Ltd.	9,602	538
Commonwealth Bank of Australia - ADR	5,014	288	Power Corp. of Canada	8,500	196
CSL, Ltd.(Æ)	1,026	80	Rogers Communications, Inc. Class B	1,100	44
Macquarie Group, Ltd.	17,256	869	Royal Bank of Canada - GDR	4,300	248
Mirvac Group(ö)	62,352	92	SNC-Lavalin Group, Inc.	13,922	509
National Australia Bank, Ltd. - ADR	7,486	150	Sun Life Financial, Inc.	1,400	45
Orica, Ltd.	26,588	312	Suncor Energy, Inc.	53,467	1,489
Qantas Airways, Ltd.(Æ)	164,364	511	Toronto Dominion Bank	6,100	263
Rio Tinto, Ltd. - ADR	14,872	487	WestJet Airlines, Ltd.(Æ)	4,230	67
Suncorp Group, Ltd.	3,695	34			10,457
Tabcorp Holdings, Ltd.	75,367	247
Telstra Corp., Ltd.	12,601	51	Chile - 0.3%
Transurban Group - ADR(Æ)	15,623	136	Antofagasta PLC	162,500	1,087
Wesfarmers, Ltd.	3,342	106
Westfield Corp.(ö)	20,249	155	China - 0.9%
Westpac Banking Corp.	9,150	213	Alibaba Group Holding, Ltd. - ADR(Æ)	5,982	473
		4,416	Baidu, Inc. - ADR(Æ)	3,537	675
			Lenovo Group, Ltd.	244,000	191
Austria - 0.6%			NetEase, Inc. - ADR	5,688	817
Erste Group Bank AG(Æ)	72,993	2,051	Tencent Holdings, Ltd.	41,300	843
EVN AG(Æ)	8,088	93			2,999
Verbund AG Class A	6,376	81
		2,225	Denmark - 1.6%
			Carlsberg A/S Class B(Æ)	5,454	518
Belgium - 1.0%			Danske Bank A/S(Æ)	129,462	3,645
Anheuser-Busch InBev SA	12,156	1,516	Novo Nordisk A/S Class B(Æ)	28,318	1,528
Elia System Operator SA	3,713	185	TDC A/S	13,496	66
Groupe Bruxelles Lambert SA	6,313	521			5,757
KBC Groep NV	22,511	1,159
Sofina SA	571	68	Finland - 0.7%
		3,449	Fortum OYJ(Ñ)	32,681	493
			Kone OYJ Class B(Æ)	16,334	784
Brazil - 0.5%			Sampo OYJ Class A	23,413	1,108
Ambev SA - ADR	79,612	412			2,385
Embraer SA - ADR	56,000	1,477
		1,889	France - 11.1%
			Air Liquide SA Class A	12,005	1,347
Canada - 3.0%			Airbus Group SE	33,100	2,196
Agrium, Inc.	858	76	AXA SA	4,758	112
Alimentation Couche-Tard, Inc. Class B	25,094	1,117	Bouygues SA - ADR	56,560	2,301
Bank of Montreal	2,061	125	Bureau Veritas SA	16,884	375
BCE, Inc.	2,969	135	Capital Gemini SA	16,864	1,583
Brookfield Asset Management, Inc.			Casino Guichard Perrachon SA	10,600	606
Class A	40,375	1,405	Cie de Saint-Gobain	41,100	1,806
CAE, Inc.	7,657	89	Credit Agricole SA	84,828	915
Canadian Imperial Bank of Commerce	1,200	90	Danone SA	21,824	1,549
Canadian National Railway Co.	21,533	1,345	Dassault Systemes SA	6,063	480
Canadian Real Estate Investment			Engie SA	59,080	914
Trust(ö)	4,125	143	Faurecia	32,043	1,209
Choice Properties Real Estate			Gecina SA(ö)	551	76
Investment Trust(ö)	52,429	499	Hermes International	398	140
Cominar Real Estate Investment Trust(ö)	16,114	213	JCDecaux SA	20,393	890
Element Financial Corp.(Æ)	37,611	405	Legrand SA - ADR	13,551	759
Emera, Inc.	9,654	353	L'Oreal SA	4,366	781
Empire Co., Ltd. Class A	17,722	307	LVMH Moet Hennessy Louis Vuitton
Fairfax Financial Holdings, Ltd.(Æ)	148	83	SE - ADR	8,763	1,498

See accompanying notes which are an integral part of this quarterly report.

14 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Natixis SA	66,883	328	India - 1.0%
Numericable-SFR SA(Æ)	5,469	229	HDFC Bank, Ltd. - ADR	25,776	1,588
Pernod Ricard SA	15,740	1,753	Housing Development Finance Corp.,
Publicis Groupe SA - ADR	23,112	1,620	Ltd.	46,044	768
Renault SA	5,922	588	Tata Consultancy Services, Ltd.	11,438	435
Safran SA	12,045	842	Tata Motors, Ltd. - ADR(Æ)	25,257	734
Sanofi - ADR	44,807	3,605			3,525
Schneider Electric SE	53,012	3,349
Technip SA	18,600	1,029	Indonesia - 0.1%
Thales SA	1,978	173	Telekomunikasi Indonesia Persero Tbk
Total SA	65,968	3,001	PT	1,653,100	414
Unibail-Rodamco SE(ö)	282	77
Valeo SA	7,583	1,179	Ireland - 2.1%
Vallourec SA(Ñ)	67,732	439	CRH PLC(Æ)	95,488	2,682
Vinci SA	16,077	1,193	Experian PLC	49,876	888
Vivendi SA - ADR	3,413	72	Kerry Group PLC Class A	437	41
		39,014	Ryanair Holdings PLC - ADR(Æ)	15,633	1,342
			Willis Towers Watson PLC	10,872	1,290
Germany - 5.5%			XL Group PLC Class A	26,200	964
Adidas AG	424	50			7,207
Allianz SE	4,566	742
BASF SE	2,695	203	Israel - 1.4%
Bayer AG	18,062	2,123	Bank Hapoalim BM	9,829	51
Bayerische Motoren Werke AG	12,346	1,134	Bank Leumi Le-Israel BM(Æ)	68,074	244
			Check Point Software Technologies, Ltd.
Beiersdorf AG	13,256	1,196	(Æ)(Ñ)	6,759	591
Continental AG	8,404	1,913	Mizrahi Tefahot Bank, Ltd.	3,591	42
Daimler AG	15,689	1,203	Teva Pharmaceutical Industries, Ltd.
Deutsche Boerse AG	33,146	2,828	- ADR	69,025	3,694
Deutsche Post AG	2,795	78	Teva Pharmaceutical Industries, Ltd.	4,277	230
Fresenius Medical Care AG & Co.	624	55			4,852
Fresenius SE & Co. KGaA	1,103	81
Hannover Rueck SE	3,478	405	Italy - 2.3%
Linde AG	8,295	1,208	Enel SpA	392,875	1,738
MAN SE	3,812	413	ENI SpA - ADR	252,258	3,813
Merck KGaA	6,474	540	Intesa Sanpaolo SpA	309,926	852
MTU Aero Engines AG	3,102	297	Parmalat SpA	91,712	254
ProSiebenSat.1 Media SE	8,023	412	Snam Rete Gas SpA	93,983	588
Rational AG	796	424	Telecom Italia SpA (Æ)	827,875	893
Rhoen Klinikum AG	15,654	486			8,138
SAP SE - ADR	16,701	1,351
Siemens AG(Æ)	20,274	2,149	Japan - 14.2%
		19,291	Asahi Group Holdings, Ltd.	1,100	34
			Benesse Holdings, Inc.(Æ)	1,300	37
Hong Kong - 2.2%			Bridgestone Corp.	16,200	604
AIA Group, Ltd.	433,000	2,454	Canon, Inc.	72,300	2,154
China Mobile, Ltd.	92,000	1,026	Daihatsu Motor Co., Ltd.(Æ)	92,600	1,301
China Overseas Land & Investment, Ltd.	298,000	944	Dai-ichi Life Insurance Co., Ltd. (The)
Global Brands Group Holding, Ltd.(Æ)	1,954,000	237	(Æ)	71,350	863
Guangdong Investment, Ltd.	583,100	738	Daiichi Sankyo Co., Ltd.(Æ)	1,700	38
Guoco Group, Ltd.	5,000	54	Daikin Industries, Ltd.(Æ)	19,900	1,486
Li & Fung, Ltd.	646,000	382	Denso Corp.(Æ)	32,400	1,298
Link REIT(ö)	92,000	546	East Japan Railway Co.(Æ)	800	69
New World Development Co., Ltd.(Æ)	68,000	65	FANUC Corp.(Æ)	4,000	621
Power Assets Holdings, Ltd.	21,000	215	Fuji Electric Co., Ltd.(Æ)	482,000	1,665
Wharf Holdings, Ltd. (The)	72,882	398	Fuji Heavy Industries, Ltd.(Æ)	29,000	1,021
Wheelock & Co., Ltd.	113,000	505	Fujitsu, Ltd.(Æ)	462,000	1,705
		7,564	Hachijuni Bank, Ltd. (The)(Æ)	52,000	224
			Hitachi, Ltd.(Æ)	292,000	1,365
Hungary - 0.1%			Honda Motor Co., Ltd.	95,300	2,612
OTP Bank PLC	16,400	411	Hoya Corp.(Æ)	74,600	2,836

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 15

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
IHI Corp.(Æ)	632,000	1,330	Netherlands - 5.0%
Iida Group Holdings Co., Ltd.(Æ)	60,300	1,172	Aegon NV	138,500	758
Inpex Corp.(Æ)	34,800	264	Akzo Nobel NV	16,139	1,097
ITOCHU Corp.(Æ)	134,100	1,650	Delta Lloyd NV(Ñ)	73,200	340
Japan Display, Inc.(Æ)	12,200	24	Heineken NV	5,645	512
Japan Petroleum Exploration Co., Ltd.			ING Groep NV	428,139	5,156
(Æ)	6,100	136	Koninklijke Ahold NV	2,378	53
Japan Tobacco, Inc.	25,200	1,048	Koninklijke KPN NV	457,852	1,912
JX Holdings, Inc.(Æ)	11,400	44	Koninklijke Philips NV	65,700	1,865
Kansai Electric Power Co., Inc. (The)(Æ)	37,700	333	NXP Semiconductors NV(Æ)	14,064	1,140
Kao Corp.	17,500	933	Randstad Holding NV	21,506	1,187
KDDI Corp.(Æ)	31,700	845	Royal Dutch Shell PLC Class A	134,928	3,268
Keyence Corp.	1,700	927	Royal Dutch Shell PLC Class B	3,363	82
Kubota Corp.(Æ)	27,000	367			17,370
Kyocera Corp.(Æ)	17,800	783
Mabuchi Motor Co., Ltd.	5,200	241	Norway - 0.4%
Makita Corp.(Æ)	12,900	800	Orkla ASA	172,600	1,562
Mitsubishi UFJ Financial Group, Inc.(Æ)	261,500	1,211
Mitsui OSK Lines, Ltd.(Æ)	152,000	308	Russia - 0.4%
MS&AD Insurance Group Holdings,			Gazprom PAO - ADR	287,865	1,239
Inc.(Æ)	15,100	420
Murata Manufacturing Co., Ltd.(Æ)	6,000	721
Nippon Prologis REIT, Inc.(ö)	306	684	Singapore - 1.8%
Nippon Telegraph & Telephone Corp.(Æ)	2,300	99	DBS Group Holdings, Ltd.	110,000	1,255
Nippon Yusen KK(Æ)	160,000	308	Jardine Cycle & Carriage, Ltd.	68,800	2,042
Nitori Holdings Co., Ltd.	8,700	796	Oversea-Chinese Banking Corp., Ltd.	8,800	58
NTT DOCOMO, Inc.(Æ)	16,300	369	Singapore Telecommunications, Ltd.	107,900	306
Ono Pharmaceutical Co., Ltd.(Æ)	1,500	63	United Overseas Bank, Ltd.	139,100	1,946
ORIX Corp.(Æ)	105,700	1,502	Wilmar International, Ltd.	331,800	827
Otsuka Holdings Co., Ltd.	1,200	44			6,434

Ricoh Co., Ltd.(Æ)	6,000	61	South Africa - 0.3%
Secom Co., Ltd.(Æ)	700	52	Bidvest Group, Ltd. (The)(Æ)	27,108	685
Sekisui House, Ltd.	17,200	289	Discovery Holdings, Ltd.(Æ)	34,763	286
Seven & i Holdings Co., Ltd.	2,400	102			971
Shimano, Inc.	6,300	985
Shin-Etsu Chemical Co., Ltd.(Æ)	7,000	362	South Korea - 2.0%
Shionogi & Co., Ltd.(Æ)	1,100	52	Hana Financial Group, Inc.	39,715	861
SMC Corp.(Æ)	1,800	418	Hankook Tire Co., Ltd.(Æ)	22,600	1,075
Sompo Japan Nipponkoa Holdings, Inc.			POSCO	7,025	1,338
(Æ)	14,700	416	Samsung Electronics Co., Ltd.	2,335	2,678
Sony Corp.(Æ)	17,600	452	Shinhan Financial Group Co., Ltd.(Æ)	29,171	1,029
Sumitomo Corp.(Æ)	139,500	1,386			6,981
Sumitomo Mitsui Financial Group, Inc.
(Æ)	39,300	1,191	Spain - 1.9%
Sumitomo Osaka Cement Co., Ltd.(Æ)	248,000	974	Aena SA(Æ)(Þ)	4,024	518
Takeda Pharmaceutical Co., Ltd.(Æ)	2,100	96	Amadeus IT Holding SA Class A	48,234	2,061
Terumo Corp.(Æ)	35,900	1,286	Banco de Sabadell SA - ADR	863,900	1,543
Tokyo Electric Power Co. Holdings, Inc.			Banco Santander SA - ADR	308,678	1,349
(Æ)	81,100	445	Ebro Foods SA	3,848	84
Toppan Printing Co., Ltd.(Æ)	13,000	109	Enagas SA	1,089	33
Toyota Motor Corp.(Æ)	26,400	1,392	Iberdrola SA	66,959	446
Trend Micro, Inc.(Æ)	27,600	1,008	Indra Sistemas SA(Æ)(Ñ)	40,975	476
West Japan Railway Co.(Æ)	8,500	524	Industria de Diseno Textil SA	2,490	84
Yamaguchi Financial Group, Inc.(Æ)	43,000	391	Red Electrica Corp. SA	2,499	216
Yamaha Corp.(Æ)	14,200	428			6,810
		49,774
			Sweden - 0.8%
Mexico - 0.2%			Atlas Copco AB Class A	27,948	703
Wal-Mart de Mexico SAB de CV(Æ)	320,600	761	Fastighets AB Balder Class B(Æ)	10,597	269
			Hennes & Mauritz AB Class B	23,084	765

See accompanying notes which are an integral part of this quarterly report.

16 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hexagon AB Class B	20,621	801	Aviva PLC	156,536	1,019
L E Lundbergforetagen AB Class B	1,484	81	Barclays PLC	710,452	1,519
Nordea Bank AB(Æ)	6,552	63	Barratt Developments PLC	54,905	440
Svenska Cellulosa AB SCA Class B	1,856	58	Berkeley Group Holdings PLC	5,196	239
Svenska Handelsbanken AB Class A(Æ)	4,164	53	BP PLC	553,247	2,771
TeliaSonera AB	7,427	39	BP PLC - ADR(Ñ)	27,000	815
		2,832	British American Tobacco PLC	2,963	174
			Capital & Counties Properties PLC	80,236	378
Switzerland - 8.8%			CNH Industrial NV	189,200	1,286
ABB, Ltd.(Æ)	103,850	2,023	CNH Industrial NV (Ñ)	47,200	319
ABB, Ltd. - ADR(Æ)	27,600	536	Compass Group PLC	193,745	3,405
Actelion, Ltd.(Æ)	9,176	1,368	CYBG PLC(Æ)	57,344	172
Allreal Holding AG(Æ)	1,833	265	Dairy Crest Group PLC	177,909	1,580
Alpiq Holding AG(Æ)	2,233	152	Delphi Automotive PLC	4,208	316
Basellandschaftliche Kantonalbank(Æ)	103	98	Diageo PLC	61,125	1,650
Basler Kantonalbank	2,159	165	DS Smith PLC Class F	557,970	3,255
Berner Kantonalbank AG	631	127	Fiat Chrysler Automobiles NV	249,000	1,997
Chubb, Ltd.(Æ)	7,925	944	GlaxoSmithKline PLC - ADR(Æ)	151,066	3,061
Credit Suisse Group AG(Æ)	170,209	2,406	HSBC Holdings PLC	398,445	2,470
GAM Holding AG(Æ)	25,726	371	IG Group Holdings PLC	59,594	684
Givaudan SA(Æ)	28	55	Imperial Tobacco Group PLC	104,451	5,782
Graubuendner Kantonalbank(Æ)	45	83	Intermediate Capital Group PLC	48,034	426
Helvetia Holding AG	800	457	Kingfisher PLC	451,405	2,436
Julius Baer Group, Ltd.(Æ)	15,452	660	Land Securities Group PLC(ö)	30,707	484
Kuehne & Nagel International AG	2,376	338	Legal & General Group PLC	16,453	55
Luzerner Kantonalbank AG	574	237	Micro Focus International PLC(Æ)	15,162	341
Nestle SA	57,894	4,322	National Grid PLC	114,091	1,617
Novartis AG(Æ)	53,378	3,856	Next PLC	454	35
OC Oerlikon Corp. AG(Æ)	89,600	924	Prudential PLC	73,417	1,362
Partners Group Holding AG	2,875	1,152	Reckitt Benckiser Group PLC	27,989	2,702
Roche Holding AG(Æ)	14,980	3,675	RELX NV	2,766	48
SGS SA(Æ)	97	205	RELX PLC	73,589	1,363
Sonova Holding AG	2,481	316	Rexam PLC	30,427	277
St. Galler Kantonalbank AG	335	142	Rio Tinto PLC	15,730	444
STMicroelectronics NV(Ñ)	151,025	836	Rolls-Royce Holdings PLC(Æ)	194,145	1,890
Swiss Life Holding AG(Æ)	3,700	983	Royal Bank of Scotland Group PLC(Æ)	359,495	1,143
Swisscom AG	73	40	Royal Mail PLC	48,653	334
UBS Group AG	178,485	2,859	RSA Insurance Group PLC(Æ)	195,656	1,330
Wolseley PLC - ADR	21,073	1,187	Segro PLC(ö)	22,434	132
Zurich Insurance Group AG(Æ)	1,043	241	Shaftesbury PLC(ö)	6,567	86
		31,023	Sky PLC	88,269	1,294
			Smith & Nephew PLC	2,719	45
Taiwan - 1.7%			Smiths Group PLC(Æ)	40,262	619
Compal Electronics, Inc.	1,318,000	827	St. James's Place PLC	51,872	680
Hon Hai Precision Industry Co., Ltd.(Æ)	260,273	682	Travis Perkins PLC	55,375	1,448
Taiwan Semiconductor Manufacturing			Unilever NV	23,638	1,056
Co., Ltd.	312,000	1,561	Unilever PLC	3,891	176
Taiwan Semiconductor Manufacturing			Vodafone Group PLC	832,787	2,654
Co., Ltd. - ADR	67,961	1,780	WPP PLC	223,893	5,217
Teco Electric and Machinery Co., Ltd.	1,340,400	1,092			63,688
		5,942
			United States - 1.2%
Thailand - 0.5%			News Corp. Class A(Æ)	109,196	1,395
Bangkok Bank PCL	60,900	315	News Corp. Class B(Æ)	32,285	428
Charoen Pokphand Foods PCL	2,122,500	1,472	Philip Morris International, Inc.	10,826	1,062
		1,787	Yum! Brands, Inc.	16,549	1,354

United Kingdom - 18.1%					4,239
Amec Foster Wheeler PLC - GDR	36,900	236	Total Common Stocks
ARM Holdings PLC	25,628	374
Associated British Foods PLC	1,093	52	(cost $304,846)		326,493

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 17

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$

Preferred Stocks - 0.7%
Germany - 0.6%
Bayerische Motoren Werke AG	2,618		209
Henkel AG & Co. KGaA	517		57
Man SE	529		57
Porsche Automobil Holding SE	7,868		405
Volkswagen AG	10,792		1,372
			2,100

Japan - 0.0%
Shinkin Central Bank Class A(Æ)	79		157

Sweden - 0.1%
Fastighets AB Balder(Æ)	6,492		262

Total Preferred Stocks
(cost $2,619)			2,519

Warrants & Rights - 0.1%
Luxembourg - 0.0%
ArcelorMittal(Æ)(Ñ)
2016 Rights	69,000		98

Netherlands - 0.1%
Delta Lloyd NV(Æ)(Ñ)
2016 Rights	73,200		102

Total Warrants & Rights
(cost $354)			200

Short-Term Investments – 4.0%
United States – 4.0%
Russell U.S. Cash Management Fund	13,985,264	(8)	13,985
Total Short-Term Investments
(cost $13,985)			13,985

Other Securities - 1.1%
Russell U.S. Cash Collateral Fund(×)	3,722,872	(8)	3,723
Total Other Securities
(cost $3,723)			3,723

Total Investments 98.9%
(identified cost $325,527)			346,920

Other Assets and Liabilities, Net
- 1.1%			4,035
Net Assets - 100.0%			350,955

See accompanying notes which are an integral part of this quarterly report.

18 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Index Futures	52	EUR	2,279	04/16	(50)
DAX Index Futures	8	EUR	2,000	06/16	8
Euro STOXX 50 Index Futures	145	EUR	4,250	06/16	(112)
FTSE 100 Index Futures	40	GBP	2,445	06/16	15
Hang Seng Index Futures	5	HKD	5,202	04/16	15
S&P/TSX 60 Index Futures	95	CAD	14,953	06/16	(17)
SPI 200 Index Futures	113	AUD	14,312	06/16	(63)
TOPIX Index Futures	166	JPY	2,236,851	06/16	175
Short Positions
FTSE 100 Index Futures	120	GBP	7,336	06/16	(48)
Hang Seng Index Futures	13	HKD	13,525	04/16	(38)
MSCI Emerging Markets Mini Index Futures	276	USD	11,508	06/16	(525)
S&P 500 E-Mini Index Futures	111	USD	11,386	06/16	(391)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,031)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	230	AUD	300	06/15/16	—
Bank of America	USD	457	AUD	617	06/15/16	14
Bank of America	USD	2,463	AUD	3,325	06/15/16	77
Bank of America	USD	608	CAD	815	06/15/16	19
Bank of America	USD	2,473	CAD	3,313	06/15/16	78
Bank of America	USD	150	CHF	144	04/01/16	—
Bank of America	USD	55	CHF	53	04/04/16	—
Bank of America	USD	112	EUR	100	06/15/16	2
Bank of America	USD	3,689	EUR	3,335	06/15/16	114
Bank of America	USD	19	GBP	13	04/04/16	—
Bank of America	USD	1,252	GBP	883	06/15/16	16
Bank of America	USD	2	JPY	280	06/15/16	—
Bank of America	USD	399	JPY	45,000	06/15/16	2
Bank of America	USD	1,766	JPY	198,562	06/15/16	2
Bank of America	USD	72	MXN	1,247	04/05/16	—
Bank of America	USD	198	MXN	3,425	04/05/16	—
Bank of America	AUD	100	USD	75	06/15/16	(1)
Bank of America	AUD	250	USD	185	06/15/16	(6)
Bank of America	CAD	100	USD	76	06/15/16	(1)
Bank of America	CAD	150	USD	112	06/15/16	(3)
Bank of America	EUR	180	USD	205	06/15/16	—
Bank of America	EUR	300	USD	335	06/15/16	(7)
Bank of America	EUR	500	USD	560	06/15/16	(10)
Bank of America	EUR	2,414	USD	2,671	06/15/16	(82)
Bank of America	GBP	29	USD	41	04/01/16	—
Bank of America	GBP	100	USD	144	06/15/16	—
Bank of America	HKD	1,634	USD	211	04/01/16	—
Bank of America	JPY	10,000	USD	89	06/15/16	—
Bank of America	JPY	20,000	USD	176	06/15/16	(2)
Bank of America	SGD	8	USD	6	04/01/16	—
BNP Paribas	USD	457	AUD	617	06/15/16	14
BNP Paribas	USD	468	AUD	614	06/15/16	2
BNP Paribas	USD	2,464	AUD	3,325	06/15/16	76
BNP Paribas	USD	258	CAD	335	06/15/16	—
BNP Paribas	USD	609	CAD	815	06/15/16	18
BNP Paribas	USD	2,476	CAD	3,313	06/15/16	75
BNP Paribas	USD	3,691	EUR	3,335	06/15/16	112
BNP Paribas	USD	1,252	GBP	883	06/15/16	16
BNP Paribas	USD	1,766	JPY	198,562	06/15/16	2

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 19

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	EUR	184	USD	209	06/15/16	(1)
BNP Paribas	EUR	2,414	USD	2,672	06/15/16	(81)
Brown Brothers Harriman	USD	81	MXN	1,402	04/04/16	—
Brown Brothers Harriman	EUR	200	USD	224	06/15/16	(4)
Brown Brothers Harriman	GBP	100	USD	142	06/15/16	(2)
Brown Brothers Harriman	JPY	10,000	USD	89	06/15/16	—
Citigroup	AUD	180	USD	134	06/15/16	(4)
Citigroup	CAD	220	USD	164	06/15/16	(5)
Citigroup	EUR	180	USD	199	06/15/16	(6)
Commonwealth Bank of Australia	USD	2,462	AUD	3,325	06/15/16	78
Commonwealth Bank of Australia	USD	2,475	CAD	3,313	06/15/16	76
Commonwealth Bank of Australia	EUR	2,414	USD	2,671	06/15/16	(82)
HSBC	USD	457	AUD	617	06/15/16	14
HSBC	USD	2,464	AUD	3,325	06/15/16	76
HSBC	USD	609	CAD	815	06/15/16	18
HSBC	USD	2,476	CAD	3,313	06/15/16	75
HSBC	USD	3,689	EUR	3,335	06/15/16	113
HSBC	USD	1,252	GBP	883	06/15/16	16
HSBC	USD	1,766	JPY	198,562	06/15/16	2
HSBC	EUR	2,414	USD	2,671	06/15/16	(82)
Royal Bank of Canada	USD	2,587	AUD	3,400	06/15/16	11
Royal Bank of Canada	USD	2,605	CAD	3,400	06/15/16	13
Royal Bank of Canada	USD	340	EUR	300	06/15/16	2
Royal Bank of Canada	USD	15,437	EUR	13,736	06/15/16	227
Royal Bank of Canada	USD	3,411	GBP	2,400	06/15/16	37
Royal Bank of Canada	USD	3,747	JPY	420,000	06/15/16	(8)
Royal Bank of Canada	AUD	3,600	USD	2,739	06/15/16	(11)
Royal Bank of Canada	CAD	100	USD	76	06/15/16	(1)
Royal Bank of Canada	CAD	3,600	USD	2,758	06/15/16	(14)
Royal Bank of Canada	EUR	15,400	USD	17,308	06/15/16	(256)
Royal Bank of Canada	GBP	2,500	USD	3,553	06/15/16	(38)
Royal Bank of Canada	JPY	20,000	USD	177	06/15/16	(1)
Standard Chartered	USD	742	HKD	5,758	06/15/16	1
Standard Chartered	HKD	19,987	USD	2,574	06/15/16	(3)
State Street	USD	45	AUD	60	06/15/16	1
State Street	USD	165	AUD	220	06/15/16	3
State Street	USD	4	CAD	6	04/01/16	—
State Street	USD	24	CAD	30	04/01/16	—
State Street	USD	31	CAD	41	06/15/16	1
State Street	USD	226	CAD	300	06/15/16	5
State Street	USD	1	EUR	—	04/01/16	(1)
State Street	USD	122	EUR	104	04/01/16	(3)
State Street	USD	213	EUR	190	06/15/16	4
State Street	USD	20	GBP	14	04/01/16	—
State Street	USD	89	GBP	63	06/15/16	1
State Street	USD	2	HKD	12	04/01/16	—
State Street	USD	903	HKD	7,000	06/15/16	(1)
State Street	USD	46	JPY	5,188	04/01/16	—
State Street	USD	168	JPY	18,850	04/01/16	—
State Street	USD	2,678	JPY	300,000	06/15/16	(7)
State Street	USD	8,202	JPY	922,385	06/15/16	11
State Street	AUD	24	USD	18	04/01/16	—
State Street	AUD	181	USD	139	04/01/16	—
State Street	AUD	500	USD	379	06/15/16	(4)
State Street	AUD	500	USD	379	06/15/16	(3)
State Street	CAD	400	USD	307	06/15/16	(1)
State Street	CAD	500	USD	383	06/15/16	(2)
State Street	EUR	—	USD	—	04/01/16	—
State Street	EUR	120	USD	134	06/15/16	(2)
State Street	EUR	1,300	USD	1,462	06/15/16	(21)
State Street	GBP	15	USD	22	04/01/16	—
State Street	GBP	35	USD	50	04/01/16	—
State Street	GBP	42	USD	60	04/01/16	—

See accompanying notes which are an integral part of this quarterly report.

20 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	GBP	100	USD	142	06/15/16	(2)
State Street	GBP	1,200	USD	1,706	06/15/16	(18)
State Street	GBP	3,481	USD	4,936	06/15/16	(65)
State Street	HKD	31	USD	4	04/01/16	—
State Street	HKD	639	USD	82	04/05/16	—
State Street	HUF	17,199	USD	62	04/01/16	(1)
State Street	HUF	28,504	USD	102	04/01/16	(1)
State Street	JPY	4,952	USD	44	04/01/16	—
State Street	SGD	16	USD	12	04/04/16	—
State Street	SGD	4	USD	3	04/05/16	—
UBS	USD	2,462	AUD	3,325	06/15/16	78
UBS	USD	2,475	CAD	3,313	06/15/16	76
UBS	EUR	2,414	USD	2,672	06/15/16	(81)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						654

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$4,416		$—	$4,416
Austria	—	2,225		—	2,225
Belgium	—	3,449		—	3,449
Brazil	1,889	—		—	1,889
Canada	10,457	—		—	10,457
Chile	—	1,087		—	1,087
China	1,965	1,034		—	2,999
Denmark	—	5,757		—	5,757
Finland	—	2,385		—	2,385
France	—	39,014		—	39,014
Germany	—	19,291		—	19,291
Hong Kong	—	7,564		—	7,564
Hungary	—	411		—	411
India	2,322	1,203		—	3,525
Indonesia	—	414		—	414
Ireland	3,596	3,611		—	7,207
Israel	4,285	567		—	4,852
Italy	—	8,138		—	8,138
Japan	—	49,774		—	49,774
Mexico	761	—		—	761
Netherlands	1,140	16,230		—	17,370
Norway	—	1,562		—	1,562
Russia	191	1,048		—	1,239
Singapore	—	6,434		—	6,434
South Africa	—	971		—	971
South Korea	—	6,981		—	6,981
Spain	—	6,810		—	6,810
Sweden	—	2,832		—	2,832
Switzerland	1,480	29,543		—	31,023
Taiwan	1,780	4,162		—	5,942
Thailand	—	1,787		—	1,787
United Kingdom	1,622	62,066		—	63,688
United States	4,239	—		—	4,239
Preferred Stocks	—	2,519		—	2,519
Warrants & Rights	102	98		—	200
Short-Term Investments(a)	—	—		—	13,985
Other Securities(a)	—	—		—	3,723

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 21

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Total Investments	35,829	293,383		—	346,920

Other Financial Instruments
Futures Contracts	(1,031)	—		—	(1,031)
Foreign Currency Exchange Contracts	(6)	660		—	654
Total Other Financial Instruments*	$(1,037)	$660		$—	$(377)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

22 Non-U.S. Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 76.1%			0.600% due 10/16/17	153	153
Asset-Backed Securities - 6.4%			CCG Receivables Trust
			Series 2013-1 Class A2
Access Group, Inc.			1.050% due 08/14/20 (Þ)	73	73
Series 2003-A Class A2
1.225% due 07/01/38 (Ê)	277	268	Series 2014-1 Class A2
Series 2006-1 Class B			1.060% due 11/15/21 (Þ)	205	204
0.683% due 08/25/37 (Ê)	82	66	Chase Issuance Trust
			Series 2007-A2 Class A2
Series 2015-1 Class A			0.217% due 04/15/19 (Ê)	540	539
0.887% due 07/25/56 (Ê)(Þ)	752	726
			Series 2014-A6 Class A6
Ally Auto Receivables Trust			1.260% due 07/15/19	950	952
Series 2014-2 Class A2
0.680% due 07/17/17	105	105	Series 2014-A8 Class A8
American Express Credit Account			0.436% due 11/15/18 (Ê)	500	500
Master Trust			Chesapeake Funding LLC
Series 2014-3 Class A			Series 2014-1A Class C
1.490% due 04/15/20	1,000	1,006	1.628% due 03/07/26 (Ê)(Þ)	500	494
AmeriCredit Automobile Receivables			CIT Education Loan Trust
Trust			Series 2007-1 Class A
Series 2013-1 Class B			0.371% due 03/25/42 (Ê)(Þ)	326	298
1.070% due 03/08/18	418	417	Citibank Credit Card Issuance Trust
Ameriquest Mortgage Securities, Inc.			Series 2006-A7 Class A7
Asset-Backed Pass-Through			0.301% due 12/17/18 (Ê)	1,295	1,295
Series 2005-R5 Class M1			Series 2014-A2 Class A2
0.600% due 07/25/35 (Ê)	330	330	1.020% due 02/22/19	250	250
ARI Fleet Lease Trust			Series 2014-A3 Class A3
Series 2013-A Class A3			0.367% due 05/09/18 (Ê)	540	540
0.920% due 07/15/21 (Þ)	401	400	Citigroup Mortgage Loan Trust, Inc.
Asset Backed Securities Corp. Home			Series 2007-WFH1 Class A3
Equity Loan Trust			0.337% due 01/25/37 (Ê)	378	373
Series 2006-HE5 Class A5			Series 2007-WFH1 Class A4
0.395% due 07/25/36 (Ê)	1,200	979	0.370% due 01/25/37 (Ê)	934	866
BA Credit Card Trust			CNH Equipment Trust
Series 2007-A1 Class A1			Series 2012-D Class A3
5.170% due 06/15/19	1,500	1,550	0.650% due 04/16/18	3	3
Bank of The West Auto Trust			CWABS, Inc. Asset-Backed Certificates
Series 2014-1 Class A3			Trust
1.090% due 03/15/19 (Þ)	1,525	1,523	Series 2007-4 Class A2
Bayview Financial Acquisition Trust			5.368% due 04/25/47	90	101
Series 2006-A Class 1A3			DRB Prime Student Loan Trust
5.865% due 02/28/41	137	147	Series 2015-D Class A2
Bear Stearns Asset Backed Securities			3.200% due 01/25/40 (Þ)	1,366	1,354
I Trust			Education Loan Asset-Backed Trust I
Series 2005-FR1 Class M1			Series 2013-1 Class B1
0.670% due 06/25/35 (Ê)	327	325	1.427% due 11/25/33 (Ê)(Þ)	902	820
BMW Vehicle Owner Trust			Educational Funding of the South, Inc.
Series 2013-A Class A3			Series 2011-1 Class A2
0.670% due 11/27/17	556	556	0.970% due 04/25/35 (Ê)	356	345
Brazos Higher Education Authority, Inc.			EFS Volunteer LLC
Series 2010-1 Class A2			Series 2010-1 Class A2
1.482% due 02/25/35 (Ê)	500	487	1.084% due 10/25/35 (Ê)(Þ)	500	481
Series 2011-2 Class A3			Exeter Automobile Receivables Trust
1.234% due 10/27/36 (Ê)	410	394	Series 2014-1A Class A
California Republic Auto Receivables			1.290% due 05/15/18 (Þ)	45	45
Trust			Fannie Mae Grantor Trust
Series 2016-1 Class A4
2.240% due 10/15/21	675	678	Series 2003-T4 Class 2A5
			5.081% due 09/26/33	43	48
Capital Auto Receivables Asset Trust			Fannie Mae REMICS
Series 2016-1 Class A2A
1.500% due 11/20/18	440	440	Series 2005-24 Class ZE
			5.000% due 04/25/35	404	449
CarFinance Capital Auto Trust			Federal Home Loan Mortgage Corp.
Series 2014-1A Class A			Structured Pass Through Securities
1.460% due 12/17/18 (Þ)	213	213	Series 2000-30 Class A5
CarMax Auto Owner Trust			7.023% due 12/25/30	29	30
Series 2013-1 Class A3			Ford Credit Auto Owner Trust

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 23

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-A Class A3			MSCC Heloc Trust
0.550% due 07/15/17	6	6	Series 2007-1 Class A
Series 2013-C Class A3			0.536% due 12/25/31 (Ê)	252	246
0.820% due 12/15/17	185	185	Navient Student Loan Trust
Series 2014-A Class A3			Series 2014-2 Class A
0.790% due 05/15/18	479	479	0.806% due 03/25/43 (Ê)	848	796
Freddie Mac Reference REMIC			Series 2014-3 Class A
Series 2006-R007 Class ZA			0.786% due 03/25/43 (Ê)	854	802
6.000% due 05/15/36	489	556	Series 2014-4 Class A
GM Financial Automobile Leasing Trust			0.786% due 03/25/43 (Ê)	718	686
Series 2015-3 Class A3			Nelnet Student Loan Trust
1.690% due 03/20/19	565	566	Series 2014-4A Class A2
Green Tree			1.119% due 11/25/43 (Ê)(Þ)	470	424
Series 2008-MH1 Class A2			Series 2015-2A Class A2
8.970% due 04/25/38 (Þ)	151	154	0.821% due 09/25/42 (Ê)(Þ)	950	903
Hertz Vehicle Financing LLC			Nissan Auto Receivables Owner Trust
Series 2013-1A Class A1			Series 2013-C Class A3
1.120% due 08/25/17 (Þ)	600	600	0.670% due 08/15/18	256	256
Series 2015-2A Class A			Series 2014-A Class A3
2.020% due 09/25/19 (Þ)	920	920	0.720% due 08/15/18	164	164
Higher Education Funding I			Northstar Education Finance, Inc.
Series 2014-1 Class A			Series 2007-1 Class A1
1.283% due 05/25/34 (Ê)(Þ)	427	415	0.333% due 04/28/30 (Ê)	475	432
Honda Auto Receivables Owner Trust			Popular ABS Mortgage Pass-Through
Series 2013-4 Class A4			Trust
1.040% due 02/18/20	1,200	1,200	Series 2006-C Class A4
Series 2014-2 Class A3			0.420% due 07/25/36 (Ê)	1,380	1,301
0.770% due 03/19/18	195	194	Series 2006-D Class A3
Series 2015-3 Class A2			0.481% due 11/25/46 (Ê)	1,500	1,291
0.920% due 11/20/17	155	155	Prestige Auto Receivables Trust
Hyundai Auto Receivables Trust			Series 2014-1A Class A3
Series 2013-C Class A3			1.520% due 04/15/20 (Þ)	618	618
1.010% due 02/15/18	1,091	1,091	Purchasing Power Funding LLC
Series 2014-A Class A3			Series 2015-A Class A1
0.790% due 07/16/18	640	639	3.500% due 12/15/19 (Þ)	424	422
Series 2015-A Class A3			RAMP Trust
1.050% due 04/15/19	1,000	1,000	Series 2003-RS9 Class AI6A
JGWPT XXX LLC			5.982% due 10/25/33	227	239
Series 2013-3A Class A			Series 2003-RS11 Class AI6A
4.080% due 01/17/73 (Þ)	274	281	5.980% due 12/25/33	89	97
JGWPT XXXII LLC			RASC Trust
Series 2014-2A Class A			Series 2003-KS4 Class AIIB
3.610% due 01/17/73 (Þ)	373	367	0.767% due 06/25/33 (Ê)	21	18
JPMorgan Mortgage Acquisition Corp.			Renaissance Home Equity Loan Trust
Series 2007-HE1 Class AF6			Series 2005-2 Class AF4
4.148% due 03/25/47	1,328	950	4.934% due 08/25/35	85	85
Lehman XS Trust			Series 2006-1 Class AF3
Series 2006-9 Class A1B			5.608% due 05/25/36	11	7
0.330% due 05/25/46 (Ê)	83	70	Series 2006-1 Class AF6
Series 2006-13 Class 1A2			5.746% due 05/25/36	111	72
0.340% due 09/25/36 (Ê)	89	78	Series 2007-1 Class AF2
Long Beach Mortgage Loan Trust			5.512% due 04/25/37	506	234
Series 2004-4 Class M1			Santander Drive Auto Receivables Trust
1.070% due 10/25/34 (Ê)	1,200	1,074	Series 2014-2 Class A3
Merrill Lynch First Franklin Mortgage			0.800% due 04/16/18	99	99
Loan Trust			Series 2014-4 Class B
Series 2007-1 Class A2B			1.820% due 05/15/19	420	420
0.351% due 04/25/37 (Ê)	97	48	Series 2015-4 Class A3
Series 2007-4 Class 2A2			1.580% due 09/16/19	535	535
0.290% due 07/25/37 (Ê)	686	398	SLC Student Loan Trust
Montana Higher Education Student			Series 2006-1 Class A6
Assistance Corp.			0.446% due 12/15/38 (Ê)	780	643
Series 2012-1 Class A3			SLM Private Credit Student Loan Trust
1.216% due 07/20/43 (Ê)	650	616	Series 2005-B Class A2

See accompanying notes which are an integral part of this quarterly report.

24 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.692% due 03/15/23 (Ê)	160	158	21st Century Fox America, Inc.
SLM Private Education Loan Trust			8.250% due 10/17/96	20	25
Series 2010-A Class 2A			Series WI
3.681% due 05/16/44 (Ê)(Þ)	1,276	1,308	3.700% due 10/15/25	250	262
Series 2015-A Class A3			AbbVie, Inc.
1.931% due 02/17/32 (Ê)(Þ)	1,100	1,047	4.700% due 05/14/45	200	213
SLM Student Loan Trust			Albemarle Corp.
Series 2003-11 Class A6			4.150% due 12/01/24	320	317
1.262% due 12/15/25 (Ê)(Þ)	350	335	Series 30YR
Series 2004-8 Class B			5.450% due 12/01/44	720	689
0.694% due 01/25/40 (Ê)	115	99	Ally Financial, Inc.
Series 2006-2 Class A6			3.600% due 05/21/18	880	872
0.404% due 01/25/41 (Ê)	570	492	3.250% due 11/05/18	530	521
Series 2006-8 Class A6			Altice US Finance I Corp.
0.394% due 01/25/41 (Ê)	570	486	5.375% due 07/15/23 (Þ)	210	216
Series 2007-6 Class B			Altria Group, Inc.
1.084% due 04/27/43 (Ê)	171	135	9.950% due 11/10/38	50	88
Series 2008-2 Class B			10.200% due 02/06/39	482	883
1.434% due 01/25/29 (Ê)	205	175	Amazon.com, Inc.
Series 2008-3 Class B			4.950% due 12/05/44	435	501
1.434% due 04/25/29 (Ê)	205	173	American Airlines Pass-Through Trust
Series 2008-4 Class A4			Series 2013-1 Class A
1.927% due 07/25/22 (Ê)	1,400	1,394	4.000% due 07/15/25	394	405
Series 2008-4 Class B			Series 2013-2 Class A
2.084% due 04/25/29 (Ê)	205	183	4.950% due 01/15/23	399	427
Series 2008-5 Class B			Series 2014-1 Class B
2.170% due 07/25/29 (Ê)	205	183	4.375% due 10/01/22	336	333
Series 2008-6 Class B			Series A Class A
2.084% due 07/25/29 (Ê)	205	191	5.250% due 01/31/21	229	242
Series 2008-7 Class B			American Express Credit Corp.
2.084% due 07/25/29 (Ê)	205	178	1.125% due 06/05/17	1,000	999
Series 2008-8 Class B			Series F
2.484% due 10/25/29 (Ê)	205	195	2.600% due 09/14/20	870	891
Series 2008-9 Class A			American International Group, Inc.
1.820% due 04/25/23 (Ê)	780	771	6.400% due 12/15/20	920	1,069
Series 2008-9 Class B			3.300% due 03/01/21	450	460
2.570% due 10/25/29 (Ê)	205	194	4.375% due 01/15/55	385	337
Series 2012-7 Class A3			American Tower Corp.
0.820% due 05/26/26 (Ê)	475	452	3.300% due 02/15/21	610	620
Series 2013-4 Class A			Ameriprise Financial, Inc.
0.720% due 06/25/27 (Ê)	320	306	7.518% due 06/01/66	435	423
SoFi Professional Loan Program LLC			Anadarko Petroleum Corp.
Series 2014-B Class A2			6.375% due 09/15/17	220	231
2.550% due 08/27/29 (Þ)	618	615	5.550% due 03/15/26	710	716
Soundview Home Equity Loan Trust			6.450% due 09/15/36	1,502	1,500
Series 2005-OPT3 Class A4			4.500% due 07/15/44	440	345
0.470% due 11/25/35 (Ê)	2	2	6.600% due 03/15/46	390	398
South Carolina Student Loan Corp.			Anheuser-Busch InBev Finance, Inc.
Series 2015-A Class A			1.016% due 02/01/19 (Ê)	750	746
1.936% due 01/25/36 (Ê)	531	482	3.650% due 02/01/26	835	878
TCW Group, Inc.
3.050% due 04/28/28	415	428	4.700% due 02/01/36	1,615	1,745
Tidewater Auto Receivables Trust			4.900% due 02/01/46	522	583
Series 2016-AA Class A2			Apache Corp.
2.300% due 09/15/19 (Þ)	460	460	4.750% due 04/15/43	1,080	969
Toyota Auto Receivables Owner Trust			4.250% due 01/15/44	315	265
Series 2015-B Class A2B			Apollo Management Holdings, LP
0.398% due 11/15/17 (Ê)	434	434	4.000% due 05/30/24 (Þ)	482	490
Wachovia Student Loan Trust			Apple, Inc.
Series 2006-1 Class A6			0.869% due 05/03/18 (Ê)	1,680	1,677
0.447% due 04/25/40 (Ê)(Þ)	770	671	2.250% due 02/23/21	625	637
		55,202	4.650% due 02/23/46	795	868
Corporate Bonds and Notes - 19.0%			Assurant, Inc.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 25

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 03/15/18	820	821	6.000% due 11/27/17 (Þ)	750	805
AT&T, Inc.			CCO Holdings LLC / CCO Holdings
1.400% due 12/01/17	300	300	Capital Corp.
1.546% due 11/27/18 (Ê)	150	149	5.125% due 05/01/23 (Þ)	425	432
3.400% due 05/15/25	100	100	CCO Safari II LLC
4.750% due 05/15/46	585	571	4.464% due 07/23/22 (Þ)	530	554
AutoNation, Inc.			6.384% due 10/23/35 (Þ)	595	657
4.500% due 10/01/25	1,205	1,235	6.484% due 10/23/45 (Þ)	400	445
Avaya, Inc.			Celgene Corp.
9.000% due 04/01/19 (Þ)	860	581	3.875% due 08/15/25	325	342
Axiall Corp.			CenterPoint Energy Resources Corp.
4.875% due 05/15/23	465	454	6.125% due 11/01/17	50	53
Bank of America Corp.			Chase Capital III
5.750% due 12/01/17	140	149	Series C
2.625% due 10/19/20	310	312	1.185% due 03/01/27 (Ê)	295	229
Series GMTN			Chesapeake Energy Corp.
6.400% due 08/28/17	200	213	3.872% due 04/15/19 (Ê)	690	267
3.300% due 01/11/23	200	202	5.375% due 06/15/21	275	98
4.450% due 03/03/26	395	407	4.875% due 04/15/22	480	168
Bank of America NA			CHS/Community Health Systems, Inc.
Series BKNT			5.125% due 08/15/18	105	106
1.040% due 05/08/17 (Ê)	300	299	8.000% due 11/15/19	1,680	1,636
6.100% due 06/15/17	775	811	Chubb INA Holdings, Inc.
1.750% due 06/05/18	1,105	1,105	2.300% due 11/03/20	540	549
2.050% due 12/07/18	315	318	2.875% due 11/03/22	370	382
Bank of Montreal IL			Cisco Systems, Inc.
Series YCD			2.200% due 02/28/21	570	581
1.184% due 12/08/17 (Ê)(~)	275	275	CIT Group, Inc.
Bank of New York Mellon Corp. (The)			6.625% due 04/01/18 (Þ)	390	410
2.500% due 04/15/21	530	540	Citigroup Capital III
Baxalta, Inc.			7.625% due 12/01/36	500	618
2.875% due 06/23/20 (Þ)	250	250	Citigroup, Inc.
Bear Stearns Cos. LLC (The)			1.800% due 02/05/18	1,180	1,179
7.250% due 02/01/18	195	214	2.150% due 07/30/18	1,300	1,307
Bellsouth Capital Funding Corp.			4.450% due 09/29/27	1,070	1,077
7.875% due 02/15/30	555	701	4.650% due 07/30/45	515	539
Berkshire Hathaway Energy Co.			Clear Channel Worldwide Holdings, Inc.
Series WI			Series B
4.500% due 02/01/45	320	341	6.500% due 11/15/22	975	970
Berkshire Hathaway Finance Corp.			Commonwealth Edison Co.
4.400% due 05/15/42	275	298	5.800% due 03/15/18	290	313
Berkshire Hathaway, Inc.			Compass Bank
2.200% due 03/15/21	305	311	Series BKNT
3.125% due 03/15/26	350	359	6.400% due 10/01/17	1,215	1,278
Blue Cube Spinco, Inc.			Continental Airlines Pass-Through Trust
10.000% due 10/15/25 (Þ)	1,255	1,434	Series 00A1 Class A-1
BMW US Capital LLC			8.048% due 11/01/20	200	220
0.973% due 06/02/17 (Ê)	1,200	1,194	Series 071A Class A
Boardwalk Pipelines, LP			5.983% due 04/19/22	119	131
4.950% due 12/15/24	500	457	Series 991A Class A
Boston Properties, LP			6.545% due 02/02/19	113	119
3.700% due 11/15/18	300	314	Crown Castle Towers LLC
3.650% due 02/01/26	710	737	4.174% due 08/15/17 (Þ)	705	723
Burlington Northern Santa Fe LLC			3.222% due 05/15/22 (Þ)	650	651
6.875% due 12/01/27	25	34	CVS Health Corp.
6.750% due 03/15/29	10	13	3.875% due 07/20/25	535	577
4.150% due 04/01/45	165	169	5.125% due 07/20/45	1,070	1,239
Capital One NA			Daimler Finance NA LLC
2.350% due 08/17/18	1,110	1,116	2.000% due 08/03/18 (Þ)	980	988
Series BKNT			DaVita HealthCare Partners, Inc.
1.650% due 02/05/18	645	640	5.000% due 05/01/25	220	218
Cargill, Inc.			DCP Midstream Operating, LP
			2.500% due 12/01/17	115	110

See accompanying notes which are an integral part of this quarterly report.

26 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Delta Air Lines Pass-Through Trust			FPL Energy Wind Funding LLC
Series 071A Class A			6.876% due 06/27/17 (Þ)	36	34
6.821% due 08/10/22	414	476	Freeport-McMoRan, Inc.
Series 2002-1 Class G-1			3.875% due 03/15/23	575	390
6.718% due 01/02/23	92	104	5.400% due 11/14/34	135	83
Devon Energy Corp.			Frontier Communications Corp.
5.850% due 12/15/25	1,564	1,510	11.000% due 09/15/25 (Þ)	290	291
5.600% due 07/15/41	360	282	General Electric Co.
Discover Bank			5.250% due 12/06/17	340	365
2.000% due 02/21/18	500	497	1.001% due 05/05/26 (Ê)	525	478
DISH DBS Corp.			5.875% due 01/14/38	325	423
6.750% due 06/01/21	105	108	4.500% due 03/11/44	610	681
Duke Energy Carolinas LLC			Series GMTN
4.000% due 09/30/42	600	619	6.875% due 01/10/39	101	146
Duke Energy Progress LLC			General Motors Co.
4.100% due 03/15/43	310	322	3.500% due 10/02/18	425	435
Duquesne Light Holdings, Inc.			4.875% due 10/02/23	1,950	2,044
6.400% due 09/15/20 (Þ)	500	573	6.600% due 04/01/36	210	231
Dynegy, Inc.			General Motors Financial Co., Inc.
5.875% due 06/01/23	70	58	5.250% due 03/01/26	430	450
eBay, Inc.			Georgia-Pacific LLC
0.821% due 07/28/17 (Ê)	830	822	8.875% due 05/15/31	715	1,055
1.096% due 08/01/19 (Ê)	370	359	Gilead Sciences, Inc.
El Paso Natural Gas Co. LLC			2.550% due 09/01/20	740	762
7.500% due 11/15/26	100	104	3.650% due 03/01/26	200	213
Enbridge Energy Partners, LP			Goldman Sachs Capital I
5.875% due 10/15/25	125	126	6.345% due 02/15/34	515	601
Energy Transfer Partners, LP			Goldman Sachs Group, Inc. (The)
4.050% due 03/15/25	1,970	1,734	6.150% due 04/01/18	400	433
6.050% due 06/01/41	375	323	3.850% due 07/08/24	150	155
3.633% due 11/01/66 (Ê)	1,380	787	6.750% due 10/01/37	720	860
Enterprise Products Operating LLC			4.750% due 10/21/45	565	591
3.700% due 02/15/26	815	799	Series D
Series B			6.000% due 06/15/20	150	171
7.034% due 01/15/68	370	375	Series GMTN
Exelon Corp.			7.500% due 02/15/19	600	691
2.850% due 06/15/20	725	740	Series M
Express Scripts Holding Co.			5.375% due 12/31/49 (ƒ)	370	358
Series 10YR			Great Plains Energy, Inc.
4.500% due 02/25/26	530	549	5.292% due 06/15/22	620	693
Exxon Mobil Corp.			Halliburton Co.
3.567% due 03/06/45	210	204	5.000% due 11/15/45	320	313
Farmers Exchange Capital			Harley-Davidson Financial Services, Inc.
7.200% due 07/15/48 (Þ)	300	341	2.250% due 01/15/19 (Þ)	420	426
Farmers Exchange Capital II			Harris Corp.
6.151% due 11/01/53 (Þ)	630	643	1.999% due 04/27/18	565	564
Farmers Exchange Capital III			HCA, Inc.
5.454% due 10/15/54 (Þ)	600	570	6.500% due 02/15/20	200	220
Fifth Third Bank			4.750% due 05/01/23	200	204
Series BKNT			HCP, Inc.
2.875% due 10/01/21	700	713	4.250% due 11/15/23	845	848
First Data Corp.			Series 7YR
5.000% due 01/15/24 (Þ)	210	210	4.000% due 12/01/22	200	201
FirstEnergy Transmission LLC			Healthcare Trust of America Holdings,
5.450% due 07/15/44 (Þ)	250	261	LP
Ford Motor Credit Co. LLC			3.700% due 04/15/23	260	256
2.240% due 06/15/18	1,895	1,897	Hewlett Packard Enterprise Co.
2.551% due 10/05/18	1,320	1,324	2.450% due 10/05/17 (Þ)	1,650	1,661
3.200% due 01/15/21	695	710	4.900% due 10/15/25 (Þ)	760	782
Series FXD			HP, Inc.
2.145% due 01/09/18	1,825	1,823	4.375% due 09/15/21	620	648
Forest Laboratories LLC			HSBC Bank USA NA
5.000% due 12/15/21 (Þ)	715	798	Series BKNT

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 27

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.875% due 11/01/34	475	544	McDonald's Corp.
HSBC USA, Inc.			2.100% due 12/07/18	470	480
2.000% due 08/07/18	645	647	McGraw Hill Financial, Inc.
Indiantown Cogeneration, LP			Series WI
Series A-10			3.300% due 08/14/20	655	678
9.770% due 12/15/20 (Å)	91	101	Medco Health Solutions, Inc.
Intel Corp.			4.125% due 09/15/20	535	567
4.900% due 07/29/45	365	409	Merck & Co., Inc.
International Business Machines Corp.			0.978% due 05/18/18 (Ê)	1,520	1,524
1.125% due 02/06/18	250	250	MetLife, Inc.
IPALCO Enterprises, Inc.			10.750% due 08/01/39	900	1,368
5.000% due 05/01/18	500	525	Metropolitan Life Global Funding I
Jackson National Life Global Funding			1.875% due 06/22/18 (Þ)	750	755
Series 144a			Microsoft Corp.
2.600% due 12/09/20 (Þ)	315	319	3.125% due 11/03/25	435	457
Janus Capital Group, Inc.			3.750% due 02/12/45	325	322
4.875% due 08/01/25	640	681	Monongahela Power Co.
Jersey Central Power & Light Co.			4.100% due 04/15/24 (Þ)	375	401
6.150% due 06/01/37	200	228	5.400% due 12/15/43 (Þ)	255	302
Johnson & Johnson			Morgan Stanley
0.905% due 03/01/19 (Ê)	200	200	5.550% due 04/27/17	425	443
3.700% due 03/01/46	425	446	6.250% due 08/28/17	500	531
JPMorgan Chase & Co.			5.625% due 09/23/19	275	306
1.519% due 01/25/18 (Ê)	250	251	4.300% due 01/27/45	425	428
2.750% due 06/23/20	440	451	Series GMTN
4.250% due 10/15/20	300	325	3.875% due 01/27/26	790	824
2.550% due 10/29/20	100	101	4.350% due 09/08/26	555	571
2.550% due 03/01/21	580	585	Mutual of Omaha Insurance Co.
3.300% due 04/01/26	760	766	4.297% due 07/15/54 (Þ)	590	593
4.250% due 10/01/27	465	484	Mylan NV
JPMorgan Chase Bank NA			3.000% due 12/15/18 (Þ)	545	552
Series BKNT			Mylan, Inc.
6.000% due 10/01/17	945	1,004	2.550% due 03/28/19	700	701
JPMorgan Chase Capital XIII			National City Bank
Series M			Series BKNT
1.579% due 09/30/34 (Ê)	480	378	1.006% due 06/07/17 (Ê)	500	496
JPMorgan Chase Capital XXI			Nationwide Mutual Insurance Co.
Series U			Series 144a
1.563% due 02/02/37 (Ê)	335	235	2.924% due 12/15/24 (Ê)(Þ)	500	486
JPMorgan Chase Capital XXIII			Neptune Finco Corp.
1.618% due 05/15/47 (Ê)	545	368	6.625% due 10/15/25 (Þ)	220	238
Kansas City Power & Light Co.			New York Life Global Funding
3.650% due 08/15/25	550	568	1.450% due 12/15/17 (Þ)	645	646
KKR Group Finance Co. II LLC			Newell Rubbermaid, Inc.
5.500% due 02/01/43 (Þ)	35	36	3.850% due 04/01/23	1,390	1,442
KKR Group Finance Co. III LLC			NiSource Finance Corp.
5.125% due 06/01/44 (Þ)	865	847	6.400% due 03/15/18	58	63
Kohl's Corp.			Noble Energy, Inc.
4.250% due 07/17/25	310	306	3.900% due 11/15/24	150	141
5.550% due 07/17/45	575	520	Novartis Capital Corp.
Kraft Heinz Foods Co.			4.000% due 11/20/45	225	241
1.600% due 06/30/17 (Þ)	320	321	NVR, Inc.
4.875% due 02/15/25 (Þ)	1,580	1,741	3.950% due 09/15/22	445	463
Level 3 Financing, Inc.			Oncor Electric Delivery Co. LLC
5.250% due 03/15/26 (Þ)	105	106	6.800% due 09/01/18	550	613
Lockheed Martin Corp.			PACCAR Financial Corp.
3.350% due 09/15/21	650	688	0.826% due 06/06/17 (Ê)	625	624
Manufacturers & Traders Trust Co.			Panhandle Eastern Pipe Line Co., LP
1.648% due 12/28/20 (Ê)	84	82	8.125% due 06/01/19	450	471
Series BKNT			Pfizer, Inc.
1.400% due 07/25/17	780	778	0.768% due 05/15/17 (Ê)	1,460	1,456
Marathon Oil Corp.			Plains All American Pipeline, LP / PAA
3.850% due 06/01/25	1,820	1,479	Finance Corp.

See accompanying notes which are an integral part of this quarterly report.

28 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.650% due 10/15/25	935	864	Series 2012-1 Class A
Platform Specialty Products Corp.			5.900% due 10/01/24	573	640
10.375% due 05/01/21 (Þ)	560	542	Series 2013-1 Class A
Pricoa Global Funding I			3.950% due 11/15/25	407	418
2.550% due 11/24/20 (Þ)	415	420	US Bank NA
Procter & Gamble Co. (The)			1.198% due 01/29/18 (Ê)	500	500
0.886% due 11/01/19 (Ê)	300	299	Series BKNT
Protective Life Global Funding			0.835% due 09/11/17 (Ê)	500	499
2.700% due 11/25/20 (Þ)	310	315	1.375% due 09/11/17	275	276
Public Service Co. of New Mexico			USF&G Capital III
7.950% due 05/15/18	260	291	8.312% due 07/01/46 (Þ)	350	544
3.850% due 08/01/25	300	313	Valeant Pharmaceuticals International,
QVC, Inc.			Inc.
4.375% due 03/15/23	930	909	6.125% due 04/15/25 (Þ)	225	173
Series WI			Verizon Communications, Inc.
5.450% due 08/15/34	320	283	2.382% due 09/14/18 (Ê)	100	102
Rayonier AM Products, Inc.			3.000% due 11/01/21	700	727
5.500% due 06/01/24 (Þ)	560	459	5.050% due 03/15/34	1,083	1,174
Reliance Standard Life Global Funding			Series WI
II			4.862% due 08/21/46	250	264
2.150% due 10/15/18 (Þ)	435	436	4.672% due 03/15/55	644	618
2.500% due 01/15/20 (Þ)	475	477	Wachovia Capital Trust III
Reynolds American, Inc.			5.570% due 03/29/49 (Ê)(ƒ)	550	543
5.850% due 08/15/45	425	519	Wachovia Corp.
SABMiller Holdings, Inc.			0.904% due 06/15/17 (Ê)	865	862
3.750% due 01/15/22 (Þ)	985	1,045	Walgreens Boots Alliance, Inc.
Samsung Electronics America, Inc.			4.800% due 11/18/44	350	348
1.750% due 04/10/17 (Þ)	305	305	Wal-Mart Stores, Inc.
Schlumberger Holdings Corp.			4.750% due 10/02/43	225	265
4.000% due 12/21/25 (Þ)	740	764	Wells Fargo & Co.
SL Green Realty Corp.			2.500% due 03/04/21	425	430
7.750% due 03/15/20	325	381	Series GMTN
Sprint Capital Corp.			2.600% due 07/22/20	880	900
8.750% due 03/15/32	1,095	857	4.300% due 07/22/27	465	493
Sprint Communications, Inc.			Welltower, Inc.
9.000% due 11/15/18 (Þ)	290	304	4.950% due 01/15/21	365	397
Sysco Corp.			5.250% due 01/15/22	200	218
2.500% due 07/15/21	525	531	Williams Cos., Inc. (The)
Tenet Healthcare Corp.			7.875% due 09/01/21	161	149
4.134% due 06/15/20 (Ê)(Þ)	215	213	Williams Partners, LP
8.125% due 04/01/22	1,050	1,080	4.000% due 09/15/25	830	668
Tennessee Gas Pipeline Co. LLC			5.100% due 09/15/45	720	518
8.375% due 06/15/32	200	216	ZFS Finance USA Trust II
T-Mobile USA, Inc.			6.450% due 12/15/65 (Þ)	550	549
6.731% due 04/28/22	300	313	ZFS Finance USA Trust V
Toyota Motor Credit Corp.			6.500% due 05/09/37 (Þ)	675	663
0.818% due 05/16/17 (Ê)	250	250			164,690
Series MTn			International Debt - 5.1%
1.002% due 03/12/20 (Ê)	1,485	1,462	Actavis Funding SCS
Union Pacific Railroad Co. Pass-Through			3.800% due 03/15/25	990	1,030
Trust			4.750% due 03/15/45	475	500
Series 06-1			AerCap Ireland Capital, Ltd. / AerCap
5.866% due 07/02/30	145	168	Global Aviation Trust
UnitedHealth Group, Inc.			4.625% due 07/01/22	735	750
6.000% due 06/15/17	3	3	Altice Luxembourg SA
1.900% due 07/16/18	560	569	7.750% due 05/15/22 (Þ)	700	689
2.700% due 07/15/20	560	582	ArcelorMittal
4.625% due 07/15/35	325	363	6.125% due 06/01/25	460	426
Univision Communications, Inc.			AstraZeneca PLC
5.125% due 05/15/23 (Þ)	100	100	2.375% due 11/16/20	385	393
US Airways Pass-Through Trust			3.375% due 11/16/25	200	207
Series 2011-1 Class A			Avago Technologies Cayman Finance,
7.125% due 10/22/23	357	412	Ltd. Term Loan B1

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 29

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.250% due 02/01/23 (Ê)	475	472	1.249% due 10/27/17 (Ê)(Þ)	375	373
Babson CLO, Ltd.			Magnetite XII, Ltd.
Series 2014-IA Class A1			Series 2015-12A Class A
1.720% due 07/20/25 (Ê)(Þ)	470	466	1.821% due 04/15/27 (Ê)(Þ)	190	189
Series 2014-IIA Class A			Marfrig Overseas, Ltd.
1.656% due 10/17/26 (Ê)(Þ)	130	128	9.500% due 05/04/20 (Þ)	615	621
Barclays PLC			National Bank of Canada
2.000% due 03/16/18	650	638	Series BKNT
2.750% due 11/08/19	515	512	1.342% due 12/14/18 (Ê)	500	499
3.250% due 01/12/21	855	851	National Bank of Canada NY
3.650% due 03/16/25	225	211	Series YCD
Barrick Gold Corp.			1.025% due 05/24/17 (Ê)(~)	500	497
4.100% due 05/01/23	480	468	Noble Holding International, Ltd.
5.250% due 04/01/42	280	241	3.950% due 03/15/22	220	134
BHP Billiton Finance USA, Ltd.			6.950% due 04/01/25	210	137
6.750% due 10/19/75 (Þ)	630	630	Nokia OYJ
Braskem Finance, Ltd.			6.625% due 05/15/39	770	801
6.450% due 02/03/24	425	398	Perrigo Co. PLC
Canadian Oil Sands, Ltd.			2.300% due 11/08/18	595	594
7.750% due 05/15/19 (Þ)	450	475	Petrobras Global Finance BV
CDP Financial, Inc.			6.250% due 03/17/24	870	696
5.600% due 11/25/39 (Þ)	465	596	Petroleos de Venezuela SA
Cooperatieve Rabobank UA			5.375% due 04/12/27	295	94
5.250% due 08/04/45	440	476	Series REGS
11.000% due 06/29/49 (ƒ)(Þ)	679	815	6.000% due 11/15/26	2,360	728
Credit Suisse AG			Petroleos Mexicanos
1.750% due 01/29/18	755	756	6.875% due 08/04/26 (Þ)	410	444
6.000% due 02/15/18	385	410	Series WI
Series GMTN			4.500% due 01/23/26	415	387
1.125% due 05/26/17 (Ê)	300	299	5.625% due 01/23/46	795	668
Credit Suisse Group Funding Guernsey,			Province of Ontario Canada
Ltd.			1.650% due 09/27/19	600	601
3.125% due 12/10/20 (Þ)	1,225	1,218	Province of Quebec Canada
Dryden 37 Senior Loan Fund			0.865% due 09/04/18 (Ê)	365	364
Series 2015-37A Class A			Royal Bank of Canada
1.821% due 04/15/27 (Ê)(Þ)	540	536	Series GMTN
Ensco PLC			4.650% due 01/27/26	945	961
4.700% due 03/15/21	1,070	747	Royal Bank of Scotland Group PLC
5.750% due 10/01/44	515	255	6.400% due 10/21/19	180	202
GE Capital International Funding Co.			4.800% due 04/05/26	215	216
4.418% due 11/15/35 (Þ)	355	386	Seagate HDD Cayman
Global SC Finance II SRL			5.750% due 12/01/34	660	469
Series 2014-1A Class A2			Shell International Finance BV
3.090% due 07/17/29 (Þ)	342	319	4.375% due 05/11/45	300	301
HBOS PLC			Sirius International Group, Ltd.
Series GMTN			7.506% due 05/29/49 (ƒ)(Þ)	365	360
6.750% due 05/21/18 (Þ)	825	892	Sky PLC
HSBC Bank PLC			6.100% due 02/15/18 (Þ)	685	735
7.650% due 05/01/25	185	232	SMART ABS Series Trust
HSBC Holdings PLC			Series 2015-3US Class A3A
4.300% due 03/08/26	345	357	1.660% due 08/14/19	660	658
Intelsat Jackson Holdings SA			Suncor Energy, Inc.
7.250% due 04/01/19	1,100	811	5.950% due 12/01/34	551	555
Intesa Sanpaolo SpA			Toronto-Dominion Bank (The)
5.710% due 01/15/26 (Þ)	915	888	1.461% due 01/22/19 (Ê)	1,075	1,075
Korea Electric Power Corp.			Total Capital SA
5.125% due 04/23/34 (Þ)	60	71	2.125% due 08/10/18	510	518
Limerock CLO II, Ltd.			Trade MAPS 1, Ltd.
Series 2014-2A Class A			Series 2013-1A Class A
1.817% due 04/18/26 (Ê)(Þ)	540	534	1.129% due 12/10/18 (Ê)(Þ)	640	636
Lloyds Banking Group PLC			Transocean, Inc.
7.500% due 06/27/24 (ƒ)	525	520	3.000% due 10/15/17	1,434	1,362
Macquarie Bank, Ltd.			4.300% due 10/15/22	1,255	693

See accompanying notes which are an integral part of this quarterly report.

30 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.800% due 03/15/38	270	135	0.360% due 08/25/37 (Ê)	18	18
Tyco Electronics Group SA			Banc of America Commercial Mortgage
6.550% due 10/01/17	450	481	Trust
UBS AG			Series 2007-2 Class AM
Series GMTN			5.649% due 04/10/49	210	215
1.800% due 03/26/18	1,390	1,394	Banc of America Funding Trust
UBS Group Funding Jersey, Ltd.			Series 2006-3 Class 5A3
3.000% due 04/15/21 (Þ)	990	992	5.500% due 03/25/36	484	448
4.125% due 09/24/25 (Þ)	500	501	Series 2006-3 Class 5A8
4.125% due 04/15/26 (Þ)	775	774	5.500% due 03/25/36	129	122
			Banc of America Merrill Lynch
Vale Overseas, Ltd.			Commercial Mortgage, Inc.
6.875% due 11/21/36	200	158
Valeant Pharmaceuticals International,			Series 2008-1 Class A4
			6.224% due 02/10/51	442	465
Inc.			Banc of America Mortgage Securities,
5.875% due 05/15/23 (Þ)	110	86
Valeant Pharmaceuticals International,			Inc.
Inc. Term Loan B			Series 2004-1 Class 5A1
3.750% due 08/05/20 (Ê)	2	2	6.500% due 09/25/33	2	2
Validus Holdings, Ltd.			Series 2004-11 Class 2A1
8.875% due 01/26/40	355	471	5.750% due 01/25/35	39	40
Voya CLO Ltd.			Series 2005-H Class 2A5
Series 2014-4A Class A1			2.691% due 09/25/35 (Ê)	108	98
1.733% due 10/14/26 (Ê)(Þ)	310	309	Banc of America Re-REMIC Trust
Weatherford International, Ltd.			Series 2010-UB5 Class A4A
5.125% due 09/15/20	695	594	5.649% due 02/17/51 (Þ)	543	548
4.500% due 04/15/22	795	638	BCAP LLC Trust
			Series 2009-RR11 Class 7A1
		43,706	2.551% due 02/26/36 (Ê)(Þ)	131	130
Loan Agreements - 0.3%			Series 2010-RR7 Class 3A1
FCA US LLC Term Loan B			2.538% due 08/26/35 (Ê)(Þ)	294	290
3.500% due 05/24/17 (Ê)	328	328	Series 2011-R11 Class 15A1
First Data Corp. Term Loan			2.736% due 10/26/33 (Ê)(Þ)	232	233
3.932% due 03/24/18 (Ê)	464	463	Series 2011-R11 Class 20A5
MacDermid, Inc. 1st Lien Term Loan			2.736% due 03/26/35 (Ê)(Þ)	143	143
5.500% due 06/07/20 (Ê)	603	581	Bear Stearns Adjustable Rate Mortgage
Numericable US LLC Term Loan B1			Trust
4.500% due 05/21/20 (Ê)	291	289	Series 2004-9 Class 22A1
Numericable US LLC Term Loan B2			3.226% due 11/25/34 (Ê)	18	17
4.500% due 05/21/20 (Ê)	252	250	Series 2005-2 Class A1
Sungard Availability Services Capital,			2.680% due 03/25/35 (Ê)	255	254
Inc. Term Loan B			Bear Stearns ARM Trust
6.000% due 03/31/19 (Ê)	397	350	Series 2003-8 Class 4A1
T-Mobile USA, Inc. Term Loan B			2.880% due 01/25/34 (Ê)	93	92
3.500% due 11/09/22 (Ê)	474	475	Series 2004-5 Class 2A
		2,736	3.121% due 07/25/34 (Ê)	367	365
Mortgage-Backed Securities - 22.9%			BHMS Mortgage Trust
1211 Avenue of the Americas Trust			Series 2014-ATLS Class AFL
Series 2015-1211 Class A1A2			1.929% due 07/05/33 (Ê)(Þ)	180	179
3.901% due 08/10/35 (Þ)	1,020	1,101	Series 2014-ATLS Class BFX
1345 Avenue of the Americas & Park			4.241% due 07/05/33 (Þ)	500	496
Avenue Plaza Trust			CD Commercial Mortgage Trust
Series 2005-1 Class A3			Series 2006-CD2 Class AM
5.278% due 08/10/35 (Þ)	185	216	5.355% due 01/15/46	37	37
225 Liberty Street Trust			CFCRE Commercial Mortgage Trust
Series 2016-225L Class A			Series 2011-C2 Class C
3.597% due 02/10/36 (Þ)	205	217	5.760% due 12/15/47 (Þ)	195	206
Adjustable Rate Mortgage Trust			Series 2016-C3 Class A3
Series 2007-1 Class 1A1			3.865% due 01/10/48	1,150	1,238
2.709% due 03/25/37 (Ê)	568	461	CGCMT Trust
American Home Mortgage Investment			Series 2009-RR1 Class MA4A
Trust			5.485% due 03/17/51 (Þ)	300	307
Series 2004-4 Class 4A
2.549% due 02/25/45 (Ê)	36	36	CHL Mortgage Pass-Through Trust
			Series 2004-22 Class A3
Series 2007-4 Class A2			2.643% due 11/25/34 (Ê)	69	64

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 31

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-HYB9 Class 1A1			DBUBS Mortgage Trust
2.600% due 02/20/35 (Ê)	94	93	Series 2011-LC1A Class A1
Series 2005-3 Class 1A2			3.742% due 11/10/46 (Þ)	47	47
0.511% due 04/25/35 (Ê)	14	12	Series 2011-LC2A Class A2
Series 2007-HY5 Class 1A1			3.386% due 07/10/44 (Þ)	545	545
2.646% due 09/25/47 (Ê)	888	781	Fannie Mae
Citigroup Commercial Mortgage Trust			3.584% due 2020	545	586
Series 2013-375P Class A			3.619% due 2020	669	723
3.251% due 05/10/35 (Þ)	205	213	3.665% due 2020	686	741
Citigroup Mortgage Loan Trust, Inc.			3.766% due 2020	1,534	1,665
Series 2005-11 Class A2A			3.950% due 2020	405	441
2.730% due 10/25/35 (Ê)	18	18	5.500% due 2020	12	12
Series 2007-AR8 Class 2A1A			4.250% due 2021	395	439
2.685% due 07/25/37 (Ê)	304	283	4.298% due 2021	628	694
Commercial Mortgage Pass-Through			5.500% due 2022	62	65
Certificates
Series 2015-CR27 Class B			2.500% due 2024	846	872
4.361% due 10/10/48	250	260	4.000% due 2025	290	309
Commercial Mortgage Trust			4.500% due 2025	610	657
Series 2001-J2A Class E			3.100% due 2026	275	292
6.922% due 07/16/34 (Þ)	345	350	4.000% due 2026	346	369
Series 2005-LP5 Class D			6.000% due 2026	76	86
4.738% due 05/10/43	80	80	2.640% due 2027	422	427
Series 2013-300P Class A1			2.966% due 2027	720	748
4.353% due 08/10/30 (Þ)	195	217	6.000% due 2027	44	51
Series 2013-CR7 Class A1			3.280% due 2028	410	436
0.716% due 03/10/46	372	370	3.360% due 2030	398	415
Series 2013-CR13 Class A1			3.500% due 2030	639	676
1.259% due 11/10/18	616	613	3.500% due 2032	693	734
Series 2014-277P Class A			6.000% due 2032	51	59
3.611% due 08/10/49 (Þ)	205	219	3.000% due 2033	1,618	1,689
Series 2014-UBS4 Class A1			3.500% due 2033	1,326	1,402
1.309% due 08/10/47	246	245	5.000% due 2033	12	13
Series 2015-3BP Class A			6.150% due 2033(Ê)	77	88
3.178% due 02/10/35 (Þ)	210	216	3.500% due 2034	280	296
Series 2016-787S Class A
3.545% due 02/10/36 (Þ)	205	215	5.000% due 2034	16	17
Credit Suisse Commercial Mortgage			5.500% due 2034	35	39
Trust			5.500% due 2037	317	355
Series 2006-C5 Class A1A			5.500% due 2038	998	1,133
5.297% due 12/15/39	1,109	1,127	6.000% due 2039	104	118
Series 2007-C1 Class A3			4.000% due 2040	470	512
5.383% due 02/15/40	77	78	5.500% due 2040	1,218	1,381
Credit Suisse First Boston Mortgage			6.000% due 2040	292	333
Securities Corp.			4.000% due 2041	863	933
Series 2005-9 Class 2A1			6.000% due 2041	321	367
5.500% due 10/25/35	144	132	3.000% due 2042	887	912
Series 2005-C3 Class AJ			3.500% due 2042	1,054	1,111
4.771% due 07/15/37	1	1	3.500% due 2043	1,685	1,771
CSMC Mortgage-Backed Trust
Series 2007-2 Class 3A4			4.000% due 2044	1,540	1,675
5.500% due 03/25/37	424	386	3.500% due 2045	6,240	6,554
Series 2007-5 Class 8A2			4.000% due 2045	1,733	1,857
6.000% due 10/25/24	824	851	3.500% due 2046	6,958	7,298
Series 2011-4R Class 5A1			4.000% due 2046	2,520	2,708
2.615% due 05/27/36 (Þ)	181	179	15 Year TBA(Ï)
Series 2014-USA Class A2			2.500%	1,995	2,048
3.953% due 09/15/37 (Þ)	545	574	3.500%	1,445	1,526
DBCCRE Mortgage Trust			30 Year TBA(Ï)
Series 2014-ARCP Class C			3.000%	7,205	7,383
4.935% due 01/10/34 (Þ)	575	590	3.500%	9,005	9,441
DBRR Trust			4.000%	5,795	6,191
Series 2011-LC2 Class A4A			4.500%	7,810	8,496
4.537% due 07/12/44 (Þ)	340	373	5.000%	2,460	2,721

See accompanying notes which are an integral part of this quarterly report.

32 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-343 Class 6			0.849% due 01/25/19	1,862	1,860
Interest Only STRIP			Series 2016-M2 Class ABV2
5.000% due 10/25/33	36	7	2.131% due 01/25/23	660	655
Series 2003-345 Class 18			Series 2016-M3 Class ASQ2
Interest Only STRIP			2.263% due 02/25/23	895	901
4.500% due 12/25/18	32	1	FDIC Trust
Series 2003-345 Class 19			Series 2010-R1 Class A
Interest Only STRIP			2.184% due 05/25/50 (Þ)	625	629
4.500% due 01/25/19	35	1	Series 2011-R1 Class A
Series 2005-365 Class 12			2.672% due 07/25/26 (Þ)	258	263
Interest Only STRIP			Federal Home Loan Mortgage Corp.
5.500% due 12/25/35	98	17	Multifamily Structured Pass Through
Series 2006-369 Class 8			Certificates
Interest Only STRIP			Series 2011-K702 Class X1
5.500% due 04/25/36	15	3	Interest Only STRIP
Fannie Mae Grantor Trust			1.452% due 02/25/18	5,967	140
Series 2001-T4 Class A1			Series 2015-KF12 Class A
7.500% due 07/25/41	342	421	1.130% due 09/25/22 (Ê)	625	626
Fannie Mae REMIC Trust			Series 2015-KS03 Class A4
Series 2004-W5 Class A1			3.161% due 05/25/25	210	223
6.000% due 02/25/47	249	283	Federal Home Loan Mortgage Corp.
Fannie Mae REMICS			Structured Pass Through Securities
Series 1999-56 Class Z			Series 2003-56 Class A5
7.000% due 12/18/29	19	22	5.231% due 05/25/43	283	316
Series 2003-35 Class FY			First Horizon Mortgage Pass-Through
0.570% due 05/25/18 (Ê)	17	17	Trust
Series 2005-110 Class MB			Series 2005-AR4 Class 2A1
5.500% due 09/25/35	46	50	2.562% due 10/25/35 (Ê)	556	455
Series 2009-39 Class LB			Series 2006-2 Class 1A3
4.500% due 06/25/29	260	282	6.000% due 08/25/36	464	436
Series 2009-96 Class DB			Freddie Mac
4.000% due 11/25/29	320	342	2.500% due 2030	1,251	1,285
Series 2010-95 Class S			3.000% due 2030	521	546
Interest Only STRIP			3.500% due 2030	200	212
6.413% due 09/25/40 (Ê)	905	190	5.500% due 2037	178	195
Series 2012-55 Class PC			5.500% due 2038	633	724
3.500% due 05/25/42	700	749	6.000% due 2038	172	199
Series 2013-111 Class PL			5.000% due 2040	454	501
2.000% due 12/25/42	570	538	4.000% due 2041	2,009	2,188
Fannie Mae-Aces			4.500% due 2041	465	509
Series 2012-M8 Class ASQ2			5.500% due 2041	471	532
1.520% due 12/25/19	1,146	1,152	3.000% due 2042	272	279
Series 2013-M4 Class ASQ2			3.500% due 2043	1,482	1,565
1.451% due 02/25/18	518	519	4.000% due 2044	986	1,064
Series 2014-M1 Class A1			3.000% due 2045	1,579	1,618
2.325% due 07/25/23	251	259	3.500% due 2045	6,122	6,429
Series 2014-M13 Class A2			4.000% due 2045	5,454	5,835
3.021% due 08/25/24	430	453	3.000% due 2046	1,856	1,902
Series 2014-M13 Class AB2			3.500% due 2046	3,690	3,866
2.951% due 08/25/24	510	531
Series 2014-M13 Class ASQ2			4.000% due 2046	3,156	3,381
1.637% due 11/25/17	2,181	2,194	Freddie Mac Reference REMIC
			Series 2006-R006 Class ZA
Series 2015-M1 Class ASQ1			6.000% due 04/15/36	573	655
0.782% due 02/25/18	741	740
Series 2015-M1 Class ASQ2			Freddie Mac REMICS
1.626% due 02/25/18	1,360	1,369	Series 2003-2624 Class QH
			5.000% due 06/15/33	152	169
Series 2015-M7 Class ASQ1
0.882% due 04/25/18	765	765	Series 2007-3335 Class FT
			0.347% due 08/15/19 (Ê)	29	29
Series 2015-M7 Class ASQ2
1.550% due 04/25/18	465	467	Series 2009-3569 Class NY
			5.000% due 08/15/39	1,400	1,591
Series 2015-M11 Class A1
2.097% due 04/25/25	745	757	Series 2010-3653 Class B
			4.500% due 04/15/30	459	498
Series 2015-M15 Class ASQ1			Series 2010-3704 Class DC

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 33

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 11/15/36	315	336	GMACM Mortgage Loan Trust
Series 2012-4010 Class KM			Series 2005-AR2 Class 4A
3.000% due 01/15/42	243	253	3.150% due 05/25/35 (Ê)	158	147
Series 2013-4233 Class MD			GS Mortgage Securities Corp. II
1.750% due 03/15/25	397	399	Series 2011-GC5 Class A4
Freddie Mac Strips			3.707% due 08/10/44	735	787
Series 2012-271 Class 30			GS Mortgage Securities Trust
3.000% due 08/15/42	1,376	1,408	Series 2013-GC12 Class A1
FREMF Mortgage Trust			0.742% due 06/10/46	139	138
Series 2010-K7 Class B			Series 2013-GC16 Class A1
5.441% due 04/25/20 (Þ)	330	361	1.264% due 11/10/46	162	162
Series 2012-K705 Class B			Series 2014-GC26 Class C
4.161% due 09/25/44 (Þ)	217	224	4.511% due 11/10/47	240	232
Series 2013-K24 Class B			Series 2015-GC28 Class A5
3.502% due 11/25/45 (Þ)	360	362	3.396% due 02/10/48	295	306
Series 2015-K721 Class B			GSMPS Mortgage Loan Trust
3.681% due 11/25/47 (Þ)	755	675	Series 2006-RP1 Class 1A2
GAHR Commercial Mortgage Trust			7.500% due 01/25/36 (Þ)	322	332
Series 2015-NRF Class AFX			GSR Mortgage Loan Trust
3.235% due 12/15/19 (Þ)	455	470	Series 2005-AR7 Class 6A1
Ginnie Mae			2.842% due 11/25/35 (Ê)	38	36
Series 2007-26 Class SD			HarborView Mortgage Loan Trust
Interest Only STRIP			Series 2005-4 Class 3A1
6.613% due 05/16/37 (Ê)	920	198	2.744% due 07/19/35 (Ê)	70	61
Series 2010-H03 Class HI			IndyMac INDA Mortgage Loan Trust
Interest Only STRIP			Series 2006-AR41 Class A3
1.474% due 03/20/60	7,433	294	0.350% due 02/25/37 (Ê)	791	543
Series 2010-H04 Class BI			JPMBB Commercial Mortgage Securities
Interest Only STRIP			Trust
1.406% due 04/20/60	1,149	54	Series 2014-C26 Class C
Series 2010-H12 Class PT			4.426% due 01/15/48	480	468
5.470% due 11/20/59	303	312	Series 2015-C29 Class A4
Series 2010-H22 Class JI			3.611% due 05/15/48	60	63
Interest Only STRIP			JPMorgan Alternative Loan Trust
2.505% due 11/20/60	2,024	142	Series 2006-A2 Class 3A1
Series 2011-H02 Class BI			2.585% due 05/25/36 (Ê)	819	619
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
0.418% due 02/20/61	8,388	106	Securities Trust
Ginnie Mae I			Series 2004-LN2 Class B
2.140% due 2023	595	607	5.282% due 07/15/41	150	151
4.564% due 2062	1,168	1,257	Series 2005-CB12 Class AJ
			4.987% due 09/12/37	285	285
Ginnie Mae II
1.750% due 2040(Ê)	63	65	Series 2007-LD11 Class AM
2.000% due 2040(Ê)	245	255	5.787% due 06/15/49	180	178
			Series 2007-LDPX Class A3
3.000% due 2040(Ê)	228	239	5.420% due 01/15/49	631	644
3.500% due 2040(Ê)	46	49	Series 2007-LDPX Class AM
5.500% due 2043	749	827	5.464% due 01/15/49	1,015	1,007
3.000% due 2045	2,027	2,103	Series 2011-C3 Class A2
3.500% due 2045	1,923	2,035	3.673% due 02/15/46 (Þ)	42	43
4.000% due 2046	1,121	1,201	Series 2015-SGP Class C
4.500% due 2046	492	529	3.927% due 07/15/36 (Ê)(Þ)	880	865
5.294% due 2060	439	464	Series 2016-ATRM Class B
4.810% due 2061	976	1,025	3.969% due 10/05/28 (Þ)	485	486
5.245% due 2061	544	584	JPMorgan Mortgage Trust
4.626% due 2062	353	376	Series 2004-A2 Class 3A1
4.652% due 2063	90	98	2.315% due 05/25/34 (Ê)	25	24
4.661% due 2063	27	30	Series 2005-A1 Class 6T1
4.732% due 2063	188	201	2.701% due 02/25/35 (Ê)	10	10
4.683% due 2064	663	698	Series 2005-A5 Class TA1
4.793% due 2064	365	385	5.172% due 08/25/35 (Ê)	61	60
30 Year TBA(Ï)			Series 2005-A8 Class 1A1
3.500%	1,520	1,606	2.645% due 11/25/35 (Ê)	532	499
			Series 2005-S3 Class 1A2

See accompanying notes which are an integral part of this quarterly report.

34 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.750% due 01/25/36	26	22	Series 2013-GSP Class A
Series 2006-A6 Class 1A2			3.961% due 01/13/32 (Þ)	200	216
2.637% due 10/25/36 (Ê)	100	90	RBSCF Trust
Series 2006-A7 Class 2A4R			Series 2010-RR3 Class MSCA
2.695% due 01/25/37 (Ê)	753	659	6.114% due 06/16/49 (Þ)	76	77
LB Commercial Mortgage Trust			Series 2010-RR4 Class CMLA
Series 2007-C3 Class AM			6.040% due 12/16/49 (Þ)	110	114
5.900% due 07/15/44	920	951	RBSSP Resecuritization Trust
LB-UBS Commercial Mortgage Trust			Series 2010-3 Class 9A1
Series 2005-C7 Class F			5.500% due 02/26/35 (Þ)	196	199
5.350% due 11/15/40	465	452	Residential Asset Securitization Trust
Mastr Adjustable Rate Mortgages Trust			Series 2003-A15 Class 1A2
Series 2006-2 Class 4A1			0.620% due 02/25/34 (Ê)	38	34
2.779% due 02/25/36 (Ê)	49	47	RFMSI Trust
Series 2007-HF2 Class A1			Series 2006-SA4 Class 2A1
0.480% due 09/25/37 (Ê)	333	297	3.459% due 11/25/36 (Ê)	152	132
Mastr Alternative Loan Trust			Rialto Capital Management LLC
Series 2003-4 Class B1			Series 2014-LT5 Class A
5.941% due 06/25/33	51	46	2.850% due 05/15/24 (Þ)	26	26
Series 2004-10 Class 5A6			RREF LLC
5.750% due 09/25/34	34	35	Series 2014-LT6 Class A
Merrill Lynch Mortgage Trust			2.750% due 09/15/24 (Þ)	37	37
Series 2005-A10 Class A			Series 2015-LT7 Class A
0.646% due 02/25/36 (Ê)	45	41	3.000% due 12/25/32 (Þ)	634	634
Series 2006-C2 Class AM			Structured Adjustable Rate Mortgage
5.782% due 08/12/43	500	502	Loan Trust
Series 2008-C1 Class A4			Series 2004-12 Class 2A
5.690% due 02/12/51	247	258	2.421% due 09/25/34 (Ê)	654	641
Morgan Stanley Bank of America Merrill			Structured Asset Mortgage Investments
Lynch Trust			II Trust
Series 2013-C7 Class A1			Series 2004-AR8 Class A1
0.738% due 02/15/46	86	86	0.844% due 05/19/35 (Ê)	186	179
Series 2015-C24 Class A4			Structured Asset Securities Corp.
3.732% due 05/15/48	835	892	Mortgage Pass-Through Certificates
			Series 2003-34A Class 5A4
Series 2015-C24 Class C			2.455% due 11/25/33 (Ê)	363	366
4.354% due 05/15/48	75	66
Series 2015-C26 Class A3			UBS Commercial Mortgage Trust
			Series 2012-C1 Class A3
3.211% due 11/15/48	875	888	3.400% due 05/10/45	1,025	1,081
Series 2015-C27 Class A4			UBS-Barclays Commercial Mortgage
3.753% due 12/15/47	540	578	Trust
Morgan Stanley Capital I Trust			Series 2012-C4 Class A5
Series 2005-IQ10 Class B			2.850% due 12/10/45	975	997
6.207% due 09/15/42	31	31	Wachovia Bank Commercial Mortgage
Series 2006-IQ12 Class AM			Trust
5.370% due 12/15/43	180	182	Series 2006-C26 Class AM
Series 2007-IQ14 Class A1A			6.008% due 06/15/45	725	728
5.665% due 04/15/49	322	331	Series 2007-C31 Class AM
Series 2011-C1 Class A3			5.591% due 04/15/47	500	513
4.700% due 09/15/47 (Þ)	981	1,045	Washington Mutual Mortgage Pass-
Series 2011-C3 Class A2			Through Certificates Trust
3.224% due 07/15/49	120	120	Series 2003-AR7 Class A7
Series 2011-C3 Class A4			2.299% due 08/25/33 (Ê)	149	149
4.118% due 07/15/49	115	125	Series 2005-AR13 Class A1A1
MSBAM Commercial Mortgage			0.511% due 10/25/45 (Ê)	15	14
Securities Trust			Series 2007-HY2 Class 2A3
Series 2012-CKSV Class A2			1.755% due 04/25/37 (Ê)	581	424
3.277% due 10/15/30 (Þ)	190	194	Wells Fargo Mortgage Backed Securities
MSCG Trust			Trust
Series 2015-ALDR Class A2			Series 2004-P Class 2A1
3.462% due 06/07/35 (Þ)	255	264	2.626% due 09/25/34 (Ê)	189	188
Prime Mortgage Trust			Series 2006-2 Class 2A3
Series 2004-CL1 Class 1A2			5.500% due 03/25/36	57	55
0.621% due 02/25/34 (Ê)	6	5	Series 2006-AR2 Class 2A1
RBS Commercial Funding, Inc. Trust			2.698% due 03/25/36	82	81

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 35

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2006-AR6 Class 7A1				4.181% due 07/15/24	MYR	1,560	408
5.015% due 03/25/36 (Ê)		258	254	Series 0115
Series 2006-AR10 Class 4A1				3.955% due 09/15/25	MYR	2,020	523
2.610% due 07/25/36 (Ê)		24	23	Series 0215
Series 2007-8 Class 1A16				3.795% due 09/30/22	MYR	1,610	415
6.000% due 07/25/37		62	62	Series 0314
WF-RBS Commercial Mortgage Trust				4.048% due 09/30/21	MYR	780	204
Series 2011-C5 Class A4				Series 0315
3.667% due 11/15/44		545	585	3.659% due 10/15/20	MYR	1,634	423
Series 2012-C9 Class A1				Series 0414
0.673% due 11/15/45		40	39	3.654% due 10/31/19	MYR	1,350	349
Series 2013-C14 Class A1				Series 0512
0.836% due 06/15/46		164	163	3.314% due 10/31/17	MYR	590	152
Series 2014-C19 Class A3				Series 0515
3.660% due 03/15/47		500	529	3.759% due 03/15/19	MYR	910	237
			198,497	Mexican Bonos
Municipal Bonds - 0.7%				Series M 10
City of New York New York General				8.500% due 12/13/18	MXN	15,980	1,012
Obligation Unlimited				Series M 20
5.047% due 10/01/24		375	443	7.500% due 06/03/27	MXN	13,652	877
6.646% due 12/01/31		250	296	Series M 30
6.246% due 06/01/35		1,100	1,264	10.000% due 11/20/36	MXN	21,549	1,722
Municipal Electric Authority of Georgia				8.500% due 11/18/38	MXN	2,410	169
Revenue Bonds				Series M
6.637% due 04/01/57		1,310	1,632	8.000% due 06/11/20	MXN	13,960	893
7.055% due 04/01/57		600	707	7.750% due 05/29/31	MXN	2,590	169
New York City New York Water & Sewer				7.750% due 11/13/42	MXN	19,250	1,255
System Revenue Bonds				New Zealand Government Bond
5.375% due 06/15/43		525	612	2.000% due 09/20/25	NZD	340	245
State of California General Obligation
Unlimited				Series 0427
6.650% due 03/01/22		200	245	4.500% due 04/15/27	NZD	1,320	1,045
7.500% due 04/01/34		100	146	Series 423
				5.500% due 04/15/23	NZD	1,500	1,233
University of California Revenue Bonds
6.270% due 05/15/31		400	447	Series 521
				6.000% due 05/15/21	NZD	2,840	2,312
			5,792	Norway Government Bond
Non-US Bonds - 4.0%				Series 472
Australia Government Bond				4.250% due 05/19/17 (Þ)	NOK	7,460	940
Series 126				Series 477
4.500% due 04/15/20	AUD	1,950	1,641	1.750% due 03/13/25 (Þ)	NOK	2,970	379
Series 133				Peru Government Bond
5.500% due 04/21/23	AUD	780	723	5.700% due 08/12/24	PEN	3,690	1,044
Series 140				6.900% due 08/12/37	PEN	2,840	812
4.500% due 04/21/33	AUD	1,370	1,275	Queensland Treasury Corp.
Brazil Notas do Tesouro Nacional Serie B				Series 21
Series NTNB				5.500% due 06/21/21	AUD	2,068	1,819
6.000% due 05/15/45	BRL	974	744	Singapore Government Bond
6.000% due 08/15/50	BRL	1,415	1,067	2.000% due 07/01/20	SGD	460	353
Brazil Notas do Tesouro Nacional Serie F				3.125% due 09/01/22	SGD	250	202
Series NTNF				3.000% due 09/01/24	SGD	250	202
10.000% due 01/01/21	BRL	2,160	541	2.375% due 06/01/25	SGD	490	380
10.000% due 01/01/23	BRL	3,135	760
10.000% due 01/01/25	BRL	5,000	1,161	South Africa Government Bond
				Series R186
Colombian TES				10.500% due 12/21/26	ZAR	4,640	343
Series B				Series R203
10.000% due 07/24/24	COP	6,951,000	2,598	8.250% due 09/15/17	ZAR	4,960	337
6.000% due 04/28/28	COP	584,600	161	Series R209
Ireland Government Bond				6.250% due 03/31/36	ZAR	7,450	351
5.400% due 03/13/25	EUR	1,220	1,958	Series R214
Malaysia Government Bond				6.500% due 02/28/41	ZAR	17,150	804
Series 0111
4.160% due 07/15/21	MYR	190	50				34,288
Series 0114				United States Government Agencies - 0.4%
				Fannie Mae

See accompanying notes which are an integral part of this quarterly report.

36 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2			Anheuser-Busch InBev Worldwide, Inc.
0.452% due 07/20/17 (Ê)	2,175	2,172	1.314% due 01/13/17 (Þ)(~)		350	347
Federal Home Loan Banks			ArcelorMittal
3.150% due 06/28/17	1,080	1,085	5.500% due 02/25/17		120	122
		3,257	AT&T, Inc.
United States Government Treasuries - 17.3%			2.950% due 05/15/16		605	606
United States Treasury Inflation Indexed
Bonds			Australia Government Bond
0.125% due 07/15/24	1,257	1,261	Series 120
0.375% due 07/15/25	445	454	6.000% due 02/15/17	AUD	324	257
0.250% due 01/15/26	2,531	2,552	Autobahn Funding Co. LLC
0.625% due 02/15/43	618	580	0.040% due 04/21/16 (ç)(Þ)(~)		500	500
1.375% due 02/15/44	2,765	3,095	Bank of America Corp.
0.750% due 02/15/45	1,539	1,489	Series 1
United States Treasury Notes			3.750% due 07/12/16		500	504
0.750% due 10/31/17	5,600	5,602	Bank of America NA
0.750% due 02/28/18	375	375	Series BKNT
1.375% due 09/30/20	26,610	26,833	0.914% due 06/15/16 (Ê)		200	200
1.375% due 01/31/21	4,105	4,135	5.300% due 03/15/17		450	466
1.125% due 02/28/21	3,850	3,834	Bank of Montreal
1.250% due 03/31/21	8,465	8,473	Series YCD
1.750% due 09/30/22	10,725	10,890	0.722% due 11/10/16 (Ê)(~)		750	749
1.750% due 01/31/23	1,910	1,936	Bank of Nova Scotia
1.500% due 02/28/23	8,850	8,825	Series YCD
2.000% due 02/15/25	1,685	1,721	0.800% due 11/07/16 (Ê)(~)		730	730
2.250% due 11/15/25	6,785	7,061	Bank of Nova Scotia (The)
1.625% due 02/15/26	32,928	32,450	Series BKNT
2.750% due 08/15/42	935	965	1.052% due 12/13/16 (Ê)		275	275
3.750% due 11/15/43	745	925	Barclays Bank PLC
3.000% due 11/15/45 (§)	12,210	13,182	1.176% due 12/09/16 (Ê)		975	974
2.500% due 02/15/46	13,170	12,842	Bear Stearns Cos. LLC (The)
		149,480	5.550% due 01/22/17		525	542
Total Long-Term Investments			BPCE SA
(cost $655,687)		657,648	1.188% due 11/18/16 (Ê)		300	300
			Caisse Centrale Desjardins
Common Stocks - 0.0%			1.030% due 03/27/17 (Ê)(Þ)		1,095	1,093
Financial Services - 0.0%			Citigroup, Inc.
Escrow GM Corp.(Å)	80,000	—	1.402% due 04/01/16 (ç)(Ê)		600	600
Total Common Stocks			5.850% due 08/02/16		220	223
(cost $—)		—	Commonwealth Bank of Australia
			0.832% due 06/03/16 (Ê)(Þ)		1,120	1,120
Preferred Stocks - 0.2%			ConocoPhillips Qatar Funding, Ltd.
Financial Services - 0.1%			0.700% due 04/04/16 (ç)(Þ)(~)		1,100	1,100
XLIT, Ltd.	700	553	Continental Airlines Pass-Through Trust
			Series 09-1
Technology - 0.1%			9.000% due 07/08/16		163	166
Verizon Communications, Inc.	29,000	785	CRC Funding LLC
			0.581% due 06/16/16 (Þ)(~)		500	499
Total Preferred Stocks			Deutsche Telekom International Finance
(cost $1,312)		1,338	BV
			2.250% due 03/06/17 (Þ)		920	928
			Exxon Mobil Corp.
Short-Term Investments - 28.0%			0.674% due 03/15/17 (Ê)		1,200	1,196
ABN AMRO Bank NV			Federal Home Loan Mortgage Corp.
1.421% due 10/28/16 (Ê)(Þ)	300	301	Multifamily Structured Pass Through
Adam Aircraft Industries Term Loan			Certificates
			Series 2012-K501 Class X1A
15.130% due 05/23/16 (Å)	49	—	Interest Only STRIP
Anheuser-Busch InBev Finance, Inc.			1.546% due 08/25/16		3,325	7
0.811% due 01/27/17 (Ê)	500	499	Ford Motor Credit Co. LLC

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 37

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
		Amount ($)	Value		Amount ($)		Value
		or Shares	$		or Shares		$
1.700% due 05/09/16		700	700	Royal Bank of Scotland Group PLC
Freddie Mac				1.875% due 03/31/17	350		349
2.000% due 08/25/16		675	679	Russell U.S. Cash Management Fund	144,247,148	(8)	144,248
GE Capital International Funding Co.				Sabine Pass LNG, LP
0.964% due 04/15/16 (Þ)		632	632	7.500% due 11/30/16	100		103
General Electric Co.				Series 144a
0.788% due 02/15/17 (Ê)		560	560	7.500% due 11/30/16 (Þ)	380		391
General Mills, Inc.				Sheffield Receivables Co. LLC
5.700% due 02/15/17		500	520	0.520% due 05/03/16 (ç)(Þ)(~)	750		750
Hartford Financial Services Group, Inc.				Shell International Finance BV
(The)				0.828% due 11/15/16 (Ê)	1,455		1,455
5.375% due 03/15/17		200	207	Toronto-Doninion Bank (The)
Highwoods Realty, LP				2.125% due 04/07/21	2,025		2,022
5.850% due 03/15/17		500	518	Total Capital International SA
Honda Auto Receivables Owner Trust				1.000% due 08/12/16	1,180		1,179
Series 2013-2 Class A3				Toyota Auto Receivables Owner Trust
0.530% due 02/16/17		86	86	Series 2013-A Class A3
Hyundai Auto Receivables Trust				0.550% due 01/17/17	2		2
Series 2015-C Class A1				UAL Pass-Through Trust
0.390% due 09/15/16		111	111	Series 09-1
ING Bank NV				10.400% due 11/01/16	21		22
3.750% due 03/07/17 (Þ)		1,500	1,533	United States Treasury Bills
International Lease Finance Corp.				0.002% due 04/07/16 (ç)(~)	6,960		6,960
6.750% due 09/01/16 (Þ)		800	812	0.003% due 04/07/16 (ç)(~)	15		15
Intesa Sanpaolo SpA				0.003% due 04/14/16 (ç)(~)	25,970		25,968
2.375% due 01/13/17		520	522	0.003% due 05/12/16 (§)	4,480		4,480
Japan Treasury Discount Bill
Series 575				0.004% due 08/04/16	4,470		4,465
0.010% due 06/10/16	JPY	140,000	1,244	0.004% due 08/18/16 (~)	8,600		8,589
Series 597				United States Treasury Notes
0.010% due 06/27/16 (~)	JPY	120,000	1,067	1.500% due 06/30/16	5,965		5,983
JetBlue Airways Pass-Through Trust				Verizon Communications, Inc.
Series 04-2 Class G-2				Series FRN
1.067% due 11/15/16 (Ê)		750	743	2.164% due 09/15/16 (Ê)	1,320		1,327
Johnson & Johnson				Wells Fargo & Co.
0.706% due 11/28/16 (Ê)		1,000	1,000	1.250% due 07/20/16	700		701
JPMorgan Chase Bank NA				Williams Partners, LP / Williams
Series BKNT				Partners Finance Corp.
5.875% due 06/13/16		70	71	7.250% due 02/01/17	235		241
Kellogg Co.				Total Short-Term Investments
1.875% due 11/17/16		1,200	1,207	(cost $242,120)			242,147
Liberty Street Funding LLC
0.561% due 04/18/16 (ç)(Þ)(~)		1,200	1,200	Total Investments 104.3%
Merck & Co., Inc.				(identified cost $899,119)			901,133
0.808% due 05/18/16 (Ê)		350	350
National Bank of Canada				Other Assets and Liabilities,
0.561% due 06/22/16 (Þ)(~)		1,100	1,099	Net - (4.3%)			(37,052)
Nomura Holdings Inc.
2.000% due 09/13/16		835	837	Net Assets - 100.0%			864,081
Ontario Teachers' Finance Trust
1.650% due 12/02/16 (Þ)(~)		600	596
Private Export Funding Corp.
0.692% due 06/20/16 (Þ)(~)		1,000	999
Procter & Gamble Co. (The)
0.699% due 11/04/16 (Ê)		1,000	1,000
Royal Bank of Canada
Series GMTN
0.879% due 02/03/17 (Ê)		300	300

See accompanying notes which are an integral part of this quarterly report.

38 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or shares		$	$	$
0.0%
Adam Aircraft Industries Term Loan	05/22/07		48,786	114.22	56	—
Escrow GM Corp.	04/21/11		80,000	—	—	—
Indiantown Cogeneration, LP	07/08/09		90,896	95.51	87	101
						101
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
United States 2 Year Treasury Note Futures	167	USD	36,531	06/16	22
United States 5 Year Treasury Note Futures	327	USD	39,620	06/16	61
United States 10 Year Treasury Note Futures	404	USD	52,679	06/16	150
United States Treasury Bond Futures	93	USD	15,292	06/16	(47)
United States Ultra Bond Futures	12	USD	2,070	06/16	(40)
Short Positions
Buro-Bobl Futures	37	EUR	4,851	06/16	9
Euro-BTP Future	19	EUR	2,672	06/16	(56)
Euro-OAT Future	18	EUR	2,848	06/16	(47)
Japan Government 10 Year Bond Futures	4	JPY	605,199	06/16	2
Long Gilt Futures	160	GBP	19,395	06/16	29
United States 2 Year Treasury Note Futures	6	USD	1,313	06/16	(1)
United States 5 Year Treasury Note Futures	15	USD	1,817	06/16	4
United States 10 Year Treasury Note Futures	36	USD	4,694	06/16	15
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					101

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended March 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	1	$107
Opened	—	—
Closed	(1)	(107)
Expired	—	—
Outstanding March 31, 2016	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	EUR	4,816	USD	5,349	04/28/16	(135)
Bank of America	USD	249	BRL	946	05/20/16	10
Bank of America	USD	1,011	BRL	4,237	05/20/16	153
Bank of America	USD	2	CZK	60	05/20/16	—
Bank of America	USD	2,386	CZK	57,775	05/20/16	47
Bank of America	USD	8	HUF	2,307	05/20/16	—
Bank of America	USD	99	IDR	1,316,115	05/20/16	1
Bank of America	USD	1,044	IDR	14,366,048	05/20/16	44
Bank of America	USD	2,372	KRW	2,903,015	05/20/16	159

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 39

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	70	MYR	292	05/20/16	5
Bank of America	USD	69	PHP	3,231	05/20/16	1
Bank of America	USD	89	PLN	355	05/20/16	6
Bank of America	USD	2,281	PLN	9,042	05/20/16	141
Bank of America	USD	1,051	RUB	83,883	05/20/16	182
Bank of America	USD	2,377	SGD	3,349	05/20/16	107
Bank of America	USD	63	TRY	192	05/20/16	4
Bank of America	USD	141	TRY	432	05/20/16	10
Bank of America	USD	960	TRY	2,928	05/20/16	66
Bank of America	USD	2,159	TRY	6,589	05/20/16	148
Bank of America	USD	26	TWD	865	05/20/16	1
Bank of America	USD	1,054	ZAR	16,893	05/20/16	80
Bank of America	AUD	2,399	USD	1,803	04/29/16	(35)
Bank of America	BRL	420	USD	111	05/20/16	(5)
Bank of America	BRL	9,534	USD	2,278	05/20/16	(341)
Bank of America	CZK	136	USD	6	05/20/16	—
Bank of America	CZK	25,678	USD	1,061	05/20/16	(21)
Bank of America	GBP	2,000	USD	2,847	04/11/16	(25)
Bank of America	HKD	8,295	USD	1,065	05/20/16	(5)
Bank of America	HUF	296,236	USD	1,059	05/20/16	(14)
Bank of America	IDR	584,940	USD	44	05/20/16	—
Bank of America	IDR	32,323,607	USD	2,348	05/20/16	(98)
Bank of America	KRW	72,246	USD	60	05/20/16	(3)
Bank of America	MYR	9,992	USD	2,366	05/20/16	(212)
Bank of America	PHP	113,816	USD	2,372	05/20/16	(100)
Bank of America	PLN	158	USD	40	05/20/16	(2)
Bank of America	PLN	4,019	USD	1,014	05/20/16	(63)
Bank of America	RUB	10,025	USD	139	05/20/16	(9)
Bank of America	TWD	35,465	USD	1,062	05/20/16	(41)
Barclays	JPY	140,000	USD	1,146	06/10/16	(101)
Barclays	JPY	120,000	USD	1,070	06/27/16	1
Barclays	NOK	4,284	USD	500	04/28/16	(17)
Citigroup	USD	3,517	JPY	397,197	04/28/16	15
Citigroup	AUD	6,946	USD	5,169	04/28/16	(149)
JPMorgan Chase	USD	122	BRL	448	04/14/16	2
JPMorgan Chase	USD	180	BRL	655	04/14/16	1
JPMorgan Chase	USD	1,593	CAD	2,254	04/15/16	142
JPMorgan Chase	USD	3,108	CAD	4,370	07/08/16	257
JPMorgan Chase	USD	1,007	CLP	726,903	04/15/16	77
JPMorgan Chase	USD	840	COP	2,780,679	04/15/16	86
JPMorgan Chase	USD	349	GBP	242	04/15/16	(1)
JPMorgan Chase	USD	639	GBP	441	04/15/16	(5)
JPMorgan Chase	USD	640	GBP	448	04/15/16	3
JPMorgan Chase	USD	876	GBP	620	04/15/16	14
JPMorgan Chase	USD	1,126	IDR	16,090,772	04/15/16	97
JPMorgan Chase	USD	4,642	JPY	520,465	04/15/16	(15)
JPMorgan Chase	USD	212	MXN	3,921	04/15/16	14
JPMorgan Chase	USD	430	MXN	7,677	04/15/16	14
JPMorgan Chase	USD	646	MXN	12,185	04/15/16	59
JPMorgan Chase	USD	4,783	MXN	82,500	06/10/16	(36)
JPMorgan Chase	USD	175	MYR	739	04/15/16	16
JPMorgan Chase	USD	214	MYR	901	04/15/16	18
JPMorgan Chase	USD	2,348	MYR	10,312	04/15/16	312
JPMorgan Chase	USD	134	NOK	1,169	04/15/16	7
JPMorgan Chase	USD	137	NOK	1,202	04/15/16	8
JPMorgan Chase	USD	272	NOK	2,378	04/15/16	16
JPMorgan Chase	USD	317	NOK	2,800	04/15/16	22
JPMorgan Chase	USD	2,819	NOK	25,204	04/15/16	227
JPMorgan Chase	USD	2,225	PEN	7,740	04/15/16	104
JPMorgan Chase	USD	1,251	PLN	5,032	04/15/16	97
JPMorgan Chase	USD	1,462	TRY	4,542	04/15/16	144
JPMorgan Chase	USD	213	ZAR	3,470	04/15/16	21
JPMorgan Chase	USD	1,025	ZAR	17,317	04/15/16	146

See accompanying notes which are an integral part of this quarterly report.

40 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	AUD	9,575	USD	6,788	04/15/16	(549)
JPMorgan Chase	BRL	10,852	USD	2,848	04/14/16	(162)
JPMorgan Chase	CAD	4,370	USD	3,307	07/08/16	(58)
JPMorgan Chase	CHF	3,236	USD	3,248	04/15/16	(119)
JPMorgan Chase	CLP	726,903	USD	989	04/15/16	(96)
JPMorgan Chase	COP	1,369,434	USD	430	04/15/16	(26)
JPMorgan Chase	COP	8,856,586	USD	2,721	04/15/16	(230)
JPMorgan Chase	EUR	2,123	USD	2,408	04/15/16	(8)
JPMorgan Chase	GBP	76	USD	110	04/15/16	1
JPMorgan Chase	GBP	2,498	USD	3,615	04/15/16	27
JPMorgan Chase	IDR	40,768,071	USD	2,842	04/15/16	(257)
JPMorgan Chase	JPY	6,413	USD	57	04/15/16	—
JPMorgan Chase	JPY	39,059	USD	350	04/15/16	3
JPMorgan Chase	JPY	71,152	USD	625	04/15/16	(8)
JPMorgan Chase	JPY	73,361	USD	650	04/15/16	(2)
JPMorgan Chase	JPY	197,158	USD	1,752	04/15/16	—
JPMorgan Chase	MXN	2,347	USD	129	04/15/16	(7)
JPMorgan Chase	MXN	3,197	USD	179	04/15/16	(6)
JPMorgan Chase	MXN	36,404	USD	2,024	04/15/16	(81)
JPMorgan Chase	MXN	38,500	USD	2,156	06/10/16	(59)
JPMorgan Chase	MYR	928	USD	211	04/15/16	(29)
JPMorgan Chase	MYR	929	USD	216	04/15/16	(23)
JPMorgan Chase	MYR	935	USD	212	04/15/16	(29)
JPMorgan Chase	MYR	936	USD	213	04/15/16	(28)
JPMorgan Chase	MYR	2,637	USD	633	04/15/16	(47)
JPMorgan Chase	NOK	11,147	USD	1,301	04/28/16	(46)
JPMorgan Chase	NZD	13,298	USD	8,868	04/15/16	(318)
JPMorgan Chase	PEN	14,291	USD	4,113	04/15/16	(187)
JPMorgan Chase	PHP	70,322	USD	1,477	04/15/16	(52)
JPMorgan Chase	SGD	187	USD	131	04/15/16	(8)
JPMorgan Chase	SGD	201	USD	139	04/15/16	(10)
JPMorgan Chase	SGD	208	USD	145	04/15/16	(9)
JPMorgan Chase	SGD	223	USD	155	04/15/16	(10)
JPMorgan Chase	SGD	249	USD	177	04/15/16	(8)
JPMorgan Chase	SGD	416	USD	291	04/15/16	(18)
JPMorgan Chase	SGD	4,590	USD	3,189	04/15/16	(216)
JPMorgan Chase	THB	54,212	USD	1,484	04/12/16	(57)
JPMorgan Chase	ZAR	4,090	USD	255	04/15/16	(22)
Royal Bank of Canada	USD	1,727	AUD	2,327	04/21/16	55
Royal Bank of Canada	USD	3,919	CAD	5,236	04/21/16	113
Royal Bank of Canada	USD	1,725	NOK	14,823	04/21/16	66
Royal Bank of Canada	USD	1,716	NZD	2,608	04/21/16	85
Royal Bank of Canada	USD	6,007	NZD	9,128	04/21/16	297
Royal Bank of Canada	AUD	5,236	USD	3,886	04/21/16	(125)
Royal Bank of Canada	CAD	8,145	USD	6,096	04/21/16	(176)
Royal Bank of Canada	NOK	33,352	USD	3,882	04/21/16	(148)
Royal Bank of Canada	NOK	51,881	USD	6,039	04/21/16	(230)
Standard Chartered	USD	3,952	JPY	448,841	04/21/16	38
Standard Chartered	USD	6,148	JPY	698,197	04/21/16	59
Standard Chartered	CHF	1,729	USD	1,749	04/21/16	(50)
Standard Chartered	CHF	3,890	USD	3,935	04/21/16	(113)
Standard Chartered	GBP	1,150	CHF	1,608	04/28/16	22
Standard Chartered	GBP	4,273	USD	6,013	04/21/16	(124)
Standard Chartered	NOK	14,708	SEK	14,257	04/28/16	(20)
State Street	USD	2	CZK	51	05/20/16	—
State Street	USD	3,923	EUR	3,543	04/21/16	111
State Street	USD	15	HKD	113	05/20/16	—
State Street	USD	2	HUF	605	05/20/16	—
State Street	USD	30	PLN	118	05/20/16	1
State Street	CZK	114	USD	5	05/20/16	—
State Street	DKK	11,746	USD	1,744	04/21/16	(50)
State Street	EUR	3,161	NOK	29,973	04/28/16	22
State Street	GBP	81	CHF	114	04/28/16	2

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 41

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	NZD	5,221	USD	3,462	04/28/16	(143)
State Street	PLN	264	USD	68	05/20/16	(3)
State Street	SEK	14,665	USD	1,761	04/21/16	(46)
State Street	SGD	93	USD	67	05/20/16	(2)
State Street	TRY	89	USD	30	05/20/16	(1)
State Street	TRY	201	USD	68	05/20/16	(2)
State Street	ZAR	827	USD	51	05/20/16	(4)
UBS	EUR	4,675	GBP	3,665	04/28/16	(60)
UBS	EUR	1,605	SEK	14,841	04/28/16	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,526)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	19,265	04/29/16	175
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	21,293	04/29/16	194
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	23,122	06/30/16	210
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	12,845	06/30/16	117
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	11,166	09/30/16	101
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	17,257	09/30/16	157
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					954

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from -0.08% to 0.19%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Citigroup	USD	850	Three Month LIBOR	2.714%	08/15/42	(113)
Citigroup	USD	685	Three Month LIBOR	3.676%	11/15/43	(237)
JPMorgan Chase	DKK	15,550	Six Month CIBOR	0.943%	05/05/25	(28)
JPMorgan Chase	HKD	17,750	Three Month HIBOR	2.160%	05/14/25	(120)
JPMorgan Chase	CZK	55,600	Six Month PRIBOR	1.280%	06/19/25	(149)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)						(647)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index	Goldman Sachs	USD	5,000	5.000%	06/20/21	127
CDX Investment Grade Index	Goldman Sachs	EUR	37,000	1.000%	06/20/21	578
CDX Investment Grade Index	Goldman Sachs	USD	43,000	(1.000%)	06/20/21	(439)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($303)						266

See accompanying notes which are an integral part of this quarterly report.

42 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$54,352	$850	$55,202
Corporate Bonds and Notes	—	164,690	497	165,187
International Debt	—	43,209	—	43,209
Loan Agreements	—	2,736	—	2,736
Mortgage-Backed Securities	—	197,901	596	198,497
Municipal Bonds	—	5,792	—	5,792
Non-US Bonds	—	34,288	—	34,288
United States Government Agencies	—	3,257	—	3,257
United States Government Treasuries	—	149,480	—	149,480
Common Stocks	—	—	—	—
Preferred Stocks	785	553	—	1,338
Short-Term Investments(a)	—	97,899	—	242,147
Total Investments	785	754,157	1,943	901,133

Other Financial Instruments
Futures Contracts	101	—	—	101
Foreign Currency Exchange Contracts	—	(1,526)	—	(1,526)
Total Return Swap Contracts	—	954	—	954
Interest Rate Swap Contracts	—	(647)	—	(647)
Credit Default Swap Contracts	—	266	—	266
Total Other Financial Instruments*	$101	$(953)	$—	$(852)

*       Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 43

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.7%			Unibail-Rodamco SE(ö)	27,244	7,486
Australia - 5.5%					28,915
BGP Holdings PLC(Å)(Æ)	926,311	—
Dexus Property Group(ö)	864,744	5,247	Germany - 2.9%
Goodman Group(ö)	575,230	2,931	ADO Properties SA(Æ)(Þ)	45,897	1,571
GPT Group (The)(ö)	387,097	1,479	alstria office REIT-AG(Æ)(ö)	153,927	2,213
Investa Office Fund(ö)	104,342	334	Deutsche EuroShop AG	6,468	304
Mirvac Group(ö)	1,765,819	2,612	Deutsche Wohnen AG	203,900	6,339
Scentre Group(ö)	3,166,736	10,750	Icad, Inc.(ö)	38,851	2,970
Shopping Centres Australasia Property			LEG Immobilien AG(Æ)	37,848	3,555
Group(ö)	66,003	116	Vonovia SE	180,956	6,510
Stockland(ö)	751,024	2,456			23,462
Vicinity Centres(Æ)(ö)	4,714,073	11,519
Westfield Corp.(ö)	942,955	7,213	Hong Kong - 8.8%
		44,657	Champion REIT(Æ)(ö)	293,593	150
			Cheung Kong Property Holdings, Ltd.	1,439,000	9,273
Austria - 0.2%			Hang Lung Properties, Ltd. - ADR	218,000	417
Atrium European Real Estate, Ltd.(Æ)	73,489	293	Henderson Land Development Co., Ltd.	664,822	4,086
Buwog AG(Æ)	69,296	1,488	Hongkong Land Holdings, Ltd.	1,609,501	9,637
		1,781	Hysan Development Co., Ltd.	661,000	2,817
			Kerry Properties, Ltd.	159,500	438
Belgium - 0.0%			Link REIT(ö)	1,713,000	10,157
Befimmo(ö)	812	52	New World Development Co., Ltd.(Æ)	1,209,155	1,153
			Sino Land Co., Ltd.	838,000	1,327
Brazil - 0.0%			Sun Hung Kai Properties, Ltd.(Æ)	1,681,125	20,568
BR Properties SA	52,646	129	Swire Properties, Ltd.	1,712,068	4,623

Canada - 2.0%			Wharf Holdings, Ltd. (The)	1,136,000	6,210
Allied Properties Real Estate Investment					70,856

Trust(ö)	172,883	4,654	Ireland - 0.3%
Boardwalk Real Estate Investment			Green REIT PLC(Æ)(ö)	1,145,588	1,841
Trust(Ñ)(ö)	25,325	1,010	Hibernia REIT PLC(ö)	384,794	568
Brookfield Canada Office Properties(ö)	23,680	532			2,409
Canadian Real Estate Investment
Trust(ö)	46,802	1,624	Italy - 0.2%
Chartwell Retirement Residences	51,825	563	Beni Stabili SpA SIIQ(ö)	2,096,130	1,572
Crombie Real Estate Investment Trust(ö)	37,040	401
Dream Office Real Estate Investment			Japan - 11.0%
Trust(ö)	24,923	398	Activia Properties, Inc.(ö)	808	4,188
First Capital Realty, Inc. Class A(Ñ)	118,055	1,875	Advance Residence Investment Corp.(ö)	140	354
H&R Real Estate Investment Trust(ö)	91,810	1,484	Advance Residence Investment Corp.(ö)	34	86
RioCan Real Estate Investment Trust(ö)	84,044	1,721	Aeon Mall Co., Ltd.	122,100	1,804
Smart Real Estate Investment Trust(ö)	56,278	1,471	Daiwa House REIT Investment Corp.(ö)	119	522
		15,733	Daiwa Office Investment Corp.(ö)	55	342
			Frontier Real Estate Investment Corp.(ö)	26	125
China - 0.1%			GLP J-Reit(Æ)(ö)	1,576	1,795
China Overseas Land & Investment, Ltd.	128,000	406	Hulic Co., Ltd.	43,700	416
China Resources Land, Ltd.	66,000	169	Hulic Reit, Inc.(ö)	2,514	4,081
Dalian Wanda Commercial Properties			Industrial & Infrastructure Fund
Co., Ltd. Class H(Þ)	19,900	118	Investment Corp.(Æ)(ö)	15	70
		693	Invincible Investment Corp.(Æ)(ö)	2,561	1,918
			Japan Excellent, Inc.(Æ)(ö)	503	679
Finland - 0.1%			Japan Hotel REIT Investment Corp.(Æ)
Citycon OYJ(Æ)(Ñ)	427,976	1,080	(Ñ)(ö)	1,739	1,529
Sponda OYJ(Æ)(Ñ)	5,708	24	Japan Prime Realty Investment Corp.(ö)	485	1,973
		1,104	Japan Real Estate Investment Corp.
France - 3.6%			(Æ)(ö)	848	4,897
Fonciere Des Regions(ö)	34,564	3,260	Japan Retail Fund Investment Corp.(ö)	1,677	4,021
Gecina SA(ö)	9,072	1,248	Kenedix Office Investment Corp. Class
Klepierre - GDR(ö)	351,988	16,819	A(ö)	166	952
Mercialys SA(ö)	4,389	102	Mitsubishi Estate Co., Ltd.(Æ)	689,000	12,763

See accompanying notes which are an integral part of this quarterly report.

44 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mitsui Fudosan Co., Ltd.(Æ)	846,129	21,038	British Land Co. PLC (The)(ö)	361,309	3,620
Mori Hills REIT Investment Corp. Class			Capital & Counties Properties PLC	69,829	329
A(ö)	252	373	Capital & Regional PLC(ö)	417,988	390
Mori Trust Sogo Reit, Inc.(Æ)(ö)	114	197	Derwent London PLC(ö)	76,749	3,462
Nippon Building Fund, Inc.(ö)	301	1,781	Great Portland Estates PLC(ö)	435,302	4,538
Nippon Prologis REIT, Inc.(ö)	1,504	3,362	Hammerson PLC(ö)	1,044,934	8,651
Nomura Real Estate Master Fund, Inc.			Helical Bar PLC	12,652	70
(Æ)(ö)	4,658	6,943	Intu Properties PLC Class H(ö)	289,647	1,297
NTT Urban Development Corp.(Æ)	6,800	66	Kennedy Wilson Europe Real Estate
Orix JREIT, Inc.(ö)	397	615	PLC	82,860	1,391
Sumitomo Realty & Development Co.,			Land Securities Group PLC(ö)	594,747	9,367
Ltd.(Æ)	175,000	5,103	LondonMetric Property PLC(ö)	661,483	1,505
Tokyo Tatemono Co., Ltd.	244,700	3,047	LXB Retail Properties PLC(Æ)	363,898	502
Tokyu Fudosan Holdings Corp.(Æ)	183,900	1,244	Segro PLC(ö)	439,482	2,582
United Urban Investment Corp.(ö)	1,317	2,127	Shaftesbury PLC(ö)	29,230	381
		88,411	St. Modwen Properties PLC	107,135	465
			UNITE Group PLC (The)	295,580	2,695
Netherlands - 1.4%			Urban & Civic PLC	118,761	435
Eurocommercial Properties NV(Æ)	19,426	907	Workspace Group PLC(ö)	27,911	313
NSI NV(ö)	316,683	1,503			45,491
Wereldhave NV(ö)	151,731	8,481
		10,891	United States - 51.2%
			Acadia Realty Trust(ö)	11,425	401
Norway - 0.1%			Alexandria Real Estate Equities, Inc.(ö)	10,354	941
Entra ASA(Þ)	96,080	903	American Campus Communities, Inc.(ö)	63,465	2,989
Norwegian Property ASA(Æ)	88,880	93	American Homes 4 Rent Class A(ö)	67,462	1,073
		996	Apartment Investment & Management
			Co. Class A(ö)	278,100	11,630
Singapore - 1.8%			AvalonBay Communities, Inc.(ö)	94,636	18,001
Ascendas Real Estate Investment			Boston Properties, Inc.(ö)	106,734	13,564
Trust(Æ)(ö)	1,102,400	1,954	Brandywine Realty Trust(ö)	139,917	1,963
CapitaLand Commercial Trust, Ltd.(Æ)			Brixmor Property Group, Inc.(ö)	303,242	7,769
(ö)	243,400	266	Brookdale Senior Living, Inc. Class
CapitaLand Mall Trust Class A(Æ)(ö)	2,419,600	3,751	A(Æ)	108,380	1,721
CapitaLand, Ltd.	1,293,900	2,945	Camden Property Trust(ö)	68,869	5,792
Global Logistic Properties, Ltd.	2,762,751	3,943	Care Capital Properties, Inc.(Æ)(ö)	72,232	1,939
Mapletree Industrial Trust(Æ)(ö)	1,164,800	1,379	Chesapeake Lodging Trust(ö)	47,362	1,254
UOL Group, Ltd.	98,900	440	Colony Starwood Homes(ö)	24,814	614
		14,678	Corporate Office Properties Trust(ö)	37,279	978

Spain - 0.7%			Cousins Properties, Inc.(ö)	429,144	4,455
Hispania Activos Inmobiliarios SA(Æ)	99,463	1,411	CubeSmart(ö)	16,581	552
Inmobiliaria Colonial SA	1,449,904	1,070	CyrusOne, Inc.(ö)	115,549	5,275
Merlin Properties Socimi SA(Æ)(ö)	285,652	3,312	DCT Industrial Trust, Inc.(ö)	28,090	1,109
		5,793	DDR Corp.(ö)	385,603	6,860
			DiamondRock Hospitality Co.(ö)	219,963	2,226
Sweden - 0.6%			Digital Realty Trust, Inc.(ö)	38,086	3,370
Atrium Ljungberg AB Class B	22,372	387	Douglas Emmett, Inc.(ö)	152,029	4,578
Castellum AB(Æ)	29,901	474	Duke Realty Corp.(ö)	64,274	1,448
Fabege AB(Æ)	82,939	1,396	DuPont Fabros Technology, Inc.(ö)	30,861	1,251
Hufvudstaden AB Class A(Æ)	55,663	882	Education Realty Trust, Inc.(ö)	67,276	2,798
Wihlborgs Fastigheter AB	88,807	1,885	Empire State Realty Trust, Inc. Class
		5,024	A(ö)	170,443	2,988
			Equinix, Inc.(ö)	9,048	2,992
Switzerland - 0.5%			Equity LifeStyle Properties, Inc. Class
Mobimo Holding AG(Æ)	173	42	A(ö)	52,654	3,830
PSP Swiss Property AG(Æ)	18,754	1,804	Equity Residential(ö)	183,626	13,777
Swiss Prime Site AG Class A(Æ)	22,685	1,999	Essex Property Trust, Inc.(ö)	56,688	13,257
		3,845	Extra Space Storage, Inc.(ö)	63,323	5,919
			Federal Realty Investment Trust(ö)	21,031	3,282
United Kingdom - 5.7%			First Industrial Realty Trust, Inc.(ö)	38,841	883
Big Yellow Group PLC(ö)	314,603	3,498

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 45

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Four Corners Property Trust, Inc.(Æ)(ö)	74,578	1,339	Russell U.S. Cash Management Fund	20,541,224	(8)	20,541
General Growth Properties, Inc.(ö)	313,774	9,328	Total Short-Term Investments
HCP, Inc.(ö)	368,111	11,994	(cost $20,541)			20,541
Healthcare Realty Trust, Inc.(ö)	179,001	5,529
Healthcare Trust of America, Inc. Class			Other Securities - 0.5%
A(ö)	86,502	2,545	Russell U.S. Cash Collateral Fund(×)	3,943,520	(8)	3,944
Hilton Worldwide Holdings, Inc.	259,277	5,839	Total Other Securities
Host Hotels & Resorts, Inc.(ö)	680,392	11,362	(cost $3,944)			3,944
Hudson Pacific Properties, Inc.(ö)	199,966	5,783
InfraREIT, Inc.(ö)	54,450	928	Total Investments 99.7%
Kilroy Realty Corp.(ö)	90,767	5,615	(identified cost $692,822)			803,236
Kimco Realty Corp.(ö)	129,874	3,738
La Quinta Holdings, Inc.(Æ)	18,829	235
LaSalle Hotel Properties(ö)	132,508	3,354	Other Assets and Liabilities, Net
Liberty Property Trust(Æ)(ö)	58,489	1,957	- 0.3%			2,150
Macerich Co. (The)(ö)	16,819	1,333	Net Assets - 100.0%			805,386
Mack-Cali Realty Corp.(ö)	57,159	1,343
Mid-America Apartment Communities,
Inc.(ö)	51,813	5,296
National Retail Properties, Inc.(ö)	45,244	2,090
Omega Healthcare Investors, Inc.(ö)	182,597	6,445
Paramount Group, Inc.(ö)	54,969	877
Pebblebrook Hotel Trust(ö)	42,500	1,235
Prologis, Inc.(ö)	201,478	8,901
Public Storage(ö)	72,378	19,965
QTS Realty Trust, Inc. Class A(ö)	90,061	4,267
Ramco-Gershenson Properties Trust(ö)	108,387	1,954
Realty Income Corp.(Ñ)(ö)	66,560	4,160
Regency Centers Corp.(ö)	66,076	4,946
Retail Opportunity Investments Corp.(ö)	153,256	3,083
Rexford Industrial Realty, Inc.(ö)	126,461	2,296
RLJ Lodging Trust(ö)	2,793	64
Senior Housing Properties Trust(ö)	69,304	1,240
Simon Property Group, Inc.(ö)	243,749	50,622
SL Green Realty Corp.(ö)	28,458	2,757
Sovran Self Storage, Inc.(ö)	10,475	1,236
Spirit Realty Capital, Inc.(ö)	275,132	3,095
Starwood Hotels & Resorts Worldwide,
Inc.	523	44
STORE Capital Corp.(ö)	157,327	4,072
Sun Communities, Inc.(ö)	74,402	5,328
Sunstone Hotel Investors, Inc.(ö)	164,188	2,299
Tanger Factory Outlet Centers, Inc.(ö)	146,283	5,323
Taubman Centers, Inc.(ö)	9,321	664
UDR, Inc.(ö)	176,197	6,789
Ventas, Inc.(ö)	53,989	3,399
Vornado Realty Trust(ö)	252,649	23,857
Washington Real Estate Investment
Trust(ö)	33,300	973
Weingarten Realty Investors(ö)	97,592	3,662
Welltower, Inc.(Æ)(ö)	81,060	5,621
WP Glimcher, Inc.(ö)	141,574	1,343
Xenia Hotels & Resorts, Inc.(ö)	41,913	655
		412,259

Total Common Stocks
(cost $668,337)		778,751

Short-Term Investments - 2.5%
United States - 2.5%

See accompanying notes which are an integral part of this quarterly report.

46 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD	926,311	—	—	—
						—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U.S. Real Estate Index Futures	322	USD	9,866	06/16	477
FTSE/EPRA Europe Index Futures	316	EUR	6,712	06/16	106
Hang Seng Index Futures	10	HKD	10,403	04/16	27
iShares MSCI Sing IX Index	16	SGD	510	04/16	—
S&P/TSX 60 Index Futures	4	CAD	630	06/16	(2)
SPI 200 Index Futures	12	AUD	1,520	06/16	(9)
TOPIX Index Futures	18	JPY	242,550	06/16	35
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					634

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	153	AUD	200	06/15/16	—
Bank of America	USD	331	EUR	300	06/15/16	10
Bank of America	USD	682	EUR	600	06/15/16	1
Bank of America	USD	9	GBP	6	04/01/16	—
Bank of America	USD	15	GBP	10	04/01/16	—
Bank of America	USD	44	GBP	30	04/01/16	—
Bank of America	USD	47	GBP	33	04/01/16	—
Bank of America	USD	56	GBP	39	04/01/16	—
Bank of America	USD	220	GBP	153	04/01/16	—
Bank of America	USD	44	GBP	31	04/04/16	—
Bank of America	USD	78	GBP	54	04/04/16	—
Bank of America	USD	176	GBP	122	04/04/16	—
Bank of America	USD	225	HKD	1,742	04/01/16	—
Bank of America	USD	142	HKD	1,104	04/05/16	—
Bank of America	USD	10	JPY	1,169	04/01/16	—
Bank of America	USD	13	JPY	1,529	04/01/16	—
Bank of America	USD	28	JPY	3,209	04/01/16	—
Bank of America	USD	152	JPY	17,104	04/04/16	—
Bank of America	USD	179	JPY	20,156	04/04/16	—
Bank of America	USD	68	JPY	7,697	04/05/16	—
Bank of America	USD	141	JPY	15,887	04/05/16	—
Bank of America	USD	88	JPY	10,000	06/15/16	1
Bank of America	USD	267	JPY	30,000	06/15/16	—
Bank of America	USD	72	SGD	100	06/15/16	2
Bank of America	USD	246	SGD	342	06/15/16	6
Bank of America	AUD	100	USD	75	06/15/16	(1)
Bank of America	JPY	2,856	USD	25	04/05/16	—
Bank of America	JPY	107,716	USD	958	04/05/16	1
Bank of America	JPY	20,000	USD	178	06/15/16	—
BNP Paribas	USD	491	AUD	662	06/15/16	15
BNP Paribas	USD	202	CAD	270	06/15/16	6
BNP Paribas	USD	3,453	EUR	3,120	06/15/16	105
BNP Paribas	USD	945	JPY	106,249	06/15/16	1
Brown Brothers Harriman	AUD	100	USD	75	06/15/16	(2)

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 47

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	EUR	200	USD	221	06/15/16	(7)
HSBC	USD	491	AUD	662	06/15/16	15
HSBC	USD	202	CAD	270	06/15/16	6
HSBC	USD	3,451	EUR	3,120	06/15/16	106
HSBC	USD	945	JPY	106,249	06/15/16	1
Standard Chartered	USD	1,239	HKD	9,622	06/15/16	2
State Street	USD	250	AUD	330	06/15/16	2
State Street	USD	1	CAD	2	04/01/16	—
State Street	USD	115	CAD	150	06/15/16	—
State Street	USD	13	EUR	9	04/01/16	(2)
State Street	USD	1,131	EUR	1,000	06/15/16	10
State Street	USD	3	HKD	20	04/01/16	—
State Street	USD	258	HKD	2,000	06/15/16	—
State Street	USD	23	JPY	2,579	04/01/16	—
State Street	USD	29	JPY	3,321	04/01/16	—
State Street	USD	86	JPY	9,702	04/05/16	—
State Street	USD	539	JPY	60,000	06/15/16	(5)
State Street	USD	4	SGD	6	04/01/16	—
State Street	USD	88	SGD	120	06/15/16	1
State Street	AUD	20	USD	16	04/01/16	—
State Street	BRL	38	USD	10	04/01/16	—
State Street	BRL	66	USD	18	04/04/16	—
State Street	BRL	3	USD	1	04/05/16	—
State Street	HKD	270	USD	35	04/05/16	—
State Street	JPY	8,362	USD	74	04/05/16	—
UBS	AUD	100	USD	74	06/15/16	(2)
UBS	EUR	200	USD	224	06/15/16	(4)
UBS	JPY	10,000	USD	89	06/15/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						268

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$44,657		$—	$44,657
Austria	—	1,781		—	1,781
Belgium	—	52		—	52
Brazil	129	—		—	129
Canada	15,733	—		—	15,733
China	—	693		—	693
Finland	—	1,104		—	1,104
France	4,327	24,588		—	28,915
Germany	—	23,462		—	23,462
Hong Kong	—	70,856		—	70,856
Ireland	—	2,409		—	2,409
Italy	—	1,572		—	1,572
Japan	86	88,325		—	88,411
Netherlands	—	10,891		—	10,891
Norway	—	996		—	996
Singapore	—	14,678		—	14,678
Spain	—	5,793		—	5,793
Sweden	—	5,024		—	5,024
Switzerland	—	3,845		—	3,845
United Kingdom	—	45,491		—	45,491
United States	412,259	—		—	412,259
Short-Term Investments(a)	—	—		—	20,541

See accompanying notes which are an integral part of this quarterly report.

48 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Other Securities(a)	—	—		—	3,944
Total Investments	432,534	346,217		—	803,236

Other Financial Instruments
Futures Contracts	634	—		—	634
Foreign Currency Exchange Contracts	(2)	270		—	268
Total Other Financial Instruments*	$632	$270		$—	$902

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 49

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2016 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ß) Illiquid security.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

50 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS – Ghanaian cedi	PHP - Philippine peso

Notes to Schedules of Investments 51

Russell Investment Funds

Notes to Quarterly Report — March 31, 2016 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value ("NAV") to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report.
Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company ("RFSC").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Presentation of Portfolio Holdings.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

52 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market), are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary
Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level
2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index

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Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market; a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity, Aggressive Equity, Non-U.S. and Core Bond Funds had no transfers between Levels 1, 2, and 3 for the period ended March 31, 2016.

At the beginning of the period, the Global Real Estate Securities Fund had transfers out of Level 2 into Level 1 representing financial instruments for which approved vendor sources became available. As of March 31, 2016, the amount transferred from
Level 2 to Level 1 was $214,896.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising

54 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The
Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements,
Notes to Quarterly Report 55

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Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended March 31, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Return enhancement, hedging, exposing cash to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

As of March 31, 2016, the Funds had no cash collateral balances in connection with forward contracts purchased (sold).

The Funds' period end foreign currency exchange contracts, as presented in the tales following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2016.

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the

56 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended March 31, 2016, the Core Bond Fund purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Return enhancement and hedging

The Core Bond Fund's period end options contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of its derivative activity during the period ended March 31, 2016.

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Return enhancement, hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

As of March 31, 2016, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
Multi-Style Equity Fund	$1,320,000
Aggressive Equity Fund	$645,001
Non-U.S. Fund	$5,800,000
Core Bond Fund	$2,741,000
Global Real Estate Securities Fund	$1,770,000

The Funds' period end futures contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2016.

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges

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Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of March 31, 2016, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$2,240,743	$740,000

Credit Default Swaps
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Fund may use credit
58 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

Notes to Quarterly Report 59

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Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

For the period ended March 31, 2016, the Core Bond Fund entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Return enhancement, hedging and exposing cash to markets

The Core Bond Fund's period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of its derivative activity during the period ended March 31, 2016.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements. Certain standardized swaps, including interest rate swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended March 31, 2016, the Core Bond Fund entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Return enhancement, hedging and exposing cash to markets

The Core Bond Fund's period end interest rate swap contracts, as presented in the tales following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2016.

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Exposing cash to markets

The Core Bond Fund's period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of its derivative activity during the period ended March 31, 2016.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended March 31, 2016, none of the Funds entered into currency swaps.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements,

60 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity.

Loan Agreements
The Core Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of March 31, 2016, the Core Bond Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure

Notes to Quarterly Report 61

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Core Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid

62 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Notes to Quarterly Report 63

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Core Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of March 31, 2016, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The

64 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of March 31,
2016, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown
Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by Russell Investment
Management Company (“RIMCo”). The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of
non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RFSC is the Funds' administrator and transfer agent. RFSC, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RFSC, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of London Stock Exchange Group plc ("LSEG")).

RIMCo has advised the Funds that, on October 8, 2015, Emerald Acquisition Limited, a company incorporated under the laws of England and Wales (“Buyer”), entered into an agreement with FRC and LSEG through which Buyer will acquire FRC’s asset management business (“Russell Investments”), including RIMCo, from LSEG (the “Transaction”). Buyer is a newly formed acquisition vehicle through which private equity funds affiliated with TA Associates will acquire a majority ownership interest and private equity funds affiliated with Reverence Capital Partners (“RCP”) will acquire a significant minority ownership interest in
Russell Investments. RIMCo expects that the Transaction will be consummated in the first half of 2016, subject to regulatory and other approvals and confirmations, and other conditions being satisfied.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of March 31, 2016, the Funds had invested $209,978,090 in the Russell U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program in the amount of $25,815,717 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIMCo.
5. Federal Income Taxes
At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Notes to Quarterly Report 65

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

	Multi-Style Equity	Aggressive Equity			Global Real Estate
	Fund	Fund	Non-U.S. Fund	Core Bond Fund	Securities Fund
Cost of Investments	$398,322,067	$222,287,728	$328,255,949	$900,061,520	$715,861,498
Unrealized Appreciation	$56,463,561	$15,938,816	$47,514,935	$7,948,629	$103,378,033
Unrealized Depreciation	(11,413,777)	(9,066,276)	(28,850,593)	(6,876,900)	(16,002,966)
Net Unrealized Appreciation (Depreciation)	$45,049,784	$6,872,540	$18,664,342	$1,071,729	$87,375,067

6. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.
7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten Russell Investment Company funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global
Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-
Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate
Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the
District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo and RFSC are defending the actions.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

On April 1, 2016, the Board declared dividends payable from net investment income. Dividends were paid on April 5, 2016, to shareholders of record on April 4, 2016.

66 Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the
Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your
Insurance Company for further details.

Shareholder Requests for Additional Information 67

Russell Investments

2016 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

MARCH 31, 2016

FUND

Russell Investment
Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Russell Investment Funds

LifePoints® Funds
Variable Target Portfolio Series

Quarterly Report

March 31, 2016 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.1%
Alternative - 5.5%
RIC Russell Commodity Strategies Fund Class Y		419,383		2,181
RIC Russell Global Infrastructure Fund Class Y		241,535		2,746
RIF Global Real Estate Securities Fund		71,776		1,099
				6,026

Domestic Equities - 15.5%
RIC Russell U.S. Defensive Equity Fund Class Y		90,433		4,390
RIC Russell U.S. Dynamic Equity Fund Class Y		353,013		3,294
RIF Aggressive Equity Fund		341,431		4,398
RIF Multi-Style Equity Fund		302,856		4,939
				17,021

Fixed Income - 61.1%
RIC Russell Global Opportunistic Credit Fund Class Y		1,979,362		18,131
RIC Russell Investment Grade Bond Fund Class Y		623,280		13,731
RIF Core Bond Fund		3,315,975		35,149
				67,011

International Equities - 16.0%
RIC Russell Emerging Markets Fund Class Y		293,815		4,395
RIC Russell Global Equity Fund Class Y		668,547		6,585
RIF Non-U.S. Fund		606,087		6,570
				17,550

Total Investments in Russell Affiliated Mutual Funds
(cost $101,632)				107,608

Options Purchased - 0.0%
(Number of Contracts)
Euro STOXX 50 Index
Apr 2016 3,092.47 Call (642)	EUR	1,985	(ÿ)	5
Total Options Purchased
(cost $83)				5

Short-Term Investments - 1.3%
Russell U.S. Cash Management Fund		1,437,976	(8)	1,438
Total Short-Term Investments
(cost $1,438)				1,438

Total Investments 99.4%
(identified cost $103,153)				109,051

Other Assets and Liabilities, Net - 0.6%				697
Net Assets - 100.0%				109,748

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Index Futures	5	EUR	219	04/16	(5)
Euro STOXX 50 Index Futures	5	EUR	147	06/16	(4)
IBEX 35 Index Futures	1	EUR	87	04/16	(4)
OMXS30 Index Futures	4	SEK	538	04/16	(2)
Russell 1000 Mini Index Futures	1	USD	113	06/16	2
S&P Mid 400 E-Mini Index Futures	1	USD	144	06/16	7
S&P 500 E-Mini Index Futures	15	USD	1,539	06/16	32
TOPIX Index Futures	1	JPY	13,475	06/16	3
Short Positions
FTSE 100 Index Futures	8	GBP	489	06/16	(5)
MSCI EAFE Mini Index Futures	7	USD	569	06/16	(6)
MSCI Emerging Markets Mini Index Futures	5	USD	209	06/16	(11)
Russell 1000 Mini Index Futures	1	USD	113	06/16	(4)
S&P Mid 400 E-Mini Index Futures	1	USD	144	06/16	(6)
S&P/TSX 60 Index Futures	2	CAD	315	06/16	1
S&P 500 E-Mini Index Futures	5	USD	513	06/16	(18)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(20)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Call	642	3,479.03	EUR	2,234	04/08/16	—
Euro STOXX 50 Index	Put	642	2,880.24	EUR	1,849	04/08/16	(5)
Total Liability for Options Written (premiums received $83)							(5)

Transactions in options written contracts for the period ended March 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	1,284	83
Closed	—	—
Expired	—	—
Outstanding March 31, 2016	1,284	$83

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	5	AUD	7	04/07/16	—
Bank of America	USD	13	CHF	13	04/07/16	—
Bank of America	USD	26	EUR	24	04/07/16	2
Bank of America	USD	10	GBP	7	04/07/16	—
Bank of America	USD	63	JPY	7,152	04/07/16	1
Bank of America	CAD	2	USD	1	04/07/16	—
Bank of America	HKD	11	USD	1	04/07/16	—
Bank of America	SEK	19	USD	2	04/07/16	—
Bank of America	SGD	2	USD	1	04/07/16	—
State Street	USD	202	AUD	263	04/07/16	(1)
State Street	USD	193	AUD	260	06/15/16	6
State Street	USD	262	CAD	339	04/07/16	(1)
State Street	USD	508	CAD	680	06/15/16	16
State Street	USD	281	CHF	270	04/07/16	(1)
State Street	USD	1,025	EUR	900	04/07/16	(1)

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	565	GBP	392	04/07/16	(2)
State Street	USD	78	HKD	602	04/07/16	—
State Street	USD	625	JPY	70,168	04/07/16	(2)
State Street	USD	825	JPY	92,740	06/15/16	1
State Street	USD	108	SEK	876	04/07/16	—
State Street	USD	38	SGD	51	04/07/16	—
State Street	AUD	270	USD	192	04/07/16	(14)
State Street	AUD	263	USD	202	05/10/16	1
State Street	CAD	337	USD	249	04/07/16	(11)
State Street	CAD	339	USD	262	05/10/16	1
State Street	CHF	283	USD	283	04/07/16	(11)
State Street	CHF	270	USD	282	05/10/16	—
State Street	EUR	924	USD	1,007	04/07/16	(45)
State Street	EUR	900	USD	1,026	05/10/16	1
State Street	EUR	460	USD	509	06/15/16	(16)
State Street	GBP	399	USD	553	04/07/16	(21)
State Street	GBP	392	USD	565	05/10/16	2
State Street	GBP	70	USD	99	06/15/16	(1)
State Street	HKD	591	USD	76	04/07/16	—
State Street	HKD	602	USD	78	05/10/16	—
State Street	JPY	77,320	USD	685	04/07/16	(2)
State Street	JPY	70,168	USD	626	05/10/16	2
State Street	SEK	857	USD	100	04/07/16	(5)
State Street	SEK	876	USD	108	05/10/16	—
State Street	SGD	49	USD	35	04/07/16	(2)
State Street	SGD	51	USD	38	05/10/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(103)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America	USD	1,083	09/02/16	(73)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(73)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.050%

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index	Barclays	USD	3,700	(1.000%)	06/20/21	319
CDX Investment Grade Index	Goldman Sachs	USD	5,300	5.000%	06/20/21	135
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($397)						454

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$107,608	$—		$—	$107,608
Options Purchased	—	5		—	5
Short-Term Investments(a)	—	—		—	1,438
Total Investments	107,608	5		—	109,051

Other Financial Instruments
Futures Contracts	(20)	—		—	(20)
Options Written	—	(5)		—	(5)
Foreign Currency Exchange Contracts	(8)	(95)		—	(103)
Total Return Swap Contracts	—	(73)		—	(73)
Credit Default Swap Contracts	—	454		—	454
Total Other Financial Instruments*	$(28)	$281		$—	$253

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.0%
Alternative - 7.2%
RIC Russell Commodity Strategies Fund Class Y		1,225,932		6,375
RIC Russell Global Infrastructure Fund Class Y		1,007,027		11,450
RIF Global Real Estate Securities Fund		186,880		2,861
				20,686

Domestic Equities - 27.8%
RIC Russell U.S. Defensive Equity Fund Class Y		411,261		19,963
RIC Russell U.S. Dynamic Equity Fund Class Y		2,143,384		19,998
RIF Aggressive Equity Fund		1,332,646		17,164
RIF Multi-Style Equity Fund		1,355,813		22,113
				79,238

Fixed Income - 37.1%
RIC Russell Global Opportunistic Credit Fund Class Y		3,125,266		28,628
RIF Core Bond Fund		7,295,872		77,336
				105,964

International Equities - 25.9%
RIC Russell Emerging Markets Fund Class Y		1,146,927		17,158
RIC Russell Global Equity Fund Class Y		2,893,501		28,501
RIF Non-U.S. Fund		2,616,843		28,367
				74,026

Total Investments in Russell Affiliated Mutual Funds
(cost $257,620)				279,914

Options Purchased - 0.0%
(Number of Contracts)
Euro STOXX 50 Index
Apr 2016 3,092.47 Call (1,698)	EUR	5,251	(ÿ)	14
Total Options Purchased
(cost $219)				14

Short-Term Investments - 1.1%
Russell U.S. Cash Management Fund		3,303,391	(8)	3,303
Total Short-Term Investments
(cost $3,303)				3,303

Total Investments 99.1%
(identified cost $261,142)				283,231

Other Assets and Liabilities, Net - 0.9%				2,493
Net Assets - 100.0%				285,724

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	5	EUR	440	04/16	(1)
CAC40 Index Futures	27	EUR	1,184	04/16	(25)
DAX Index Futures	5	EUR	1,250	06/16	5
Euro STOXX Index 50 Futures	24	EUR	703	06/16	(18)
FTSE/MIB Index Futures	3	EUR	265	06/16	(11)
IBEX 35 Index Futures	5	EUR	434	04/16	(17)
OMXS30 Index Futures	19	SEK	2,555	04/16	(7)
Russell 1000 Mini Index Futures	3	USD	340	06/16	8
S&P Mid 400 E-Mini Index Futures	5	USD	721	06/16	31
S&P500 E-Mini Index Futures	51	USD	5,231	06/16	108
TOPIX Index Futures	2	JPY	26,950	06/16	5
Short Positions
FTSE 100 Index Futures	38	GBP	2,323	06/16	(25)
MSCI EAFE Mini Index Futures	37	USD	3,007	06/16	(35)
MSCI Emerging Markets Mini Index Futures	24	USD	1,001	06/16	(51)
Russell 1000 Mini Index Futures	1	USD	113	06/16	(4)
S&P Mid 400 E-Mini Index Futures	2	USD	288	06/16	(13)
S&P/TSX 60 Index Futures	12	CAD	1,889	06/16	5
S&P500 E-Mini Index Futures	20	USD	2,051	06/16	(72)
SPI 200 Index Futures	9	AUD	1,140	06/16	5
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(112)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Call	1,698	3,479.03	EUR	5,907	04/08/16	—
Euro STOXX 50 Index	Put	1,698	2,880.24	EUR	4,891	04/08/16	(14)
Total Liability for Options Written (premiums received $219)							(14)

Transactions in options written contracts for the period ended March 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	3,396	219
Closed	—	—
Expired	—	—
Outstanding March 31, 2016	3,396	$219

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	24	AUD	33	04/07/16	2
Bank of America	USD	62	CHF	62	04/07/16	2
Bank of America	USD	117	EUR	108	04/07/16	6
Bank of America	USD	43	GBP	31	04/07/16	1
Bank of America	USD	287	JPY	32,546	04/07/16	2
Bank of America	CAD	10	USD	7	04/07/16	—
Bank of America	HKD	53	USD	7	04/07/16	—
Bank of America	SEK	89	USD	10	04/07/16	(1)
Bank of America	SGD	8	USD	6	04/07/16	—
Bank of Montreal	USD	460	AUD	599	04/07/16	(1)
Bank of Montreal	USD	596	CAD	772	04/07/16	(2)

See accompanying notes which are an integral part of this quarterly report.

8 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	640	CHF	615	04/07/16	(1)
Bank of Montreal	USD	2,335	EUR	2,051	04/07/16	(1)
Bank of Montreal	USD	1,284	GBP	894	04/07/16	(1)
Bank of Montreal	USD	177	HKD	1,372	04/07/16	—
Bank of Montreal	USD	1,423	JPY	159,829	04/07/16	(2)
Bank of Montreal	USD	246	SEK	1,997	04/07/16	—
Bank of Montreal	USD	86	SGD	116	04/07/16	—
Bank of Montreal	AUD	599	USD	460	05/10/16	1
Bank of Montreal	CAD	772	USD	596	05/10/16	2
Bank of Montreal	CHF	615	USD	641	05/10/16	1
Bank of Montreal	EUR	2,051	USD	2,337	05/10/16	1
Bank of Montreal	GBP	894	USD	1,284	05/10/16	1
Bank of Montreal	HKD	1,372	USD	177	05/10/16	—
Bank of Montreal	JPY	159,829	USD	1,424	05/10/16	2
Bank of Montreal	SEK	1,997	USD	247	05/10/16	—
Bank of Montreal	SGD	116	USD	86	05/10/16	—
BNP Paribas	USD	461	AUD	599	04/07/16	(2)
BNP Paribas	USD	597	CAD	772	04/07/16	(3)
BNP Paribas	USD	640	CHF	615	04/07/16	(1)
BNP Paribas	USD	2,335	EUR	2,051	04/07/16	(1)
BNP Paribas	USD	1,288	GBP	894	04/07/16	(5)
BNP Paribas	USD	177	HKD	1,372	04/07/16	—
BNP Paribas	USD	1,424	JPY	159,829	04/07/16	(4)
BNP Paribas	USD	246	SEK	1,997	04/07/16	—
BNP Paribas	USD	86	SGD	116	04/07/16	—
BNP Paribas	AUD	599	USD	461	05/10/16	2
BNP Paribas	CAD	772	USD	597	05/10/16	3
BNP Paribas	CHF	615	USD	641	05/10/16	1
BNP Paribas	EUR	2,051	USD	2,337	05/10/16	1
BNP Paribas	GBP	894	USD	1,288	05/10/16	5
BNP Paribas	HKD	1,372	USD	177	05/10/16	—
BNP Paribas	JPY	159,829	USD	1,425	05/10/16	4
BNP Paribas	SEK	1,997	USD	246	05/10/16	—
BNP Paribas	SGD	116	USD	86	05/10/16	—
HSBC	AUD	616	USD	439	04/07/16	(33)
HSBC	CAD	767	USD	565	04/07/16	(25)
HSBC	CHF	646	USD	645	04/07/16	(26)
HSBC	EUR	2,105	USD	2,294	04/07/16	(102)
HSBC	GBP	909	USD	1,258	04/07/16	(47)
HSBC	HKD	1,346	USD	173	04/07/16	—
HSBC	JPY	176,102	USD	1,558	04/07/16	(6)
HSBC	SEK	1,952	USD	228	04/07/16	(12)
HSBC	SGD	112	USD	79	04/07/16	(4)
Standard Chartered	AUD	616	USD	439	04/07/16	(33)
Standard Chartered	CAD	767	USD	565	04/07/16	(25)
Standard Chartered	CHF	646	USD	645	04/07/16	(26)
Standard Chartered	EUR	2,105	USD	2,294	04/07/16	(101)
Standard Chartered	GBP	909	USD	1,258	04/07/16	(47)
Standard Chartered	HKD	1,346	USD	173	04/07/16	—
Standard Chartered	JPY	176,102	USD	1,559	04/07/16	(6)
Standard Chartered	SEK	1,952	USD	228	04/07/16	(12)
Standard Chartered	SGD	112	USD	79	04/07/16	(4)
State Street	USD	178	AUD	240	06/15/16	6
State Street	USD	1,711	CAD	2,290	06/15/16	53
State Street	USD	3,779	JPY	425,000	06/15/16	5
State Street	EUR	3,290	USD	3,641	06/15/16	(112)
State Street	GBP	430	USD	610	06/15/16	(8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(553)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 9

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Investments in Russell Affiliated Mutual Funds	$279,914	$—	$—	$279,914
Options Purchased	—	14	—	14
Short-Term Investments(a)	—	—	—	3,303
Total Investments	279,914	14	—	283,231

Other Financial Instruments
Futures Contracts	(112)	—	—	(112)
Options Written	—	(14)	—	(14)
Foreign Currency Exchange Contracts	—	(553)	—	(553)
Total Other Financial Instruments*	$(112)	$(567)	$—	$(679)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

10 Balanced Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.2%
Alternative - 11.1%
RIC Russell Commodity Strategies Fund Class Y		1,125,278		5,851
RIC Russell Global Infrastructure Fund Class Y		884,373		10,055
RIF Global Real Estate Securities Fund		394,025		6,033
				21,939

Domestic Equities - 36.1%
RIC Russell U.S. Defensive Equity Fund Class Y		328,755		15,958
RIC Russell U.S. Dynamic Equity Fund Class Y		1,707,838		15,934
RIF Aggressive Equity Fund		1,401,169		18,047
RIF Multi-Style Equity Fund		1,344,331		21,926
				71,865

Fixed Income - 16.9%
RIC Russell Global Opportunistic Credit Fund Class Y		1,088,066		9,967
RIF Core Bond Fund		2,232,495		23,664
				33,631

International Equities - 34.1%
RIC Russell Emerging Markets Fund Class Y		1,212,964		18,146
RIC Russell Global Equity Fund Class Y		2,426,930		23,905
RIF Non-U.S. Fund		2,376,522		25,762
				67,813

Total Investments in Russell Affiliated Mutual Funds
(cost $183,829)				195,248

Options Purchased - 0.0%
(Number of Contracts)
Euro STOXX 50 Index
Apr 2016 3,092.47 Call (1,152)	EUR	3,563	(ÿ)	9
Total Options Purchased
(cost $148)				9

Short-Term Investments - 1.5%
Russell U.S. Cash Management Fund		3,043,606	(8)	3,044
Total Short-Term Investments
(cost $3,044)				3,044

Total Investments 99.7%
(identified cost $187,021)				198,301

Other Assets and Liabilities, Net - 0.3%				646
Net Assets - 100.0%				198,947

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 11

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	2	EUR	176	04/16	—
CAC40 Index Futures	7	EUR	307	04/16	(7)
DAX Index Futures	1	EUR	250	06/16	1
Euro STOXX 50 Index Futures	6	EUR	176	06/16	(5)
FTSE/MIB Index Futures	1	EUR	88	06/16	(4)
IBEX 35 Index Futures	1	EUR	87	04/16	(3)
OMXS30 Index Futures	5	SEK	672	04/16	(2)
Russell 1000 Mini Index Futures	5	USD	567	06/16	13
Russell 2000 Mini Index Futures	4	USD	444	06/16	16
S&P 500 E-Mini Index Futures	59	USD	6,052	06/16	125
S&P Mid 400 E-Mini Index Futures	9	USD	1,297	06/16	57
TOPIX Index Futures	11	JPY	148,225	06/16	30
Short Positions
FTSE 100 Index Futures	21	GBP	1,284	06/16	(14)
MSCI EAFE Mini Index Futures	3	USD	244	06/16	(3)
MSCI Emerging Markets Mini Index Futures	6	USD	250	06/16	(13)
S&P/TSX 60 Index Futures	5	CAD	787	06/16	2
SPI 200 Index Futures	4	AUD	506	06/16	2
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					195

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Call	1,152	3,479.03	EUR	4,008	04/08/16	—
Euro STOXX 50 Index	Put	1,152	2,880.24	EUR	3,318	04/08/16	(9)
Total Liability for Options Written (premiums received $148)							(9)

Transactions in options written contracts for the period ended March 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	2,304	148
Closed	—	—
Expired	—	—
Outstanding March 31, 2016	2,304	$148

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	15	AUD	21	04/07/16	1
Bank of America	USD	39	CHF	39	04/07/16	1
Bank of America	USD	73	EUR	67	04/07/16	2
Bank of America	USD	25	GBP	18	04/07/16	1
Bank of America	USD	185	JPY	20,992	04/07/16	2
Bank of America	CAD	8	USD	6	04/07/16	—
Bank of America	HKD	37	USD	5	04/07/16	—
Bank of America	SEK	61	USD	7	04/07/16	—
Bank of America	SGD	5	USD	4	04/07/16	—
State Street	USD	604	AUD	785	04/07/16	(3)
State Street	USD	289	AUD	390	06/15/16	9
State Street	USD	782	CAD	1,011	04/07/16	(4)
State Street	USD	1,867	CAD	2,500	06/15/16	58

See accompanying notes which are an integral part of this quarterly report.

12 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	839	CHF	805	04/07/16	(2)
State Street	USD	3,061	EUR	2,687	04/07/16	(4)
State Street	USD	1,688	GBP	1,171	04/07/16	(6)
State Street	USD	232	HKD	1,798	04/07/16	—
State Street	USD	1,866	JPY	209,461	04/07/16	(5)
State Street	USD	3,795	JPY	426,790	06/15/16	5
State Street	USD	323	SEK	2,616	04/07/16	(1)
State Street	USD	113	SGD	151	04/07/16	(1)
State Street	AUD	806	USD	575	04/07/16	(43)
State Street	AUD	785	USD	604	05/10/16	3
State Street	CAD	1,003	USD	740	04/07/16	(32)
State Street	CAD	1,011	USD	782	05/10/16	4
State Street	CHF	844	USD	844	04/07/16	(34)
State Street	CHF	805	USD	840	05/10/16	1
State Street	EUR	2,754	USD	3,002	04/07/16	(132)
State Street	EUR	2,687	USD	3,065	05/10/16	4
State Street	EUR	2,300	USD	2,545	06/15/16	(78)
State Street	GBP	1,189	USD	1,647	04/07/16	(61)
State Street	GBP	1,171	USD	1,688	05/10/16	6
State Street	GBP	40	USD	57	06/15/16	(1)
State Street	HKD	1,761	USD	227	04/07/16	—
State Street	HKD	1,798	USD	232	05/10/16	—
State Street	JPY	230,453	USD	2,041	04/07/16	(7)
State Street	JPY	209,461	USD	1,868	05/10/16	5
State Street	SEK	2,555	USD	299	04/07/16	(16)
State Street	SEK	2,616	USD	323	05/10/16	1
State Street	SGD	146	USD	104	04/07/16	(5)
State Street	SGD	151	USD	113	05/10/16	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(331)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America	USD	6,499	09/02/16	(436)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(436)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.050%.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$195,248	$—		$—	$195,248
Options Purchased	—	9		—	9
Short-Term Investments(a)	—	—		—	3,044
Total Investments	195,248	9		—	198,301

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 13

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total

Other Financial Instruments
Futures Contracts	138	57		—	195
Options Written	—	(9)		—	(9)
Foreign Currency Exchange Contracts	(24)	(307)		—	(331)
Total Return Swap Contracts	—	(436)		—	(436)
Total Other Financial Instruments*	$114	$(695)		$—	$(581)

*       Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

14 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.2%
Alternative - 11.0%
RIC Russell Commodity Strategies Fund Class Y		267,028		1,388
RIC Russell Global Infrastructure Fund Class Y		211,009		2,399
RIF Global Real Estate Securities Fund		94,538		1,447
				5,234

Domestic Equities - 39.1%
RIC Russell U.S. Defensive Equity Fund Class Y		87,528		4,249
RIC Russell U.S. Dynamic Equity Fund Class Y		458,430		4,277
RIF Aggressive Equity Fund		410,154		5,283
RIF Multi-Style Equity Fund		290,419		4,737
				18,546

Fixed Income - 8.9%
RIC Russell Global Opportunistic Credit Fund Class Y		462,853		4,240

International Equities - 39.2%
RIC Russell Emerging Markets Fund Class Y		357,680		5,351
RIC Russell Global Equity Fund Class Y		723,202		7,123
RIF Non-U.S. Fund		567,988		6,157
				18,631

Total Investments in Russell Affiliated Mutual Funds
(cost $42,169)				46,651

Options Purchased - 0.0%
(Number of Contracts)
Euro STOXX 50 Index
Apr 2016 3,092.47 Call (303)	EUR	937	(ÿ)	3
Total Options Purchased
(cost $39)				3

Short-Term Investments - 1.6%
Russell U.S. Cash Management Fund		750,678	(8)	751
Total Short-Term Investments
(cost $751)				751

Total Investments 99.8%
(identified cost $42,959)				47,405

Other Assets and Liabilities, Net - 0.2%				86
Net Assets - 100.0%				47,491

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 15

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	1	EUR	88	04/16	—
CAC40 Index Futures	1	EUR	44	04/16	(1)
Euro STOXX 50 Index Futures	1	EUR	29	06/16	(1)
Russell 1000 Mini Index Futures	1	USD	114	06/16	3
Russell 2000 Mini Index Futures	1	USD	111	06/16	3
S&P 500 E-Mini Index Futures	12	USD	1,231	06/16	25
S&P Mid 400 E-Mini Index Futures	1	USD	144	06/16	7
TOPIX Index Futures	4	JPY	53,900	06/16	11
Short Positions
FTSE 100 Index Futures	5	GBP	306	06/16	(3)
MSCI EAFE Mini Index Futures	2	USD	163	06/16	(2)
MSCI Emerging Markets Mini Index Futures	2	USD	83	06/16	(5)
S&P/TSX 60 Index Futures	1	CAD	157	06/16	—
SPI 200 Index Futures	1	AUD	127	06/16	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					38

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Call	303	3,479.03	EUR	1,054	04/08/16	—
Euro STOXX 50 Index	Put	303	2,880.24	EUR	873	04/08/16	(2)
Total Liability for Options Written (premiums received $39)							(2)

Transactions in options written contracts for the period ended March 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	606	39
Closed	—	—
Expired	—	—
Outstanding March 31, 2016	606	$39

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	5	AUD	7	04/07/16	—
Bank of America	USD	12	CHF	12	04/07/16	—
Bank of America	USD	14	EUR	13	04/07/16	2
Bank of America	USD	10	GBP	7	04/07/16	—
Bank of America	USD	52	JPY	5,931	04/07/16	—
Bank of America	HKD	6	USD	1	04/07/16	—
Bank of America	SEK	11	USD	1	04/07/16	—
Bank of America	SGD	1	USD	1	04/07/16	—
State Street	USD	157	AUD	204	04/07/16	(1)
State Street	USD	111	AUD	150	06/15/16	4
State Street	USD	203	CAD	263	04/07/16	(1)
State Street	USD	508	CAD	680	06/15/16	16
State Street	USD	219	CHF	210	04/07/16	—
State Street	USD	798	EUR	700	04/07/16	(1)
State Street	USD	440	GBP	305	04/07/16	(1)
State Street	USD	57	GBP	40	06/15/16	1
State Street	USD	60	HKD	468	04/07/16	—

See accompanying notes which are an integral part of this quarterly report.

16 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	486	JPY	54,551	04/07/16	(1)
State Street	USD	1,116	JPY	125,480	06/15/16	1
State Street	USD	84	SEK	681	04/07/16	—
State Street	USD	29	SGD	39	04/07/16	—
State Street	AUD	211	USD	150	04/07/16	(11)
State Street	AUD	204	USD	157	05/10/16	1
State Street	CAD	263	USD	194	04/07/16	(9)
State Street	CAD	263	USD	203	05/10/16	1
State Street	CHF	222	USD	222	04/07/16	(9)
State Street	CHF	210	USD	219	05/10/16	—
State Street	EUR	713	USD	777	04/07/16	(35)
State Street	EUR	700	USD	798	05/10/16	1
State Street	EUR	530	USD	586	06/15/16	(18)
State Street	GBP	312	USD	432	04/07/16	(16)
State Street	GBP	305	USD	440	05/10/16	1
State Street	HKD	462	USD	59	04/07/16	—
State Street	HKD	468	USD	60	05/10/16	—
State Street	JPY	60,482	USD	536	04/07/16	(2)
State Street	JPY	54,551	USD	486	05/10/16	1
State Street	SEK	670	USD	78	04/07/16	(4)
State Street	SEK	681	USD	84	05/10/16	—
State Street	SGD	38	USD	27	04/07/16	(1)
State Street	SGD	39	USD	29	05/10/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(81)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America	USD	1,517	09/02/16	(102)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(102)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR plus a fee of 0.050%.

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 17

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$46,651	$—		$—	$46,651
Options Purchased	—	3		—	3
Short-Term Investments(a)	—	—		—	751
Total Investments	46,651	3		—	47,405

Other Financial Instruments
Futures Contracts	38	—		—	38
Options Written	—	(2)		—	(2)
Foreign Currency Exchange Contracts	(6)	(75)		—	(81)
Total Return Swap Contracts	—	(102)		—	(102)
Total Other Financial Instruments*	$32	$(179)		$—	$(147)

*       Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2016, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

18 Equity Growth Strategy Fund

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments — March 31, 2016 (Unaudited)

Footnotes:
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units.
(ÿ) Notional Amounts in thousands.
Abbreviations:
BUBOR – Budapest Interbank Offered Rate
CIBOR – Copenhagen Interbank Offered Rate
EURIBOR - Euro Interbank Offered Bank
HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR – London Interbank Offered Rate
NIBOR – Norwegian Interbank Offered Rate
MIBOR – Mumbai Interbank Offered Rate
PRIBOR – Prague Interbank Offered Rate
SIBOR – Singapore Interbank Offered Rate

Notes to Schedule of Investments 19

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments, continued — March 31, 2016 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PLN - Polish zloty
AUD - Australian dollar	IDR - Indonesian rupiah	RUB - Russian ruble
BRL - Brazilian real	ILS - Israeli shekel	SEK - Swedish krona
CAD - Canadian dollar	INR - Indian rupee	SGD - Singapore dollar
CHF - Swiss franc	ISK - Icelandic krona	SKK - Slovakian koruna
CLP - Chilean peso	ITL - Italian lira	THB - Thai baht
CNY - Chinese renminbi yuan	JPY - Japanese yen	TRY - Turkish lira
COP - Colombian peso	KES - Kenyan schilling	TWD - Taiwanese dollar
CRC - Costa Rican colon	KRW - South Korean won	USD - United States dollar
CZK - Czech koruna	MXN - Mexican peso	UYU – Uruguayan peso
DOP – Dominican peso	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
DKK - Danish krone	NOK - Norwegian krone	VND - Vietnamese dong
EGP - Egyptian pound	NGN – Nigerian naira	ZAR - South African rand
EUR - Euro	NZD - New Zealand dollar
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS – Ghanaian cedi	PHP – Philippine peso
HKD – Hong Kong dollar	PKR - Pakistani rupee

20 Notes to Schedule of Investments

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2016 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment Company
Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization"). Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows each Fund’s target strategic asset allocation effective May 1, 2015 to alternative, equity and fixed income asset classes. The alternative Underlying Funds in which the Funds may invest include the RIC Russell Commodity Strategies, RIC
Russell Global Infrastructure and RIF Global Real Estate Securities Funds. The equity Underlying Funds in which the Funds may invest include the RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF Aggressive Equity, RIF Multi-Style
Equity, RIC Russell Emerging Markets, RIC Russell Global Equity and RIF Non-U.S. Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Russell Global Opportunistic Credit, RIC Russell Investment Grade Bond, RIC
Russell Short Duration Bond and RIF Core Bond Funds.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
Asset Allocation	Fund	Fund	Fund	Strategy Fund
Alternative**	7%	10%	13%	13%
Equity	34	55	71	79
Fixed Income	59	35	16	8

* Prospectus dated May 1, 2015, as supplemented through March 16, 2016. Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report.
Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

Notes to Quarterly Report 21

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).

The Funds value the shares of the Underlying Funds at the current net asset value ("NAV") per share of each Underlying Fund.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Presentation of Portfolio Holdings.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility

22 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Notes to Quarterly Report 23

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

Derivatives
The Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the
FX contracts.

For the period ended March 31, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2016.

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives

24 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended March 31, 2016, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ period end options contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2016.

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).

The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ period end futures contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2016.

As of March 31, 2016, the Funds have cash collateral balances in connection with future contracts purchased/sold as follows:

Notes to Quarterly Report 25

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

Cash Collateral for Futures
Moderate Strategy Fund	$400,000
Balanced Strategy Fund	$1,700,000
Growth Strategy Fund	$900,000
Equity Growth Strategy Fund	$300,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of March 31, 2016, the Funds have cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Moderate Strategy Fund	$500,000	$1,313,093
Growth Strategy Fund	$600,000	$—
Equity Growth Strategy Fund	$1,650,000	$—

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity.
Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

26 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Notes to Quarterly Report 27

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended March 31, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging

The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2016.

Total Return Swaps
The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2016.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

28 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds or Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds or Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' or Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RFSC is the Funds' administrator and transfer agent. RFSC, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RFSC, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of London Stock Exchange Group plc ("LSEG")).

RIMCo has advised the Funds that, on October 8, 2015, Emerald Acquisition Limited, a company incorporated under the laws of England and Wales (“Buyer”), entered into an agreement with FRC and LSEG through which Buyer will acquire FRC’s asset management business (“Russell Investments”), including RIMCo, from LSEG (the “Transaction”). Buyer is a newly formed acquisition vehicle through which private equity funds affiliated with TA Associates will acquire a majority ownership interest and private equity funds affiliated with Reverence Capital Partners (“RCP”) will acquire a significant minority ownership interest in
Russell Investments. RIMCo expects that the Transaction will be consummated in the first half of 2016, subject to regulatory and other approvals and confirmations, and other conditions being satisfied.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of March 31, 2016, the Funds had invested $8,535,651 in the Russell U.S. Cash Management Fund.
4. Federal Income Taxes
At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund
Cost of Investments	$106,456,256	$269,065,263
Unrealized Appreciation	$3,787,230	$19,689,429
Unrealized Depreciation	(1,192,008)	(5,523,874)
Net Unrealized Appreciation (Depreciation)	$2,595,222	$14,165,555

Notes to Quarterly Report 29

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2016 (Unaudited)

	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$193,507,910	$46,783,979
Unrealized Appreciation	$8,879,972	$882,059
Unrealized Depreciation	(4,086,591)	(261,355)
Net Unrealized Appreciation (Depreciation)	$4,793,381	$620,704

5. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are
Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell
Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International
Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity
Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the
District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo and RFSC are defending the actions.
6. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

On April 4, 2016, the Board declared dividends payable from net investment income. Dividends were paid on April 6, 2016, to shareholders of record on April 5, 2016.

30 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the
Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your
Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 31

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-
15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the
Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and Chief Executive Officer, Russell Investment Funds

Date: May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and Chief Executive Officer, Russell Investment Funds

Date: May 13, 2016

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer and Chief Accounting Officer and Chief Financial Officer, Russell
Investment Funds

Date: May 13, 2016